UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2021
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.
The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30,2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Balanced Portfolio
Class I	$1,000.00	$1,095.70	0.69%	$3.59	$1,000.00	$1,021.37	0.69%	$3.46
Class S	1,000.00	1,093.70	0.94	4.88	1,000.00	1,020.13	0.94	4.71
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$1,123.00	1.10%	$5.79	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,125.50	0.60	3.16	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,124.30	0.85	4.48	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,123.60	1.00	5.27	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,122.60	1.20	6.32	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,000.20	0.05%	$0.25	$1,000.00	$1,024.55	0.05%	$0.25
Class S	1,000.00	1,000.10	0.05	0.25	1,000.00	1,024.55	0.05	0.25
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,170.30	1.07%	$5.76	$1,000.00	$1,019.49	1.07%	$5.36
Class I	1,000.00	1,172.90	0.62	3.34	1,000.00	1,021.72	0.62	3.11
Class S	1,000.00	1,171.90	0.87	4.69	1,000.00	1,020.48	0.87	4.36
Class S2	1,000.00	1,170.70	1.02	5.49	1,000.00	1,019.74	1.02	5.11

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$989.50	1.03%	$5.08	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	992.20	0.53	2.62	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	990.80	0.78	3.85	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	990.00	0.93	4.59	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,137.80	1.40%	$7.42	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,140.60	0.90	4.78	1,000.00	1,020.33	0.90	4.51
Class R6	1,000.00	1,140.70	0.88	4.67	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,139.10	1.15	6.10	1,000.00	1,019.09	1.15	5.76

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$344,372,474	$639,220,870	$—
Investments in affiliates at fair value**	40,775,980	—	—
Short-term investments at fair value†	21,087,903	9,845,917	—
Short-term investments at amortized cost	—	—	237,979,542
Repurchase agreements	—	—	304,306,000
Cash	268,183	142,411	639
Cash collateral for futures contracts	151,382	—	—
Foreign currencies at value‡	20,927	136,289	—
Receivables:
Investment securities sold	2,471,845	—	116,484,023
Investment securities sold on a delayed-delivery or when-issued basis	1,463,394	—	—
Fund shares sold	2,211,713	220,454	1,148,186
Dividends	535,957	1,243,992	519
Interest	370,511	40	9,395
Foreign tax reclaims	145,422	1,458,061	—
Variation margin on futures contracts	9,630	—	—
Unrealized appreciation on forward foreign currency contracts	15,080	—	—
Prepaid expenses	103	169	155
Reimbursement due from Investment Adviser	17,826	25,664	177,910
Other assets	57,539	62,808	141,965
Total assets	413,975,869	652,356,675	660,248,334
LIABILITIES:
Payable for investment securities purchased	1,219,872	—	157,955,392
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,933,704	—	—
Payable for fund shares redeemed	2,633,964	713,482	54,116
Payable upon receipt of securities loaned	15,838,444	8,938,917	—
Unrealized depreciation on forward foreign currency contracts	5,097	—	—
Payable for investment management fees	191,675	294,908	126,851
Payable for distribution and shareholder service fees	602	108,065	6
Payable for directors/trustees fees	1,908	3,148	2,673
Payable to directors/trustees under the deferred compensation plan (Note 6)	57,539	62,808	141,965
Other accrued expenses and liabilities	116,783	139,697	168,139
Written options, at fair value^	23,518	—	—
Total liabilities	25,023,106	10,261,025	158,449,142
NET ASSETS	$388,952,763	$642,095,650	$501,799,192
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$301,906,574	$564,077,362	$501,870,977
Total distributable earnings (loss)	87,046,189	78,018,288	(71,785)
NET ASSETS	$388,952,763	$642,095,650	$501,799,192
+ Including securities loaned at value	$15,472,012	$8,282,584	$—
* Cost of investments in securities	$283,277,713	$549,845,690	$—
** Cost of investments in affiliates	$38,554,702	$—	$—
† Cost of short-term investments	$21,088,055	$9,845,917	$—
‡ Cost of foreign currencies	$22,357	$137,156	$—
^ Premiums received on written options	$27,559	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$14,041,091	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,202,442	n/a
Net asset value and redemption price per share	n/a	$11.68	n/a
Class I
Net assets	$386,009,280	$140,495,917	$501,744,086
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	22,164,261	12,037,385	501,624,094
Net asset value and redemption price per share	$17.42	$11.67	$1.00
Class S
Net assets	$2,943,483	$484,284,304	$55,106
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	169,818	41,320,323	55,094
Net asset value and redemption price per share	$17.33	$11.72	$1.00
Class S2
Net assets	n/a	$392,123	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	33,912	n/a
Net asset value and redemption price per share	n/a	$11.56	n/a
Class T
Net assets	n/a	$2,882,215	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	246,552	n/a
Net asset value and redemption price per share	n/a	$11.69	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,541,144,262	$2,573,279,304	$480,660,424
Investments in affiliates at fair value**	—	806,414,723	—
Short-term investments at fair value†	38,173,447	36,767,381	14,420,718
Cash	347,159	1,291,783	—
Cash collateral for futures contracts	—	3,814,537	—
Cash pledged for centrally cleared swaps (Note 2)	—	3,516,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	320,000	—
Receivables:
Investment securities sold	—	12,552,935	2,057,288
Investment securities sold on a delayed-delivery or when-issued basis	—	51,189,750	—
Fund shares sold	11,462	11,912,462	86,753
Dividends	4,167,973	2,863,037	214,269
Interest	445	13,934,562	82
Foreign tax reclaims	231,444	—	3,331
Variation margin on futures contracts	—	647,568	—
Unrealized appreciation on forward foreign currency contracts	—	1,041,084	—
Prepaid expenses	891	971	126
Reimbursement due from Investment Adviser	—	121,399	37,528
Other assets	288,027	406,331	51,970
Total assets	3,584,365,110	3,520,073,827	497,532,489
LIABILITIES:
Payable for investment securities purchased	—	23,653,145	9,044,232
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	108,912,604	—
Payable for fund shares redeemed	8,132,151	29,915	162,384
Payable upon receipt of securities loaned	26,852,447	12,313,700	4,028,718
Unrealized depreciation on forward foreign currency contracts	—	340,811	—
Variation margin payable on centrally cleared swaps	—	4,717	—
Payable for investment management fees	1,620,031	1,381,140	344,101
Payable for distribution and shareholder service fees	466,287	543,454	21,625
Payable to custodian due to bank overdraft	—	—	1,004,330
Payable for directors/trustees fees	17,146	17,155	2,422
Payable to directors/trustees under the deferred compensation plan (Note 6)	288,027	406,331	51,970
Other accrued expenses and liabilities	425,358	556,523	158,774
Written options, at fair value^	—	881,808	—
Total liabilities	37,801,447	149,041,303	14,818,556
NET ASSETS	$3,546,563,663	$3,371,032,524	$482,713,933
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,198,603,896	$3,322,237,028	$354,500,758
Total distributable earnings	1,347,959,767	48,795,496	128,213,175
NET ASSETS	$3,546,563,663	$3,371,032,524	$482,713,933
+ Including securities loaned at value	$26,286,780	$12,044,608	$3,934,931
* Cost of investments in securities	$2,676,587,070	$2,486,168,251	$417,701,663
** Cost of investments in affiliates	$—	$793,908,162	$—
† Cost of short-term investments	$38,173,447	$36,767,337	$14,420,718
^ Premiums received on written options	$—	$1,070,359	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$970,125,603	$294,915,792	$8,325,450
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	29,058,974	22,940,344	423,278
Net asset value and redemption price per share	$33.38	$12.86	$19.67
Class I
Net assets	$2,058,318,520	$1,022,783,657	$372,110,545
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	60,229,529	78,688,643	17,646,504
Net asset value and redemption price per share	$34.17	$13.00	$21.09
Class R6
Net assets	n/a	n/a	$15,396,679
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	729,806
Net asset value and redemption price per share	n/a	n/a	$21.10
Class S
Net assets	$517,682,572	$2,036,354,987	$86,881,259
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	15,473,196	157,758,605	4,256,843
Net asset value and redemption price per share	$33.46	$12.91	$20.41
Class S2
Net assets	$436,968	$16,978,088	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	13,278	1,320,424	n/a
Net asset value and redemption price per share	$32.91	$12.86	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,113,359	$9,952,398	$4,635
Dividends from affiliated underlying funds	1,067,940	—	—
Interest	933,977	115	120,467
Securities lending income, net	37,751	14,028	—
Total investment income	4,153,027	9,966,541	125,102
EXPENSES:
Investment management fees	1,135,432	1,729,166	927,387
Distribution and shareholder service fees:
Class ADV	—	34,585	—
Class S	3,561	591,526	64
Class S2	—	746	—
Class T	—	10,148	—
Transfer agent fees:
Class ADV	—	3,778	—
Class I	164,446	36,681	302,491
Class S	1,248	129,241	30
Class S2	—	102	—
Class T	—	739	—
Shareholder reporting expense	16,290	36,500	25,340
Registration fees	—	—	1,977
Professional fees	13,394	22,274	17,187
Custody and accounting expense	72,038	53,576	27,110
Directors/trustees fees	7,632	12,592	10,694
Licensing fee (Note 7)	9,857	—	—
Shareholder notification costs (Note 6)	—	14,148	—
Miscellaneous expense	8,996	16,501	10,918
Interest expense	260	19	—
Total expenses	1,433,154	2,692,322	1,323,198
Waived and reimbursed fees	(117,597)	(175,758)	(1,198,096)
Net expenses	1,315,557	2,516,564	125,102
Net investment income	2,837,470	7,449,977	—
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,446,311	35,672,861	78,056
Sale of affiliated underlying funds	7,537	—	—
Forward foreign currency contracts	(38,278)	—	—
Foreign currency related transactions	13	(2,401)	—
Futures	542,164	—	—
Swaps	(112,635)	—	—
Written options	96,446	—	—
Net realized gain	22,941,558	35,670,460	78,056
Net change in unrealized appreciation (depreciation) on:
Investments	8,702,707	30,821,852	—
Affiliated underlying funds	154,421	—	—
Forward foreign currency contracts	46,517	—	—
Foreign currency related transactions	(16,216)	(62,648)	—
Futures	(9,397)	—	—
Written options	(8,318)	—	—
Net change in unrealized appreciation (depreciation)	8,869,714	30,759,204	—
Net realized and unrealized gain	31,811,272	66,429,664	78,056
Increase in net assets resulting from operations	$34,648,742	$73,879,641	$78,056
* Foreign taxes withheld	$60,943	$418,929	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$25,434,985	$3,250	$2,074,935
Dividends from affiliated underlying funds	—	15,688,570	—
Interest	—	37,029,243	46
Securities lending income, net	32,268	39,962	20,477
Total investment income	25,467,253	52,761,025	2,095,458
EXPENSES:
Investment management fees	10,203,028	8,506,767	2,042,422
Distribution and shareholder service fees:
Class ADV	2,348,991	745,761	19,957
Class S	626,129	2,549,978	108,449
Class S2	805	37,884	—
Transfer agent fees:
Class ADV	191,937	73,611	5,212
Class I	400,399	257,985	244,581
Class R6	—	—	10
Class S	102,322	503,393	56,941
Class S2	82	4,674	—
Shareholder reporting expense	122,175	97,100	19,900
Professional fees	61,540	65,010	5,802
Custody and accounting expense	127,473	179,680	25,350
Directors fees	68,584	68,618	9,691
Miscellaneous expense	41,829	85,110	7,116
Interest expense	2,718	—	1,191
Total expenses	14,298,012	13,175,571	2,546,622
Waived and reimbursed fees	(1,000,145)	(777,918)	(250,907)
Net expenses	13,297,867	12,397,653	2,295,715
Net investment income (loss)	12,169,386	40,363,372	(200,257)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	497,280,035	(3,957,517)	74,597,398
Forward foreign currency contracts	—	(2,482,429)	—
Foreign currency related transactions	—	28,192	50
Futures	—	(20,386,890)	—
Swaps	—	(6,622,187)	—
Written options	—	4,325,004	—
Net realized gain (loss)	497,280,035	(29,095,827)	74,597,448
Net change in unrealized appreciation (depreciation) on:
Investments	31,127,418	(43,282,836)	(12,750,640)
Affiliated underlying funds	—	(8,573,483)	—
Forward foreign currency contracts	—	2,927,974	—
Foreign currency related transactions	—	(727,928)	30
Futures	—	5,028,577	—
Swaps	—	(499,969)	—
Written options	—	(351,604)	—
Net change in unrealized appreciation (depreciation)	31,127,418	(45,479,269)	(12,750,610)
Net realized and unrealized gain (loss)	528,407,453	(74,575,096)	61,846,838
Increase (decrease) in net assets resulting from operations	$540,576,839	$(34,211,724)	$61,646,581
* Foreign taxes withheld	$68,016	$—	$5,761
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$2,837,470	$6,399,068	$7,449,977	$12,886,495
Net realized gain (loss)	22,941,558	5,154,690	35,670,460	(30,424,009)
Net change in unrealized appreciation (depreciation)	8,869,714	24,343,888	30,759,204	1,716,505
Increase (decrease) in net assets resulting from operations	34,648,742	35,897,646	73,879,641	(15,821,009)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(78,799)	(256,442)
Class I	(12,106,937)	(18,138,058)	(928,032)	(3,119,971)
Class S	(86,191)	(126,078)	(2,973,332)	(9,952,937)
Class S2	—	—	(2,274)	(6,422)
Class T	—	—	(14,627)	(44,881)
Return of capital:
Class ADV	—	—	—	(7,056)
Class I	—	—	—	(68,689)
Class S	—	—	—	(243,548)
Class S2	—	—	—	(168)
Class T	—	—	—	(1,310)
Total distributions	(12,193,128)	(18,264,136)	(3,997,064)	(13,701,424)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,895,118	5,535,434	4,015,267	18,903,580
Reinvestment of distributions	12,193,128	18,264,136	3,997,064	13,701,424
	14,088,246	23,799,570	8,012,331	32,605,004
Cost of shares redeemed	(21,213,408)	(41,524,529)	(47,194,037)	(102,658,244)
Net decrease in net assets resulting from capital share transactions	(7,125,162)	(17,724,959)	(39,181,706)	(70,053,240)
Net increase (decrease) in net assets	15,330,452	(91,449)	30,700,871	(99,575,673)
NET ASSETS:
Beginning of year or period	373,622,311	373,713,760	611,394,779	710,970,452
End of year or period	$388,952,763	$373,622,311	$642,095,650	$611,394,779
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$—	$1,187,700	$12,169,386	$34,522,135
Net realized gain	78,056	212,665	497,280,035	300,435,837
Net change in unrealized appreciation (depreciation)	—	—	31,127,418	130,647,761
Increase in net assets resulting from operations	78,056	1,400,365	540,576,839	465,605,733
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(24,833,067)	(89,633,973)
Class I	(76,617)	(1,404,625)	(51,108,040)	(185,709,436)
Class S	(7)	(11)	(13,200,400)	(48,725,698)
Class S2	—	—	(11,028)	(36,297)
Total distributions	(76,624)	(1,404,636)	(89,152,535)	(324,105,404)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,061,705	285,044,111	9,118,359	16,220,803
Reinvestment of distributions	76,624	1,404,636	89,108,338	323,931,465
	29,138,329	286,448,747	98,226,697	340,152,268
Cost of shares redeemed	(97,336,043)	(185,720,359)	(234,900,746)	(425,160,048)
Net increase (decrease) in net assets resulting from capital share transactions	(68,197,714)	100,728,388	(136,674,049)	(85,007,780)
Net increase (decrease) in net assets	(68,196,282)	100,724,117	314,750,255	56,492,549
NET ASSETS:
Beginning of year or period	569,995,474	469,271,357	3,231,813,408	3,175,320,859
End of year or period	$501,799,192	$569,995,474	$3,546,563,663	$3,231,813,408
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$40,363,372	$95,405,007	$(200,257)	$561,796
Net realized gain (loss)	(29,095,827)	86,132,589	74,597,448	2,886,158
Net change in unrealized appreciation (depreciation)	(45,479,269)	74,500,612	(12,750,610)	25,963,897
Increase (decrease) in net assets resulting from operations	(34,211,724)	256,038,208	61,646,581	29,411,851
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(4,443,704)	(15,415,594)	(34,072)	(115,866)
Class I	(18,187,515)	(60,842,817)	(1,965,801)	(7,399,513)
Class R6	—	—	(82,238)	(113,123)
Class S	(32,949,306)	(114,239,492)	(342,592)	(1,519,485)
Class S2	(291,405)	(1,162,517)	—	—
Total distributions	(55,871,930)	(191,660,420)	(2,424,703)	(9,147,987)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,394,447	289,580,060	16,984,291	35,470,151
Reinvestment of distributions	55,868,139	191,650,804	2,424,703	9,147,987
	111,262,586	481,230,864	19,408,994	44,618,138
Cost of shares redeemed	(232,115,376)	(498,718,864)	(41,750,338)	(145,853,074)
Net decrease in net assets resulting from capital share transactions	(120,852,790)	(17,488,000)	(22,341,344)	(101,234,936)
Net increase (decrease) in net assets	(210,936,444)	46,889,788	36,880,534	(80,971,072)
NET ASSETS:
Beginning of year or period	3,581,968,968	3,535,079,180	445,833,399	526,804,471
End of year or period	$3,371,032,524	$3,581,968,968	$482,713,933	$445,833,399
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-21+	16.43	0.13•	1.42	1.55	0.29	0.27	—	0.56	—	17.42	9.57	0.76	0.69	0.69	1.50	386,009	50
12-31-20	15.71	0.29	1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
Class S
06-30-21+	16.34	0.11•	1.41	1.52	0.26	0.27	—	0.53	—	17.33	9.37	1.01	0.94	0.94	1.25	2,943	50
12-31-20	15.62	0.23•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-21+	10.46	0.12•	1.16	1.28	0.06	—	—	0.06	—	11.68	12.30	1.16	1.10	1.10	2.09	14,041	37
12-31-20	10.83	0.18	(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
Class I
06-30-21+	10.44	0.14•	1.17	1.31	0.08	—	—	0.08	—	11.67	12.55	0.66	0.60	0.60	2.59	140,496	37
12-31-20	10.82	0.23	(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
Class S
06-30-21+	10.49	0.13•	1.17	1.30	0.07	—	—	0.07	—	11.72	12.43	0.91	0.85	0.85	2.34	484,284	37
12-31-20	10.87	0.21	(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-21+	10.35	0.12•	1.16	1.28	0.07	—	—	0.07	—	11.56	12.36	1.06	1.00	1.00	2.20	392	37
12-31-20	10.73	0.19	(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
Class T
06-30-21+	10.47	0.11•	1.17	1.28	0.06	—	—	0.06	—	11.69	12.26	1.41	1.20	1.20	1.99	2,882	37
12-31-20	10.85	0.18	(0.37)	(0.19)	0.18	—	0.01	0.19	—	10.47	(1.48)	1.41	1.20	1.20	1.74	2,573	72
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
Voya Government Money Market Portfolio
Class I
06-30-21+	1.00	0.00*•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.50	0.05	0.05	0.00*	501,744	—
12-31-20	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.29	0.51	0.17	0.17	0.20	569,945	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
Class S
06-30-21+	1.00	(0.00)*•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.75	0.05	0.05	(0.01)	55	—
12-31-20	1.00	0.00*	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.04	0.76	0.17	0.17	0.00*	51	—
06-30-18(5)	1.00	0.01	0.00	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
12-31-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.46	0.64	0.49	0.49	0.39	44	—
12-31-16	1.00	0.00*	0.00*	0.00	0.00*	0.00*	—	0.00*	—	1.00	0.10	0.64	0.38	0.38	0.00*	82	—
Voya Growth and Income Portfolio
Class ADV
06-30-21+	29.29	0.07•	4.88	4.95	—	0.86	—	0.86	—	33.38	17.03	1.17	1.07	1.07	0.43	970,126	41
12-31-20	27.93	0.26	4.22	4.48	0.26	2.86	—	3.12	—	29.29	16.74	1.17	1.07	1.07	0.90	903,118	92
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
Class I
06-30-21+	29.90	0.14•	4.99	5.13	—	0.86	—	0.86	—	34.17	17.29	0.67	0.62	0.62	0.88	2,058,319	41
12-31-20	28.44	0.39	4.32	4.71	0.39	2.86	—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-21+	29.32	0.10•	4.90	5.00	—	0.86	—	0.86	—	33.46	17.19	0.92	0.87	0.87	0.62	517,683	41
12-31-20	27.96	0.32	4.22	4.54	0.32	2.86	—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
Class S2
06-30-21+	28.88	0.08•	4.81	4.89	—	0.86	—	0.86	—	32.91	17.07	1.07	1.02	1.02	0.48	437	41
12-31-20	27.59	0.25•	4.19	4.44	0.29	2.86	—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
Voya Intermediate Bond Portfolio
Class ADV
06-30-21+	13.19	0.13•	(0.27)	(0.14)	0.19	0.00*	—	0.19	—	12.86	(1.05)	1.08	1.03	1.03	2.07	294,916	70
12-31-20	12.94	0.32	0.61	0.93	0.38	0.30	—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
Class I
06-30-21+	13.33	0.17•	(0.28)	(0.11)	0.22	0.00*	—	0.22	—	13.00	(0.78)	0.58	0.53	0.53	2.57	1,022,784	70
12-31-20	13.08	0.39	0.61	1.00	0.45	0.30	—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
Class S
06-30-21+	13.24	0.15•	(0.27)	(0.12)	0.21	0.00*	—	0.21	—	12.91	(0.92)	0.83	0.78	0.78	2.32	2,036,355	70
12-31-20	12.99	0.35	0.62	0.97	0.42	0.30	—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
Class S2
06-30-21+	13.19	0.14•	(0.27)	(0.13)	0.20	0.00*	—	0.20	—	12.86	(1.00)	0.98	0.93	0.93	2.17	16,978	70
12-31-20	12.94	0.33	0.62	0.95	0.40	0.30	—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-21+	17.36	(0.05)•	2.44	2.39	—	0.08	—	0.08	—	19.67	13.78	1.51	1.40	1.40	(0.53)	8,325	63
12-31-20	15.91	(0.04)	1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
Class I
06-30-21+	18.59	(0.00)*•	2.61	2.61	0.03	0.08	—	0.11	—	21.09	14.06	1.01	0.90	0.90	(0.03)	372,111	63
12-31-20	17.04	0.05	1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
Class R6
06-30-21+	18.60	(0.00)*•	2.61	2.61	0.03	0.08	—	0.11	—	21.10	14.07	0.88	0.88	0.88	(0.02)	15,397	63
12-31-20	17.04	0.03	1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
Class S
06-30-21+	17.99	(0.03)•	2.53	2.50	—	0.08	—	0.08	—	20.41	13.91	1.26	1.15	1.15	(0.28)	86,881	63
12-31-20	16.48	(0.00)*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has fourteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2021, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $51,448 and $2,399,963, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options and open forward foreign currency contracts were they to be unwound as of June 30, 2021. The Portfolios did not receive any cash collateral at June 30, 2021.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2021, Balanced and Intermediate Bond had a liability position of $28,615 and $1,222,619, respectively, on open forward foreign currency contracts and OTC written options. If a contingent feature would have been triggered as of June 30, 2021, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2021, Intermediate Bond pledged $320,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not pledge any cash collateral at June 30, 2021.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2021, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$2,065	$964,300
Intermediate Bond	319,299	62,304,862
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2021.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2021, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$20,272,309	$8,783,070
Intermediate Bond	384,268,305	107,696,438
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2021.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2021, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $3,828,333 and $155,605,000, respectively, on purchased foreign currency options. Please refer to the tables within each respective Portfolio of Investments for open purchased foreign currency options at June 30, 2021.
During the period ended June 30, 2021, Balanced and Intermediate Bond had written foreign currency options to generate income. Balanced and Intermediate Bond had average notional values of $2,244,667 and $91,442,333, respectively, on written foreign currency options. Please refer to the tables within each respective Portfolio of Investments for open written foreign currency options at June 30, 2021.
During the period ended June 30, 2021, Balanced and Intermediate Bond had purchased credit default swaptions in an attempt to gain exposure to certain credit markets. Balanced and Intermediate Bond had average notional values of $859,500 and $38,461,500, respectively, on purchased credit default swaptions. There were no open purchased credit default swaptions at June 30, 2021.
During the period ended June 30, 2021, Balanced and Intermediate Bond had written interest swaptions to generate income. Balanced and Intermediate Bond had average notional values of $1,666,500 and $69,247,500, respectively, on written interest swaptions. Please refer to the tables within each Portfolio of Investments for open written interest swaptions at June 30, 2021.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2021.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2021, Balanced and Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2021, Balanced and Intermediate Bond had an average notional amount of $4,460,000 and $81,704,670, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2021. Balanced did not have any open credit default swaps to buy protection at June 30, 2021.
At June 30, 2021, Intermediate Bond has pledged $3,516,000 in cash collateral for open centrally cleared credit default swaps.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2021, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2021, Balanced and Intermediate Bond had average notional amounts of $4,426,700 and $186,017,700, respectively, on Long interest rate swaps.
For the period ended June 30, 2021, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2021, Balanced and Intermediate Bond had average notional amounts of $3,868,445 and $161,956,645, respectively, on Short interest rate swaps.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. The Portfolios did not have any open interest rate swaps at June 30, 2021.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$105,136,029	$121,947,778
Global High Dividend Low Volatility	226,924,885	256,296,391
Growth and Income	1,385,364,844	1,568,755,234
Intermediate Bond	581,813,660	544,879,001
Small Company	297,931,884	322,598,524
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$86,158,294	$83,133,927
Intermediate Bond	1,825,994,571	1,955,740,402
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor has contractually agreed to waive 0.10% of average daily net assets attributable to distribution and/or shareholder service fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2021, the Distributor waived $38 of class specific distribution fees for Class S and the Investment Adviser waived $1,078,794 of management fees and/or certain expenses to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2021, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	June 30,
	2022	2023	2024	Total
Government Money Market	$—	$122,934	$231,150	$354,084
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
During the period ended June 30, 2021, Global High dividend Low Volatility incurred $14,148 of shareholder notification costs associated with changes to the Portfolio’s principal investment strategies.
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.16%
	Intermediate Bond	11.78
	Small Company	16.08
Voya Retirement Insurance and Annuity Company	Balanced	87.59

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Portfolio	Percentage
	Global High Dividend Low Volatility	19.60
	Government Money Market	89.43
	Growth and Income	53.65
	Intermediate Bond	25.59
	Small Company	61.20
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$165,489
Global High Dividend Low Volatility	169,939
Government Money Market	302,066
Growth and Income	688,896
Intermediate Bond	836,978
Small Company	306,407
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.40%	0.90%	0.90%	1.15%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2022, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:
	June 30,
	2022	2023	2024	Total
Balanced	$—	$122,934	$231,150	$354,084
Intermediate Bond	900	722,047	1,578,156	2,301,103
Small Company	—	—	1,021	1,021

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and /or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2021 are as follows:
	June 30,
	2022	2023	2024	Total
Small Company
Class ADV	$—	$3,281	$8,083	$11,364
Class I	—	190,129	396,537	586,666
Class S	—	39,677	91,275	130,952
The Expense Limitation Agreements are contractual through May 1, 2022, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2021:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	6	$1,229,500	1.27%
Global High Dividend Low Volatility	1	556,000	1.26
Growth and Income	9	$8,562,111	1.27%
Small Company	23	1,455,783	1.28

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2021	107,497	—	723,234	(1,231,865)	(401,134)	1,848,543	—	12,106,937	(21,058,818)	(7,103,338)
12/31/2020	360,697	—	1,372,016	(2,792,001)	(1,059,288)	5,254,763	—	18,138,058	(41,220,433)	(17,827,612)
Class S
6/30/2021	2,678	—	5,170	(9,014)	(1,166)	46,575	—	86,191	(154,590)	(21,824)
12/31/2020	20,580	—	9,573	(19,934)	10,219	280,671	—	126,078	(304,096)	102,653
Global High Dividend Low Volatility
Class ADV
6/30/2021	8,826	—	7,086	(122,253)	(106,341)	100,078	—	78,799	(1,360,101)	(1,181,224)
12/31/2020	77,076	—	30,013	(244,244)	(137,155)	752,065	—	263,498	(2,345,996)	(1,330,433)
Class I
6/30/2021	212,321	—	83,531	(654,876)	(359,024)	2,362,552	—	928,032	(7,245,503)	(3,954,919)
12/31/2020	588,767	—	360,415	(2,364,608)	(1,415,426)	5,540,929	—	3,188,660	(22,573,731)	(13,844,142)
Class S
6/30/2021	123,452	—	266,428	(3,450,172)	(3,060,292)	1,403,521	—	2,973,332	(38,430,029)	(34,053,176)
12/31/2020	1,269,817	—	1,152,590	(7,942,696)	(5,520,289)	12,292,843	—	10,196,485	(76,860,734)	(54,371,406)
Class S2
6/30/2021	266	—	207	(770)	(297)	2,844	—	2,274	(8,611)	(3,493)
12/31/2020	5,033	—	752	(2,502)	3,283	47,069	—	6,590	(24,262)	29,397
Class T
6/30/2021	12,930	—	1,313	(13,491)	752	146,272	—	14,627	(149,793)	11,106
12/31/2020	29,187	—	5,244	(86,581)	(52,150)	270,674	—	46,191	(853,521)	(536,656)
Government Money Market
Class I
6/30/2021	29,057,020	—	76,617	(97,335,740)	(68,202,103)	29,057,021	—	76,616	(97,335,740)	(68,202,103)
12/31/2020	284,993,081	—	1,404,627	(185,720,025)	100,677,683	284,993,082	—	1,404,625	(185,720,024)	100,677,683

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Government Money Market (continued)
Class S
6/30/2021	4,684	—	8	(303)	4,389	4,684	—	8	(303)	4,389
12/31/2020	50,935	—	11	(335)	50,611	51,029	—	11	(335)	50,705
Growth and Income
Class ADV
6/30/2021	157,420	—	780,669	(2,713,681)	(1,775,592)	5,137,681	—	24,833,067	(86,312,984)	(56,342,236)
12/31/2020	381,685	—	3,200,778	(4,837,747)	(1,255,284)	10,173,687	—	89,633,973	(131,329,069)	(31,521,409)
Class I
6/30/2021	49,401	—	1,569,264	(3,127,021)	(1,508,356)	1,632,749	—	51,063,843	(101,936,202)	(49,239,610)
12/31/2020	131,725	—	6,481,755	(8,128,307)	(1,514,827)	3,542,024	—	185,535,497	(224,852,134)	(35,774,613)
Class S
6/30/2021	73,635	—	414,195	(1,471,062)	(983,232)	2,340,642	—	13,200,400	(46,650,614)	(31,109,572)
12/31/2020	96,683	—	1,737,030	(2,535,098)	(701,385)	2,469,446	—	48,725,698	(68,964,645)	(17,769,501)
Class S2
6/30/2021	230	—	352	(29)	553	7,287	—	11,028	(946)	17,369
12/31/2020	1,276	—	1,309	(504)	2,081	35,646	—	36,297	(14,200)	57,743
Intermediate Bond
Class ADV
6/30/2021	703,704	—	345,850	(1,818,294)	(768,740)	9,071,291	—	4,443,704	(23,379,003)	(9,864,008)
12/31/2020	3,515,325	—	1,167,978	(3,483,158)	1,200,145	46,668,825	—	15,415,594	(44,766,871)	17,317,548
Class I
6/30/2021	1,696,823	—	1,399,543	(7,555,319)	(4,458,953)	22,168,268	—	18,183,724	(98,081,139)	(57,729,147)
12/31/2020	9,821,445	—	4,557,628	(9,507,807)	4,871,266	130,462,764	—	60,833,201	(125,955,725)	65,340,240
Class S
6/30/2021	1,748,107	—	2,553,840	(8,121,359)	(3,819,412)	22,496,656	—	32,949,306	(104,924,000)	(49,478,038)
12/31/2020	7,846,255	—	8,618,670	(24,172,230)	(7,707,305)	104,534,355	—	114,239,492	(318,422,414)	(99,648,567)
Class S2
6/30/2021	128,336	—	22,667	(446,680)	(295,677)	1,658,232	—	291,405	(5,731,234)	(3,781,597)
12/31/2020	601,174	—	88,025	(726,972)	(37,773)	7,914,116	—	1,162,517	(9,573,854)	(497,221)
Small Company
Class ADV
6/30/2021	65,484	—	1,793	(38,720)	28,557	1,268,545	—	34,073	(761,090)	541,528
12/31/2020	51,983	—	10,173	(121,718)	(59,562)	701,057	—	115,866	(1,719,028)	(902,105)
Class I
6/30/2021	415,432	—	96,552	(1,536,127)	(1,024,143)	8,542,868	—	1,965,799	(31,600,319)	(21,091,652)
12/31/2020	1,920,657	—	608,513	(8,972,526)	(6,443,356)	24,446,642	—	7,399,513	(126,402,402)	(94,556,247)
Class R6
6/30/2021	251,525	—	4,037	(142,344)	113,218	5,284,837	—	82,239	(2,789,229)	2,577,847
12/31/2020	414,831	—	9,295	(139,912)	284,214	7,085,914	—	113,123	(2,086,431)	5,112,606
Class S
6/30/2021	93,258	—	17,382	(330,098)	(219,458)	1,888,041	—	342,592	(6,599,700)	(4,369,067)
12/31/2020	226,261	—	128,879	(1,098,470)	(743,330)	3,236,538	—	1,519,485	(15,645,213)	(10,889,190)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$11,648	$(11,648)	$—
Barclays Capital Inc.	7,293	(7,293)	—
BMO Capital Markets Corp	134,528	(134,528)	—
BNP Paribas	197,877	(197,877)	—
BNP Paribas Prime Brokerage International Ltd.	47,019	(47,019)	—
BNP Paribas Securities Corp.	28,312	(28,312)	—
BofA Securities Inc.	75,862	(75,862)	—
Citadel Clearing LLC	35,981	(35,981)	—
Citigroup Global Markets Inc.	81,030	(81,030)	—
Citigroup Global Markets Limited	15,051	(15,051)	—
Deutsche Bank Securities Inc.	3,266,082	(3,266,082)	—
HSBC Bank PLC	48,088	(48,088)	—
Industrial And Commercial Bank Of China	14,334	(14,334)	—
J.P. Morgan Securities LLC	1,291,558	(1,291,558)	—
Jefferies LLC	1,839,122	(1,839,122)	—
JP Morgan Securities, PLC	162,096	(162,096)	—
Merrill Lynch International	76,684	(76,684)	—
Morgan Stanley & Co. LLC	206,958	(206,958)	—
MUFG Securities Americas Inc.	21,585	(21,585)	—
National Bank of Canada Financial Inc.	112,663	(112,663)	—
Natixis Securities America LLC	111,256	(111,256)	—
Nomura Securities International, Inc.	189,858	(189,858)	—
Societe Generale	2,431,768	(2,431,768)	—
SunTrust Robinson Humphrey, Inc.	46,073	(46,073)	—
TD Prime Services LLC	1,041,662	(1,041,662)	—
UBS AG	196,266	(196,266)	—
Wells Fargo Securities LLC	3,781,358	(3,781,358)	—
Total	$15,472,012	$(15,472,012)	$—

(1)
Cash collateral with a fair value of $15,838,444 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
Global High Dividend Low Volatiliy
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$165,605	$(165,605)	$—
BofA Securities Inc.	1,434,988	(1,434,988)	—
Goldman Sachs & Co. LLC	609,955	(609,955)	—
HSBC Bank PLC	1,283,699	(1,283,699)	—
JP Morgan Securities, PLC	1,387,454	(1,387,454)	—
Merrill Lynch International	1,020,518	(1,020,518)	—
State Street Bank and Trust Company	701,577	(701,577)	—
UBS AG	1,678,788	(1,678,788)	—
Total	$8,282,584	$(8,282,584)	$—

(1)
Cash collateral with a fair value of $8,938,917 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$26,286,780	$(26,286,780)	$—
Total	$26,286,780	$(26,286,780)	$—

(1)
Cash collateral with a fair value of $26,852,447 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$2,601,821	$(2,601,821)	$—
Citigroup Global Markets Inc.	160,539	(160,539)
Deutsche Bank Securities Inc.	2,260,372	(2,260,372)	—
Goldman Sachs & Co. LLC	515,824	(515,824)	—
J.P. Morgan Securities LLC	437,047	(437,047)	—
Mirae Asset Securities (USA) Inc.	139,515	(139,515)	—
MUFG Securities Americas Inc.	2,230,960	(2,230,960)	—
Morgan Stanley & Co. LLC	220,381	(220,381)	—
National Bank Financial Inc.	24,509	(24,509)	—
Societe Generale	3,398,248	(3,398,248)	—
SunTrust Robinson Humphrey, Inc.	55,392	(55,392)	—
Total	$12,044,608	$(12,044,608)	$—

(1)
Cash collateral with a fair value of $12,313,700 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$375,128	$(375,128)	$—
BNP Paribas Securities Corp.	11,956	(11,956)	—
BNP Paribas Prime Brokerage International Ltd.	53,161	(53,161)	—
BofA Securities Inc.	965,662	(965,662)	—
Goldman Sachs & Co. LLC	226,985	(226,985)	—
HSBC Bank PLC	685,855	(685,855)	—
Morgan Stanley & Co. LLC	1,470,868	(1,470,868)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank of Canada Financial Inc.	$135,720	$(135,720)	$—
SG Americas Securities, LLC	591	(591)	—
TD Prime Services LLC	9,005	(9,005)	—
Total	$3,934,931	$(3,934,931)	$—

(1)
Cash collateral with a fair value of $4,028,718 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020			Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain
Balanced	$13,587,908	$4,676,228	$—	$8,811,831	$14,753,234
Global High Dividend Low Volatility	13,380,653	—	320,771	16,108,952	28,703,568
Government Money Market	1,404,636	—	—	8,951,042	—
Growth and Income	34,554,841	289,550,563	—	44,737,928	308,615,727
Intermediate Bond	161,769,148	29,891,272	—	117,674,224	—
Small Company	4,343,405	4,804,582	—	17,627,644	56,993,831
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
					Amount	Character	Expiration
Balanced	$9,654,626	$2,536,015	$—	$53,217,389	$—	—	—
Global High Dividend Low Volatility	—	—	—	58,140,126	(24,259,378)	Short-term	None
					(25,706,795)	Long-term	None
					$(49,966,173)
Government Money Market	—	—	—	—	—	—	—
Growth and Income	—	89,150,638	—	807,614,186	—	—	—
Intermediate Bond	—	91,902	(9,385,706)	148,383,317	—	—	—
Small Company	2,423,773	—	—	66,597,837	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2021, the following Portfolios declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	NII	$0.0602	July 2, 2021	June 30, 2021
Class I	NII	$0.0749	July 2, 2021	June 30, 2021
Class S	NII	$0.0675	July 2, 2021	June 30, 2021
Class S2	NII	$0.0635	July 2, 2021	June 30, 2021
Class T	NII	$0.0576	July 2, 2021	June 30, 2021
Government Money Market
All Classes	STCG	$0.0000*	August 2, 2021	July 29, 2021
Intermediate Bond
Class ADV	NII	$0.0324	August 2, 2021	Daily
Class I	NII	$0.0383	August 2, 2021	Daily
Class S	NII	$0.0353	August 2, 2021	Daily
Class S2	NII	$0.0335	August 2, 2021	Daily

NII – Net investment income
STCG – Short-term capital gain
*
Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 40.6%
	Communication Services: 3.6%
1,562 (1)	Adevinta ASA	$29,964	0.0
1,640 (1)	Alphabet, Inc. - Class A	4,004,536	1.0
10,980 (1)	Altice USA, Inc.	374,857	0.1
35	Cable One, Inc.	66,948	0.0
1,031 (1)	Charter Communications, Inc.	743,815	0.2
12,848	Comcast Corp. - Class A	732,593	0.2
15,362	Deutsche Telekom AG	324,906	0.1
3,723	Electronic Arts, Inc.	535,479	0.2
8,136 (1)	Facebook, Inc. - Class A	2,828,969	0.7
3,078	Fox Corp. - Class A	114,286	0.0
332 (2)	Iliad SA	48,644	0.0
9,431 (1)	Iridium Communications, Inc.	377,146	0.1
1,000	Konami Holdings Corp.	59,890	0.0
1,447 (1)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	67,126	0.0
321 (1)	Liberty Broadband Corp. - Series C	55,745	0.0
11,413 (1)	Liberty Global PLC - Class A	309,977	0.1
1,692 (1)	NetFlix, Inc.	893,731	0.2
1,665	New York Times Co.	72,511	0.0
10,213	News Corp - Class A	263,189	0.1
395	Nexstar Media Group, Inc.	58,413	0.0
300	Nintendo Co., Ltd.	173,602	0.1
181 (1)	Pinterest, Inc.	14,290	0.0
615 (1)	Playtika Holding Corp.	14,662	0.0
1,426	Publicis Groupe	91,257	0.0
296 (1)	Roku, Inc.	135,938	0.1
167 (1)	Sea Ltd. ADR	45,858	0.0
900	SoftBank Group Corp.	62,768	0.0
41,896	Spark New Zealand Ltd.	140,631	0.1
4,141 (2)	Tele2 AB	56,458	0.0
17,842	Telstra Corp., Ltd.	50,321	0.0
910	Verizon Communications, Inc.	50,987	0.0
5,377	ViacomCBS, Inc. - Class B	243,040	0.1
2,643 (2)	Vivendi SE	88,802	0.0
146,319	Vodafone Group PLC	245,235	0.1
1,461 (1)	Walt Disney Co.	256,800	0.1
6,781	WPP PLC	91,664	0.0
3,396 (1)	Yelp, Inc.	135,704	0.0
		13,860,742	3.6

	Consumer Discretionary: 5.2%
178	Adidas AG	66,422	0.0
912 (1)	Adient plc	41,222	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,105 (1)	Adtalem Global Education, Inc.	$39,382	0.0
1,383 (1)	Amazon.com, Inc.	4,757,741	1.2
1,279 (2)	American Eagle Outfitters, Inc.	48,001	0.0
2,032	Aristocrat Leisure Ltd.	65,598	0.0
3,410 (1)	Autonation, Inc.	323,302	0.1
5,826	Barratt Developments PLC	56,097	0.0
1,583	Bayerische Motoren Werke AG	167,822	0.1
3,172	BorgWarner, Inc.	153,969	0.0
4,720 (1)	Boyd Gaming Corp.	290,233	0.1
587	Brunswick Corp.	58,477	0.0
1,755 (1)	Carmax, Inc.	226,658	0.1
391	Carter’s, Inc.	40,339	0.0
516 (1)	Carvana Co.	155,739	0.0
1,145	Cie Generale des Etablissements Michelin SCA	182,736	0.1
1,529 (1)	CROCS, Inc.	178,159	0.1
2,281	Daimler AG	203,827	0.1
7,162	Dana, Inc.	170,169	0.1
1,557 (1)	Deckers Outdoor Corp.	597,997	0.2
2,030	Dick’s Sporting Goods, Inc.	203,386	0.1
1,612	Electrolux AB	44,672	0.0
557 (3)	Evolution AB	88,107	0.0
89 (1)	Five Below, Inc.	17,201	0.0
1,378	Foot Locker, Inc.	84,926	0.0
1,139 (1)	Fox Factory Holding Corp.	177,297	0.1
490	Garmin Ltd.	70,874	0.0
10,911	Gentex Corp.	361,045	0.1
131,800	Genting Singapore Ltd.	82,094	0.0
2,351 (1)	Goodyear Tire & Rubber Co.	40,320	0.0
2,624	H&R Block, Inc.	61,612	0.0
209 (1)	HelloFresh SE	20,317	0.0
600	Hikari Tsushin, Inc.	105,448	0.0
696 (1)	Hilton Worldwide Holdings, Inc.	83,952	0.0
1,755	Home Depot, Inc.	559,652	0.2
5,200	Honda Motor Co., Ltd.	167,249	0.1
6,347	Husqvarna AB - B Shares	84,353	0.0
800	Iida Group Holdings Co. Ltd.	20,578	0.0
9,208	JD Sports Fashion PLC	117,178	0.0
2,032	KB Home	82,743	0.0
97	Kering SA	84,993	0.0
3,237	Kingfisher PLC	16,337	0.0
2,039	Kohl’s Corp.	112,369	0.0
286	Lear Corp.	50,130	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,559	Lennar Corp. - Class A	$452,937	0.1
898	Lithia Motors, Inc.	308,589	0.1
8,544 (1)	LKQ Corp.	420,536	0.1
581	Lowe’s Cos, Inc.	112,697	0.0
480	LVMH Moet Hennessy Louis Vuitton SE	377,594	0.1
221 (1)	Marriott Vacations Worldwide Corp.	35,205	0.0
661 (1)	Mattel, Inc.	13,286	0.0
3,746	McDonald’s Corp.	865,289	0.2
800 (1)	Mercari, Inc.	42,291	0.0
1,523	Nike, Inc. - Class B	235,288	0.1
4,800 (1)	Nissan Motor Co., Ltd.	23,912	0.0
700	Nitori Co., Ltd.	123,618	0.1
37 (1)	NVR, Inc.	184,012	0.1
305 (1)	Ollie’s Bargain Outlet Holdings, Inc.	25,660	0.0
553 (1)	O’Reilly Automotive, Inc.	313,114	0.1
2,600	Panasonic Corp.	29,938	0.0
450	Pandora A/S	60,711	0.0
198 (1)	Penn National Gaming, Inc.	15,145	0.0
1,798	Persimmon PLC	73,653	0.0
99	Polaris, Inc.	13,559	0.0
758	Prosus NV	74,259	0.0
2,341	Pulte Group, Inc.	127,748	0.0
5,300	Rakuten Group, Inc.	59,843	0.0
160 (1)	RH	108,640	0.0
1,889 (1)	Scientific Games Corp.	146,284	0.0
206	SEB SA	37,266	0.0
6,700	Sekisui House Ltd.	137,583	0.1
2,968	Service Corp. International	159,055	0.0
3,000	Sony Group Corp.	290,902	0.1
2,100	Stanley Electric Co., Ltd.	60,672	0.0
2,387	Starbucks Corp.	266,890	0.1
744	Stellantis NV	14,637	0.0
7,200	Sumitomo Electric Industries Ltd.	106,343	0.0
5,925	TABCORP Holdings Ltd.	22,989	0.0
1,837	Target Corp.	444,076	0.1
4,816 (1)	Taylor Morrison Home Corp.	127,239	0.0
1,310	Tempur Sealy International, Inc.	51,339	0.0
2,086 (1)	Tesla, Inc.	1,417,854	0.4
604	Thor Industries, Inc.	68,252	0.0
479	Toll Brothers, Inc.	27,691	0.0
167 (1)	TopBuild Corp.	33,029	0.0
1,300	Toyota Motor Corp.	113,638	0.0
1,461	Travel + Leisure Co.	86,856	0.0
13,529 (1)	Tri Pointe Homes, Inc.	289,926	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
532 (1)	Ulta Beauty, Inc.	$183,950	0.1
3,069	Wendy’s Company	71,876	0.0
6,968	Wesfarmers Ltd.	308,913	0.1
697 (2)	Williams-Sonoma, Inc.	111,276	0.0
377	Wingstop, Inc.	59,427	0.0
30,300	Yamada Holdings Co. Ltd.	140,111	0.1
2,301 (1)	YETI Holdings, Inc.	211,278	0.1
3,967	Yum! Brands, Inc.	456,324	0.1
		20,103,923	5.2

	Consumer Staples: 2.5%
2,200	Ajinomoto Co., Inc.	57,155	0.0
4,823 (2)	Albertsons Cos, Inc.	94,820	0.0
13,853	Altria Group, Inc.	660,511	0.2
1,221 (1)	BJ’s Wholesale Club Holdings, Inc.	58,095	0.0
23 (1)	Boston Beer Co., Inc.	23,478	0.0
8,384	British American Tobacco PLC	325,513	0.1
3,784	Coca-Cola Co.	204,752	0.1
2,525	Coca-Cola HBC AG	91,396	0.0
2,145	Costco Wholesale Corp.	848,712	0.2
1,593 (1)	Darling Ingredients, Inc.	107,528	0.0
327	Diageo PLC	15,673	0.0
2,380	Energizer Holdings, Inc.	102,292	0.0
1,866	Estee Lauder Cos., Inc.	593,537	0.2
2,596	Flowers Foods, Inc.	62,823	0.0
3,081 (1)	Herbalife Nutrition Ltd.	162,461	0.0
272	Hershey Co.	47,377	0.0
7,776	Imperial Brands PLC	167,672	0.1
493	Ingredion, Inc.	44,617	0.0
10,129	J Sainsbury Plc	38,124	0.0
6,100 (2)	Japan Tobacco, Inc.	115,280	0.0
7,792	Koninklijke Ahold Delhaize NV	232,042	0.1
2,600	Lawson, Inc.	120,423	0.0
631	L’Oreal S.A.	281,800	0.1
8,902	Mondelez International, Inc.	555,841	0.2
3,956 (1)	Monster Beverage Corp.	361,381	0.1
3,980	Nestle SA	496,095	0.1
1,114	Nu Skin Enterprises, Inc.	63,108	0.0
9,632	Orkla ASA	98,161	0.0
8,407	PepsiCo, Inc.	1,245,665	0.3
671	Pernod Ricard SA	149,138	0.0
9,607	Philip Morris International, Inc.	952,150	0.3
4,000 (2)	Pola Orbis Holdings, Inc.	105,472	0.0
922 (1)	Post Holdings, Inc.	100,009	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
2,071	Procter & Gamble Co.	$279,440	0.1
2,521	Reckitt Benckiser Group PLC	222,730	0.1
202	Sanderson Farms, Inc.	37,970	0.0
1,462 (1)	Sprouts Farmers Market, Inc.	36,331	0.0
23,030	Swedish Match AB	196,403	0.1
1,000	Toyo Suisan Kaisha Ltd.	38,542	0.0
3,145	Treasury Wine Estates Ltd.	27,539	0.0
530	Tyson Foods, Inc.	39,093	0.0
4,432	Unilever PLC	259,425	0.1
600	Welcia Holdings Co. Ltd.	19,619	0.0
128,500 (3)	WH Group Ltd.	115,342	0.0
		9,855,535	2.5

	Energy: 1.2%
7,323	APA Corp.	158,396	0.1
32,420	BP PLC	142,174	0.1
2,026 (1)	ChampionX Corp.	51,967	0.0
598	Chevron Corp.	62,635	0.0
1,255	Cimarex Energy Co.	90,925	0.0
8,615	ConocoPhillips	524,654	0.1
50,200	ENEOS Holdings, Inc.	210,378	0.1
4,602	ENI S.p.A.	56,105	0.0
1,089	EOG Resources, Inc.	90,866	0.0
770 (1)	EQT Corp.	17,140	0.0
15,531	Equitrans Midstream Corp.	132,169	0.0
7,168	Exxon Mobil Corp.	452,157	0.1
2,804	Galp Energia SGPS SA	30,487	0.0
18,012	Halliburton Co.	416,437	0.1
7,321	Marathon Petroleum Corp.	442,335	0.1
3,013	Phillips 66	258,576	0.1
1,692	Pioneer Natural Resources Co.	274,984	0.1
8,859 (2)	Repsol SA	111,292	0.0
11,773	Royal Dutch Shell PLC - Class A	236,023	0.1
6,345	Santos Ltd.	33,702	0.0
9,533	Targa Resources Corp.	423,742	0.1
6,131	Tenaris S.A.	67,075	0.0
561 (1)	Thungela Resources Ltd.	1,544	0.0
767 (2)	TotalEnergies SE	34,747	0.0
6,207	World Fuel Services Corp.	196,948	0.1
		4,517,458	1.2

	Financials: 5.3%
9,495	3i Group PLC	154,093	0.0
13,800	AIA Group Ltd.	171,197	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
19 (1)	Alleghany Corp.	$12,674	0.0
1,907	Allstate Corp.	248,749	0.1
6,209	Ally Financial, Inc.	309,457	0.1
1,946	Ameriprise Financial, Inc.	484,320	0.1
20,357	Annaly Capital Management, Inc.	180,770	0.1
848	Aon PLC	202,468	0.1
580	ASX Ltd.	33,812	0.0
1,084	Australia & New Zealand Banking Group Ltd.	22,881	0.0
2,229	AXA S.A.	56,599	0.0
8,102 (1)	Bank Leumi Le-Israel BM	61,565	0.0
5,466	Bank of America Corp.	225,363	0.1
2,607	Bank OZK	109,911	0.0
85,726	Barclays PLC	203,434	0.1
7,873 (1)	Berkshire Hathaway, Inc. - Class B	2,188,064	0.6
1,028	Blackrock, Inc.	899,469	0.2
4,318	BNP Paribas	270,996	0.1
23,000	BOC Hong Kong Holdings Ltd.	77,954	0.0
231	Brown & Brown, Inc.	12,275	0.0
878	Capital One Financial Corp.	135,818	0.1
9,294	Citigroup, Inc.	657,551	0.2
1,396	Citizens Financial Group, Inc.	64,035	0.0
16,073	CNO Financial Group, Inc.	379,644	0.1
6,288	CNP Assurances	107,169	0.0
8,553 (1)	Commerzbank AG	60,741	0.0
628	Commonwealth Bank of Australia	47,026	0.0
2,987 (1)	Deutsche Bank AG	38,943	0.0
690	Deutsche Boerse AG	120,437	0.0
36,093	Direct Line Insurance Group PLC	142,358	0.0
401	East West Bancorp, Inc.	28,748	0.0
1,671	Essent Group Ltd.	75,111	0.0
632	Evercore, Inc.	88,967	0.0
121	Factset Research Systems, Inc.	40,609	0.0
1,540	Fifth Third Bancorp	58,874	0.0
6,302	First American Financial Corp.	392,930	0.1
172	Globe Life, Inc.	16,383	0.0
2,795	Hancock Whitney Corp.	124,210	0.0
421	Hannover Rueck SE	70,479	0.0
3,016	Hanover Insurance Group, Inc.	409,090	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
2,700	Hong Kong Exchanges and Clearing Ltd.	$160,730	0.1
28,319	HSBC Holdings PLC	163,443	0.1
10,796	ING Groep NV	143,310	0.0
1,586	International Bancshares Corp.	68,103	0.0
66,538	Intesa Sanpaolo SpA	184,066	0.1
2,537	Janus Henderson Group PLC	98,461	0.0
866	Jefferies Financial Group, Inc.	29,617	0.0
13,018	JPMorgan Chase & Co.	2,024,820	0.5
2,221	Keycorp	45,864	0.0
3,966	Kinnevik AB	158,814	0.0
481	London Stock Exchange Group PLC	53,155	0.0
1,510	LPL Financial Holdings, Inc.	203,820	0.1
12,508	M&G PLC	39,624	0.0
2,406	Magellan Financial Group Ltd.	97,173	0.0
12,418	Medibank Pvt Ltd.	29,441	0.0
7,354	MGIC Investment Corp.	100,014	0.0
48,400	Mitsubishi UFJ Financial Group, Inc.	260,695	0.1
563	MSCI, Inc. - Class A	300,124	0.1
680	Muenchener Rueckversicherungs-Gesellschaft AG	186,361	0.1
20,927	Natwest Group PLC	58,894	0.0
3,888	Navient Corp.	75,155	0.0
1,265	New Residential Investment Corp.	13,396	0.0
8,497	New York Community Bancorp., Inc.	93,637	0.0
22,700	Nomura Holdings, Inc.	115,531	0.0
13,622	Nordea Bank Abp	151,693	0.0
18,960	Old Republic International Corp.	472,294	0.1
7,600	Oversea-Chinese Banking Corp., Ltd.	67,729	0.0
1,494	PacWest Bancorp	61,493	0.0
322	Popular, Inc.	24,166	0.0
10,470 (3)	Poste Italiane SpA	138,576	0.0
698	Primerica, Inc.	106,892	0.0
1,012	PROG Holdings, Inc.	48,708	0.0
227	Prosperity Bancshares, Inc.	16,299	0.0
25,326	Regions Financial Corp.	511,079	0.1
219	Reinsurance Group of America, Inc.	24,966	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
382	RLI Corp.	$39,953	0.0
2,045	S&P Global, Inc.	839,370	0.2
1,576	SEI Investments Co.	97,665	0.0
590	Selective Insurance Group	47,879	0.0
259	Signature Bank	63,623	0.0
22,051	Standard Chartered PLC	140,725	0.0
5,384	Stifel Financial Corp.	349,206	0.1
7,400	Sumitomo Mitsui Financial Group, Inc.	255,093	0.1
6,100	Sumitomo Mitsui Trust Holdings, Inc.	194,591	0.1
160	Swiss Life Holding AG	77,833	0.0
11,400	Synchrony Financial	553,128	0.2
3,108	Synovus Financial Corp.	136,379	0.1
11,300	T&D Holdings, Inc.	146,639	0.0
2,000	Tokio Marine Holdings, Inc.	92,121	0.0
1,878	Tradeweb Markets, Inc.	158,804	0.1
13,764	UBS Group AG	210,826	0.1
1,114	UMB Financial Corp.	103,669	0.0
7,169	Umpqua Holdings Corp.	132,268	0.1
14,453	UniCredit SpA	170,873	0.1
4,359	Unum Group	123,796	0.0
1,899	US Bancorp	108,186	0.0
937	Washington Federal, Inc.	29,778	0.0
1,570	Webster Financial Corp.	83,744	0.0
22,715	Wells Fargo & Co.	1,028,762	0.3
296	Wintrust Financial Corp.	22,386	0.0
947	Zions Bancorp NA	50,058	0.0
458	Zurich Insurance Group AG	183,963	0.1
		20,754,635	5.3

	Health Care: 5.2%
63 (1)	10X Genomics, Inc.	12,337	0.0
4,458	Abbott Laboratories	516,816	0.1
1,061	AbbVie, Inc.	119,511	0.0
4,516	Agilent Technologies, Inc.	667,510	0.2
1,332 (1)	Alexion Pharmaceuticals, Inc.	244,702	0.1
527 (1)	Align Technology, Inc.	321,997	0.1
397 (1)	Amedisys, Inc.	97,237	0.0
2,019	Anthem, Inc.	770,854	0.2
204 (1)	Arrowhead Pharmaceuticals, Inc.	16,895	0.0
1,401	AstraZeneca PLC	168,322	0.1
2,351	Bayer AG	142,929	0.0
746	Becton Dickinson & Co.	181,420	0.1
352	Bio-Techne Corp.	158,491	0.1
12,657	Bristol-Myers Squibb Co.	845,741	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,164 (1)	Centene Corp.	$84,891	0.0
257 (1)	Charles River Laboratories International, Inc.	95,069	0.0
273	Chemed Corp.	129,538	0.1
2,087	Cigna Corp.	494,765	0.1
153	Cochlear Ltd.	28,866	0.0
1,103	CSL Ltd.	235,897	0.1
1,781	CVS Health Corp.	148,607	0.1
800	Daiichi Sankyo Co., Ltd.	17,258	0.0
138 (1)	DexCom, Inc.	58,926	0.0
167	DiaSorin SpA	31,599	0.0
4,282 (1)	Edwards Lifesciences Corp.	443,487	0.1
1,000	Eisai Co., Ltd.	98,277	0.0
561	Eli Lilly & Co.	128,761	0.1
812 (1)	Emergent Biosolutions, Inc.	51,148	0.0
765 (1)	Envista Holdings Corp.	33,056	0.0
4,483 (1)	Exelixis, Inc.	81,680	0.0
1,235	Fisher & Paykel Healthcare Corp. Ltd.	26,867	0.0
544	Fresenius SE & Co. KGaA	28,391	0.0
12,476	GlaxoSmithKline PLC	245,267	0.1
578 (1)	Globus Medical, Inc.	44,812	0.0
1,692 (1)	Halozyme Therapeutics, Inc.	76,834	0.0
377 (1)	HealthEquity, Inc.	30,341	0.0
3,946	Hikma Pharmaceuticals PLC	133,540	0.0
557	Hill-Rom Holdings, Inc.	63,270	0.0
1,600	Hoya Corp.	211,633	0.1
1,002	Humana, Inc.	443,605	0.1
5,225 (1)	Incyte Corp., Ltd.	439,579	0.1
1,156	Ipsen SA	120,290	0.0
1,735 (1)	Jazz Pharmaceuticals PLC	308,205	0.1
8,990	Johnson & Johnson	1,481,013	0.4
4,158	Koninklijke Philips NV	206,378	0.1
515 (1)	LHC Group, Inc.	103,134	0.0
103 (1)	Ligand Pharmaceuticals, Inc.	13,513	0.0
455 (1)	Masimo Corp.	110,315	0.0
1,291	McKesson Corp.	246,891	0.1
3,400	Medipal Holdings Corp.	65,003	0.0
489 (1)	Medpace Holdings, Inc.	86,372	0.0
9,237	Medtronic PLC	1,146,589	0.3
15,486	Merck & Co., Inc.	1,204,346	0.3
414	Merck KGaA	79,437	0.0
11 (1)	Mettler Toledo International, Inc.	15,239	0.0
861 (1)	Molina Healthcare, Inc.	217,885	0.1
172 (1)	Natera, Inc.	19,527	0.0
307 (1)	Neurocrine Biosciences, Inc.	29,877	0.0
500	Nippon Shinyaku Co., Ltd.	39,779	0.0
2,403	Novartis AG	219,218	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
612	Novo Nordisk A/S	$51,230	0.0
837 (1)	NuVasive, Inc.	56,732	0.0
3,000	Olympus Corp.	59,673	0.0
5,000 (2)	Otsuka Holdings Co. Ltd.	207,610	0.1
2,412	Patterson Cos., Inc.	73,301	0.0
128 (1)	Penumbra, Inc.	35,080	0.0
497 (1)	PRA Health Sciences, Inc.	82,109	0.0
883 (1)	Progyny, Inc.	52,097	0.0
1,365 (1)	Quidel Corp.	174,884	0.1
732 (1)	Regeneron Pharmaceuticals, Inc.	408,851	0.1
63 (1)	Repligen Corp.	12,576	0.0
1,398	Roche Holding AG	526,820	0.1
3,325	Sanofi	349,332	0.1
2,100	Santen Pharmaceutical Co., Ltd.	28,983	0.0
63	Sartorius Stedim Biotech	29,817	0.0
591	Sonova Holding AG - Reg	222,603	0.1
459 (1)	Staar Surgical Co.	69,997	0.0
81	STERIS Public Ltd. Co.	16,710	0.0
40	Straumann Holding AG	63,802	0.0
161 (1)	Tandem Diabetes Care, Inc.	15,681	0.0
665 (1)	Tenet Healthcare Corp.	44,548	0.0
1,967	Thermo Fisher Scientific, Inc.	992,292	0.3
1,597	UCB S.A.	167,256	0.0
435 (1)	United Therapeutics Corp.	78,043	0.0
3,913	UnitedHealth Group, Inc.	1,566,922	0.4
184 (1)	Veeva Systems, Inc.	57,215	0.0
2,199 (1)	Vertex Pharmaceuticals, Inc.	443,384	0.1
2,013	Zoetis, Inc.	375,143	0.1
		20,146,428	5.2

	Industrials: 4.5%
970	ACS Actividades de Construccion y Servicios SA	26,004	0.0
2,268	Acuity Brands, Inc.	424,184	0.1
323	Adecco Group AG	21,978	0.0
108	Advanced Drainage Systems, Inc.	12,590	0.0
1,579	AGCO Corp.	205,870	0.1
2,300	Allegion Public Ltd.	320,390	0.1
7,130	Allison Transmission Holdings, Inc.	283,346	0.1
3,861	Ametek, Inc.	515,444	0.1
1,325	AO Smith Corp.	95,480	0.0
35	AP Moller - Maersk A/S - Class B	100,762	0.0
1,759 (1)	ASGN, Inc.	170,500	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
1,501	Ashtead Group PLC	$111,567	0.0
1,192	Assa Abloy AB	35,936	0.0
2,483	Atlas Copco AB - A Shares	152,477	0.1
55,312	Aurizon Holdings Ltd.	154,063	0.1
199 (1)	Avis Budget Group, Inc.	15,500	0.0
301 (1)	Axon Enterprise, Inc.	53,217	0.0
4,840	BAE Systems PLC	34,974	0.0
17,274	Brambles Ltd.	148,245	0.1
288	Brink’s Co.	22,130	0.0
781 (1)	Builders FirstSource, Inc.	33,317	0.0
360 (1)	CACI International, Inc.	91,843	0.0
1,364	Carlisle Cos., Inc.	261,042	0.1
3,250	Cie de Saint-Gobain	214,486	0.1
11,000	CK Hutchison Holdings Ltd.	85,633	0.0
435 (1)	Clarivate PLC	11,976	0.0
1,922 (1)	Clean Harbors, Inc.	179,015	0.1
7,237	CNH Industrial NV	120,045	0.0
324 (1)	Colfax Corp.	14,842	0.0
5,736 (1)	Copart, Inc.	756,177	0.2
4,294 (1)(2)	CoStar Group, Inc.	355,629	0.1
2,902	Crane Co.	268,058	0.1
415	Curtiss-Wright Corp.	49,285	0.0
6,700	Dai Nippon Printing Co., Ltd.	141,782	0.0
2,589	Deere & Co.	913,166	0.2
4,646	Deutsche Post AG	316,414	0.1
543 (1)	Dycom Industries, Inc.	40,470	0.0
1,313	Eaton Corp. PLC	194,560	0.1
139	Eiffage SA	14,158	0.0
2,059	EMCOR Group, Inc.	253,648	0.1
2,537	Emerson Electric Co.	244,161	0.1
1,860	EnerSys	181,778	0.1
3,770	Epiroc AB	85,901	0.0
300	Fanuc Ltd.	71,939	0.0
2,266	FedEx Corp.	676,016	0.2
969	Ferguson PLC	134,814	0.0
6,838	Fortive Corp.	476,882	0.1
2,292	Fortune Brands Home & Security, Inc.	228,306	0.1
1,127	GEA Group AG	45,666	0.0
66	Geberit AG - Reg	49,577	0.0
407 (1)	Generac Holdings, Inc.	168,966	0.1
243	Graco, Inc.	18,395	0.0
397	Heico Corp. - HEI	55,350	0.0
1,189	Herman Miller, Inc.	56,049	0.0
400	Hitachi Ltd.	22,923	0.0
837	Hubbell, Inc.	156,385	0.0
1,398 (1)	IAA, Inc.	76,247	0.0
335	Intertek Group PLC	25,639	0.0
1,400	Itochu Corp.	40,397	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
3,148	ITT, Inc.	$288,325	0.1
2,600 (1)	Japan Airlines Co. Ltd.	56,299	0.0
4,814	Johnson Controls International plc	330,385	0.1
5,491	KBR, Inc.	209,482	0.1
5,445	Knight-Swift Transportation Holdings, Inc.	247,530	0.1
1,940	Legrand S.A.	205,607	0.1
34	Lennox International, Inc.	11,927	0.0
4,900	Lixil Corp.	126,799	0.0
691	Manpowergroup, Inc.	82,167	0.0
2,639	Masco Corp.	155,464	0.0
639 (1)	Mastec, Inc.	67,798	0.0
240 (1)	Middleby Corp.	41,582	0.0
2,200	Mitsubishi Corp.	60,096	0.0
400 (2)	Nabtesco Corp.	15,091	0.0
56	Nordson Corp.	12,293	0.0
3,214	nVent Electric PLC	100,405	0.0
558	Old Dominion Freight Line	141,620	0.0
720	Oshkosh Corp.	89,741	0.0
3,334	Owens Corning, Inc.	326,399	0.1
331	Parker Hannifin Corp.	101,653	0.0
1,149	Pentair PLC	77,546	0.0
9,534 (1)	Qantas Airways Ltd.	33,283	0.0
2,337	Regal Beloit Corp.	312,013	0.1
1,304	Rockwell Automation, Inc.	372,970	0.1
1,100	Roper Technologies, Inc.	517,220	0.1
4,952	Ryder System, Inc.	368,082	0.1
7,255	Sandvik AB	185,508	0.1
2,042	Schneider Electric SE	321,909	0.1
1,900	Secom Co., Ltd.	144,819	0.0
1,916	Siemens AG	304,219	0.1
663	Simpson Manufacturing Co., Inc.	73,222	0.0
26,300 (1)	Singapore Airlines Ltd.	94,841	0.0
11,000	Singapore Technologies Engineering Ltd.	31,740	0.0
4,238	SKF AB - B Shares	108,019	0.0
300	SMC Corp.	177,478	0.1
1,900	Sohgo Security Services Co., Ltd.	86,565	0.0
3,500	Sumitomo Corp.	46,930	0.0
474 (1)	Sunrun, Inc.	26,440	0.0
2,500	Techtronic Industries Co., Ltd.	43,567	0.0
52	Teleperformance	21,117	0.0
3,563	Terex Corp.	169,670	0.1
145	Tetra Tech, Inc.	17,696	0.0
1,885	Timken Co.	151,912	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
127	Toro Co.	$13,955	0.0
130 (1)	Trex Co., Inc.	13,287	0.0
2,241	Union Pacific Corp.	492,863	0.1
211 (1)	United Rentals, Inc.	67,311	0.0
761 (1)	Univar Solutions, Inc.	18,553	0.0
901	Verisk Analytics, Inc.	157,423	0.0
6,626 (2)	Volvo AB - B Shares	159,683	0.1
633	Wolters Kluwer NV	63,625	0.0
740	Woodward, Inc.	90,931	0.0
469 (1)	XPO Logistics, Inc.	65,608	0.0
		17,536,262	4.5

	Information Technology: 8.7%
2,069	Accenture PLC	609,921	0.2
1,369 (1)	Adobe, Inc.	801,741	0.2
2,595 (1)	Akamai Technologies, Inc.	302,577	0.1
369	Alliance Data Systems Corp.	38,446	0.0
5,415	Amdocs Ltd.	418,904	0.1
1,745	Amkor Technology, Inc.	41,304	0.0
40,969	Apple, Inc.	5,611,114	1.4
5,508	Applied Materials, Inc.	784,339	0.2
3,538 (1)	Arrow Electronics, Inc.	402,731	0.1
545	ASM International NV	179,756	0.1
932	ASML Holding NV	643,376	0.2
201 (1)	Avalara, Inc.	32,522	0.0
11,918	Avnet, Inc.	477,673	0.1
243	Bechtle AG	45,164	0.0
971	Brooks Automation, Inc.	92,517	0.0
1,900	Brother Industries Ltd.	37,950	0.0
1,538 (1)	Cadence Design Systems, Inc.	210,429	0.1
128 (1)	Ceridian HCM Holding, Inc.	12,278	0.0
1,573 (1)	Check Point Software Technologies	182,672	0.1
1,690 (1)	Ciena Corp.	96,144	0.0
21,665	Cisco Systems, Inc.	1,148,245	0.3
1,529	Cognex Corp.	128,512	0.0
5,804 (1)	Commvault Systems, Inc.	453,699	0.1
214 (1)	Concentrix Corp.	34,411	0.0
292 (1)	Cree, Inc.	28,596	0.0
101	Dassault Systemes SE	24,512	0.0
1,840 (1)	Datadog, Inc.	191,507	0.1
51 (1)	DocuSign, Inc.	14,258	0.0
13,419 (1)	Dropbox, Inc.	406,730	0.1
2,058 (1)	DXC Technology Co.	80,139	0.0
133 (1)	Elastic NV	19,386	0.0
620 (1)	EPAM Systems, Inc.	316,795	0.1
952 (1)	F5 Networks, Inc.	177,700	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
74 (1)	Fair Isaac Corp.	$37,198	0.0
11,818	Genpact Ltd.	536,892	0.1
2,090 (1)	GoDaddy, Inc.	181,746	0.1
341 (1)	HubSpot, Inc.	198,708	0.1
862 (1)	II-VI, Inc.	62,573	0.0
644	Infineon Technologies AG	25,904	0.0
9,962	Intel Corp.	559,267	0.1
1,400	Itochu Techno-Solutions Corp.	43,310	0.0
408 (1)	j2 Global, Inc.	56,120	0.0
3,822	Jabil, Inc.	222,135	0.1
3,199 (1)	Jamf Holding Corp.	107,390	0.0
200	Keyence Corp.	100,725	0.0
1,233	KLA Corp.	399,751	0.1
996	Lam Research Corp.	648,097	0.2
268 (1)	Lumentum Holdings, Inc.	21,984	0.0
90 (1)	Manhattan Associates, Inc.	13,036	0.0
686	Mastercard, Inc. - Class A	250,452	0.1
482	MAXIMUS, Inc.	42,402	0.0
24,305	Microsoft Corp.	6,584,225	1.7
550	MKS Instruments, Inc.	97,872	0.0
267	Monolithic Power Systems, Inc.	99,711	0.0
1,100	Murata Manufacturing Co., Ltd.	83,792	0.0
5,002	National Instruments Corp.	211,485	0.1
179 (1)	nCino, Inc.	10,726	0.0
903 (1)	NCR Corp.	41,186	0.0
700	NEC Corp.	36,018	0.0
529	Nemetschek SE	40,493	0.0
2,085	NetApp, Inc.	170,595	0.0
178 (1)	Nice Ltd.	43,936	0.0
1,203	Nvidia Corp.	962,520	0.3
766 (1)	Palo Alto Networks, Inc.	284,224	0.1
276 (1)	Paylocity Holding Corp.	52,661	0.0
3,629 (1)	PayPal Holdings, Inc.	1,057,781	0.3
18,764 (1)	Pure Storage, Inc. - Class A	366,461	0.1
5,543	Qualcomm, Inc.	792,261	0.2
1,468 (1)	Qualys, Inc.	147,813	0.0
4,000	Ricoh Co., Ltd.	45,024	0.0
1,600	Rohm Co., Ltd.	147,244	0.1
9,341	Sage Group PLC/The	88,480	0.0
1,271 (1)	Salesforce.com, Inc.	310,467	0.1
1,228	SAP SE	172,484	0.1
1,250 (1)	Semtech Corp.	86,000	0.0
1,021 (1)	ServiceNow, Inc.	561,091	0.1
80 (1)	Silicon Laboratories, Inc.	12,260	0.0
860 (1)(3)	Sinch AB	14,471	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
422 (1)	SolarEdge Technologies, Inc.	$116,628	0.0
5,923	STMicroelectronics NV-STM1	215,399	0.1
341 (1)(2)	Synaptics, Inc.	53,053	0.0
3,093	SYNNEX Corp.	376,604	0.1
1,223 (1)	Synopsys, Inc.	337,291	0.1
200	TDK Corp.	24,211	0.0
422 (1)(3)	TeamViewer AG	15,849	0.0
1,207	Telefonaktiebolaget LM Ericsson	15,177	0.0
3,115	Teradyne, Inc.	417,285	0.1
1,583	Texas Instruments, Inc.	304,411	0.1
5,000	TIS, Inc.	127,606	0.0
300	Tokyo Electron Ltd.	129,715	0.0
2,600	Trend Micro, Inc.	136,145	0.1
528	Universal Display Corp.	117,390	0.0
6,700	Venture Corp. Ltd.	95,850	0.0
1,903	Visa, Inc. - Class A	444,959	0.1
14,757	Vishay Intertechnology, Inc.	332,770	0.1
1,580 (1)(2)	VMware, Inc.	252,753	0.1
792	Vontier Corp.	25,803	0.0
884	WiseTech Global Ltd.	21,125	0.0
57 (1)	Wix.com Ltd.	16,546	0.0
224 (1)	Workday, Inc.	53,478	0.0
410 (1)	Xero Ltd.	42,173	0.0
658	Xilinx, Inc.	95,173	0.0
136 (1)	Zendesk, Inc.	19,630	0.0
		33,862,043	8.7

	Materials: 1.7%
1,096	Air Liquide SA	192,183	0.1
5,373	Anglo American PLC	213,814	0.1
2,995	ArcelorMittal SA	92,207	0.0
699	Arkema SA	87,853	0.0
1,300	Asahi Kasei Corp.	14,289	0.0
648	Ashland Global Holdings, Inc.	56,700	0.0
600	Avient Corp.	29,496	0.0
14,470 (1)	Axalta Coating Systems Ltd.	441,190	0.1
690	BASF SE	54,468	0.0
10,009	BHP Group Ltd.	364,131	0.1
5,632	Cabot Corp.	320,630	0.1
1,790	Chemours Co.	62,292	0.0
1,295 (1)(2)	Cleveland-Cliffs, Inc.	27,920	0.0
5,168 (2)	Commercial Metals Co.	158,761	0.1
1,136	Compass Minerals International, Inc.	67,319	0.0
5,053	CRH PLC	255,536	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
3,623	Dow, Inc.	$229,263	0.1
687	Eagle Materials, Inc.	97,630	0.0
607	Eastman Chemical Co.	70,867	0.0
875	Evonik Industries AG	29,377	0.0
3,200	FMC Corp.	346,240	0.1
1,578	HeidelbergCement AG	135,481	0.0
4,219	Holcim Ltd.	253,596	0.1
12,766	Huntsman Corp.	338,554	0.1
1,659	International Paper Co.	101,713	0.0
473	James Hardie Industries SE	16,050	0.0
4,500	JFE Holdings, Inc.	52,794	0.0
5,627	Louisiana-Pacific Corp.	339,252	0.1
765	Minerals Technologies, Inc.	60,183	0.0
739	Newcrest Mining Ltd.	14,014	0.0
51	NewMarket Corp.	16,421	0.0
2,200	Nissan Chemical Corp.	107,536	0.0
1,500	Nitto Denko Corp.	111,706	0.0
1,833	Novozymes A/S	138,299	0.1
458	Olin Corp.	21,187	0.0
2,682	PPG Industries, Inc.	455,323	0.1
2,098	Rio Tinto Ltd.	198,902	0.1
3,525	Royal Gold, Inc.	402,203	0.1
1,676	RPM International, Inc.	148,628	0.1
87	Scotts Miracle-Gro Co.	16,697	0.0
2,324	Smurfit Kappa PLC	126,387	0.0
6,795	South32 Ltd. - AUD	14,901	0.0
1,706	Steel Dynamics, Inc.	101,678	0.0
17,600	Sumitomo Chemical Co., Ltd.	93,542	0.0
788	Symrise AG	109,813	0.0
1,200 (2)	United States Steel Corp.	28,800	0.0
2,359	Yara International ASA	124,306	0.0
		6,740,132	1.7

	Real Estate: 1.5%
2,025	American Campus Communities, Inc.	94,608	0.0
539	American Homes 4 Rent	20,940	0.0
3,997	Apartment Income REIT Corp.	189,578	0.1
10,809	Brixmor Property Group, Inc.	247,418	0.1
97	Camden Property Trust	12,869	0.0
8,000	CK Asset Holdings Ltd.	55,064	0.0
7,784	Corporate Office Properties Trust SBI MD	217,874	0.1
3,200	Daiwa House Industry Co., Ltd.	96,219	0.0
777	EastGroup Properties, Inc.	127,778	0.0
357	Equinix, Inc.	286,528	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
292 (1)	Fastighets AB Balder	$18,305	0.0
5,563	First Industrial Realty Trust, Inc.	290,556	0.1
11,579	Gaming and Leisure Properties, Inc.	536,455	0.1
11,979	Goodman Group	189,576	0.1
7,917	GPT Group	28,962	0.0
6,153	Highwoods Properties, Inc.	277,931	0.1
10,500	Hongkong Land Holdings Ltd. - HKHGF	50,006	0.0
2,803	Hudson Pacific Properties, Inc.	77,979	0.0
14,875	Invitation Homes, Inc.	554,689	0.1
501 (1)	Jones Lang LaSalle, Inc.	97,925	0.0
720	Lamar Advertising Co.	75,182	0.0
1,929	Life Storage, Inc.	207,078	0.1
36,500	Mapletree Logistics Trust	55,798	0.0
1,152	Medical Properties Trust, Inc.	23,155	0.0
5,500	Mitsui Fudosan Co., Ltd.	127,180	0.0
2,127	National Retail Properties, Inc.	99,714	0.0
1,083	National Storage Affiliates Trust	54,757	0.0
4,900	Nomura Real Estate Holdings, Inc.	124,111	0.0
7,035	Omega Healthcare Investors, Inc.	255,300	0.1
6,711	PotlatchDeltic Corp.	356,690	0.1
3,124	Sabra Healthcare REIT, Inc.	56,857	0.0
7,306	Scentre Group	14,950	0.0
11,035	Segro PLC	167,051	0.1
6,251	Spirit Realty Capital, Inc.	299,048	0.1
1,900	Sumitomo Realty & Development Co., Ltd.	67,953	0.0
163	Sun Communities, Inc.	27,938	0.0
2,886	Weingarten Realty Investors	92,554	0.0
12,709	Weyerhaeuser Co.	437,444	0.1
		6,014,020	1.5

	Utilities: 1.2%
1,536	American Water Works Co., Inc.	236,744	0.1
4,217	Black Hills Corp.	276,762	0.1
2,044	Brookfield Renewable Corp.	85,725	0.0
6,481	Electricite de France SA	88,570	0.0
5,832 (2)	Endesa S.A.	141,576	0.0
21,676	Enel S.p.A.	201,432	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
1,018	Engie SA	$13,959	0.0
5,064	Entergy Corp.	504,881	0.1
235	Essential Utilities, Inc.	10,739	0.0
9,938	Evergy, Inc.	600,553	0.2
4,716	MDU Resources Group, Inc.	147,799	0.0
6,995	National Fuel Gas Co.	365,489	0.1
4,970	NextEra Energy, Inc.	364,202	0.1
837	NorthWestern Corp.	50,404	0.0
10,000	Osaka Gas Co., Ltd.	186,589	0.1
8,500	Power Assets Holdings Ltd.	52,156	0.0
5,656	Public Service Enterprise Group, Inc.	337,889	0.1
5,941	RWE AG	215,404	0.1
424	Sempra Energy	56,172	0.0
467	Southwest Gas Holdings, Inc.	30,911	0.0
673	Spire, Inc.	48,638	0.0
3,100	Tohoku Electric Power Co., Inc.	24,305	0.0
4,700	Tokyo Gas Co., Ltd.	88,650	0.0
10,817	UGI Corp.	500,935	0.1
2,160	United Utilities Group PLC	29,154	0.0
		4,659,638	1.2
	Total Common Stock (Cost $123,011,889)	158,050,816	40.6

EXCHANGE-TRADED FUNDS: 26.0%
286,072	iShares Core MSCI Emerging Markets ETF	19,163,963	4.9
1,304	iShares Core S&P Mid-Cap ETF	350,424	0.1
5,126	iShares MSCI EAFE ETF	404,339	0.1
153,023	iShares MSCI Eurozone ETF	7,551,685	1.9
33,035 (2)	iShares Russell 2000 ETF	7,577,238	2.0
154,310 (2)	SPDR S&P 500 ETF Trust	66,053,939	17.0
	Total Exchange-Traded Funds (Cost $77,068,888)	101,101,588	26.0

MUTUAL FUNDS: 10.5%
	Affiliated Investment Companies: 10.5%
127,776	Voya Emerging Markets Local Currency Debt Fund - Class P	856,099	0.2
183,427	Voya Floating Rate Fund - Class P	1,663,680	0.4
4,111,643	Voya High Yield Bond Fund - Class P	33,345,426	8.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
492,062	Voya Short Term Bond Fund - Class R6	$4,910,775	1.3
	Total Mutual Funds (Cost $38,554,702)	40,775,980	10.5
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
684	Porsche AG	73,428	0.0
361	Volkswagen AG	90,514	0.1
		163,942	0.1

	Consumer Staples: 0.0%
1,125	Henkel AG & Co. KGaA	118,815	0.0

	Materials: 0.0%
2,544	Fuchs Petrolub AG	123,802	0.0
	Total Preferred Stock (Cost $403,987)	406,559	0.1
RIGHTS: 0.0%
	Industrials: 0.0%
970 (1)(2)	ACS Actividades de Construccion y Servicios SA	1,357	0.0
	Total Rights (Cost $1,471)	1,357	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.1%
	Basic Materials: 0.1%
10,000 (3)	Anglo American Capital PLC, 3.625%, 09/11/2024	10,787	0.0
12,000 (3)	Anglo American Capital PLC, 5.625%, 04/01/2030	14,705	0.0
55,000	Dow Chemical Co., 4.375%, 11/15/2042	65,725	0.1
34,000 (2)	Dow Chemical Co/The, 2.100%, 11/15/2030	33,614	0.0
40,000 (3)	Georgia-Pacific LLC, 0.950%, 05/15/2026	39,381	0.0
35,000 (3)	Georgia-Pacific LLC, 2.300%, 04/30/2030	35,804	0.0
42,000	Mosaic Co/The, 5.450%, 11/15/2033	52,735	0.0
13,000 (3)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	13,987	0.0
10,000 (3)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	11,484	0.0
18,000	Newmont Corp., 2.250%, 10/01/2030	17,967	0.0
3,000	Newmont Corp., 3.700%, 03/15/2023	3,133	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
15,000	Nutrien Ltd., 2.950%, 05/13/2030	$15,842	0.0
32,000	PPG Industries, Inc., 1.200%, 03/15/2026	31,945	0.0
21,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	20,978	0.0
15,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	15,702	0.0
		383,789	0.1
	Communications: 0.8%
79,000	Amazon.com, Inc., 2.100%, 05/12/2031	80,380	0.0
61,000	Amazon.com, Inc., 2.875%, 05/12/2041	63,014	0.0
21,000	Amazon.com, Inc., 3.100%, 05/12/2051	22,088	0.0
44,000	Amazon.com, Inc., 3.250%, 05/12/2061	46,448	0.0
137,000	AT&T, Inc., 1.650%, 02/01/2028	136,068	0.1
50,000	AT&T, Inc., 1.700%, 03/25/2026	50,537	0.0
191,000	AT&T, Inc., 2.750%, 06/01/2031	198,740	0.1
51,000	AT&T, Inc., 3.100%, 02/01/2043	50,074	0.0
20,000	AT&T, Inc., 3.500%, 06/01/2041	20,812	0.0
20,000 (3)	AT&T, Inc., 3.550%, 09/15/2055	20,096	0.0
115,000 (3)	AT&T, Inc., 3.650%, 09/15/2059	116,796	0.1
16,000	AT&T, Inc., 4.500%, 05/15/2035	18,805	0.0
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	34,437	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	21,444	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	11,507	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	$51,771	0.0
72,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	81,616	0.0
38,000	Comcast Corp., 2.650%, 02/01/2030	40,037	0.0
60,000	Comcast Corp., 3.900%, 03/01/2038	69,143	0.0
78,000	Comcast Corp., 3.950%, 10/15/2025	87,446	0.0
40,000	Comcast Corp., 3.999%, 11/01/2049	47,190	0.0
25,000	Comcast Corp., 4.600%, 10/15/2038	31,039	0.0
15,000	Corning, Inc., 5.450%, 11/15/2079	21,048	0.0
27,000	Discovery Communications LLC, 2.950%, 03/20/2023	28,106	0.0
110,000	Discovery Communications LLC, 4.000%, 09/15/2055	116,645	0.1
25,000	Discovery Communications LLC, 5.200%, 09/20/2047	31,123	0.0
45,000	Discovery Communications LLC, 5.300%, 05/15/2049	57,041	0.0
40,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	40,353	0.0
9,000	Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	9,797	0.0
200,000 (3)	Tencent Holdings Ltd., 2.985%, 01/19/2023	206,998	0.1
25,000	Time Warner Cable LLC, 5.875%, 11/15/2040	32,432	0.0
143,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	145,565	0.1
14,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	13,994	0.0
38,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	38,735	0.0
309,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	346,466	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
21,000	VeriSign, Inc., 2.700%, 06/15/2031	$21,361	0.0
118,000	Verizon Communications, Inc., 2.650%, 11/20/2040	113,766	0.1
30,000	Verizon Communications, Inc., 2.875%, 11/20/2050	28,570	0.0
12,000	Verizon Communications, Inc., 2.987%, 10/30/2056	11,300	0.0
18,000	Verizon Communications, Inc., 3.400%, 03/22/2041	19,064	0.0
75,000	Verizon Communications, Inc., 3.550%, 03/22/2051	80,239	0.0
80,000	Verizon Communications, Inc., 3.700%, 03/22/2061	85,819	0.0
5,000	Verizon Communications, Inc., 4.000%, 03/22/2050	5,757	0.0
80,000	Verizon Communications, Inc., 4.812%, 03/15/2039	101,483	0.0
40,000	ViacomCBS, Inc., 5.500%, 05/15/2033	50,842	0.0
55,000	Vodafone Group PLC, 4.375%, 02/19/2043	64,342	0.0
20,000	Vodafone Group PLC, 5.125%, 06/19/2059	26,200	0.0
8,000	Walt Disney Co/The, 2.000%, 09/01/2029	8,094	0.0
		3,004,628	0.8
	Consumer, Cyclical: 0.2%
29,785 (3)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	33,033	0.0
3,816	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,957	0.0
8,855	American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	8,964	0.0
19,266	American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	19,111	0.0
4,188	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	4,270	0.0
11,261 (3)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	12,162	0.0
2,502	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	2,650	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
11,825	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	$12,016	0.0
10,000 (3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	10,751	0.0
37,000 (3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	41,165	0.0
25,000	General Motors Co., 5.400%, 04/01/2048	31,902	0.0
17,000	General Motors Co., 6.125%, 10/01/2025	20,136	0.0
25,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	26,911	0.0
25,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	28,131	0.0
18,000	General Motors Financial Co., Inc., 5.200%, 03/20/2023	19,387	0.0
33,000 (3)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	35,330	0.0
40,000	Hasbro, Inc., 3.000%, 11/19/2024	42,585	0.0
43,000 (3)	Hyundai Capital America, 2.000%, 06/15/2028	42,705	0.0
30,000	Lowe’s Cos, Inc., 1.700%, 10/15/2030	28,784	0.0
21,000 (3)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	23,147	0.0
27,000	Toyota Motor Credit Corp., 2.150%, 02/13/2030	27,727	0.0
35,163	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	37,402	0.0
8,135	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	8,619	0.0
11,382	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	12,025	0.0
47,288	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	49,960	0.1
89,648	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	91,780	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,903	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	$2,116	0.0
19,462	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	20,370	0.0
		697,096	0.2
	Consumer, Non-cyclical: 1.2%
43,000	AbbVie, Inc., 2.600%, 11/21/2024	45,359	0.0
200,000	AbbVie, Inc., 2.950%, 11/21/2026	215,131	0.1
12,000	AbbVie, Inc., 4.050%, 11/21/2039	13,957	0.0
75,000	AbbVie, Inc., 4.300%, 05/14/2036	89,215	0.1
33,000	AbbVie, Inc., 4.400%, 11/06/2042	40,124	0.0
71,000	AbbVie, Inc., 4.500%, 05/14/2035	85,630	0.1
13,000	AbbVie, Inc., 4.550%, 03/15/2035	15,803	0.0
30,000	AbbVie, Inc., 4.625%, 10/01/2042	37,153	0.0
42,000	Aetna, Inc., 2.800%, 06/15/2023	43,728	0.0
70,000	Aetna, Inc., 4.500%, 05/15/2042	84,030	0.0
23,000	Aetna, Inc., 6.625%, 06/15/2036	33,613	0.0
19,000	Altria Group, Inc., 2.450%, 02/04/2032	18,396	0.0
39,000	Altria Group, Inc., 3.700%, 02/04/2051	37,058	0.0
25,000	Altria Group, Inc., 4.400%, 02/14/2026	28,300	0.0
56,000	Altria Group, Inc., 4.450%, 05/06/2050	59,846	0.0
9,000	Altria Group, Inc., 4.800%, 02/14/2029	10,441	0.0
20,000	Altria Group, Inc., 5.800%, 02/14/2039	24,741	0.0
97,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	119,155	0.1
75,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	95,098	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
15,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	$19,824	0.0
34,000	Anthem, Inc., 2.875%, 09/15/2029	36,124	0.0
25,000	Anthem, Inc., 3.500%, 08/15/2024	26,940	0.0
50,000	Anthem, Inc., 5.100%, 01/15/2044	66,060	0.0
23,000	Astrazeneca Finance LLC, 1.200%, 05/28/2026	22,949	0.0
23,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	23,015	0.0
26,000	Astrazeneca Finance LLC, 2.250%, 05/28/2031	26,430	0.0
25,000	AstraZeneca PLC, 1.375%, 08/06/2030	23,678	0.0
102,000	BAT Capital Corp., 2.259%, 03/25/2028	101,344	0.1
17,000	BAT Capital Corp., 2.726%, 03/25/2031	16,801	0.0
17,000	BAT Capital Corp., 3.734%, 09/25/2040	16,644	0.0
35,000	BAT Capital Corp., 4.390%, 08/15/2037	37,795	0.0
15,000	Becton Dickinson and Co., 3.363%, 06/06/2024	16,076	0.0
18,000	Bristol-Myers Squibb Co., 1.450%, 11/13/2030	17,396	0.0
18,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	17,256	0.0
30,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	36,282	0.0
41,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	41,481	0.0
48,000 (3)	Cargill, Inc., 3.875%, 05/23/2049	56,691	0.0
19,000	Cigna Corp., 4.800%, 08/15/2038	23,690	0.0
10,000	Cigna Corp., 4.800%, 07/15/2046	12,733	0.0
100,000	Cigna Corp., 4.900%, 12/15/2048	129,027	0.1
40,000	Coca-Cola Co/The, 2.000%, 03/05/2031	40,431	0.0
72,000	Coca-Cola Co/The, 2.875%, 05/05/2041	74,940	0.0
30,000	CVS Health Corp., 2.700%, 08/21/2040	29,134	0.0
5,000	CVS Health Corp., 3.875%, 07/20/2025	5,522	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
7,000	CVS Health Corp., 4.125%, 04/01/2040	$8,140	0.0
5,000	CVS Health Corp., 4.780%, 03/25/2038	6,160	0.0
135,000	CVS Health Corp., 5.050%, 03/25/2048	175,674	0.1
45,000	Dentsply Sirona, Inc., 3.250%, 06/01/2030	48,182	0.0
12,000	Diageo Capital PLC, 2.125%, 04/29/2032	12,062	0.0
36,000 (3)	Element Fleet Management Corp., 3.850%, 06/15/2025	38,777	0.0
25,000	General Mills, Inc., 4.000%, 04/17/2025	27,722	0.0
14,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	14,007	0.0
12,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	13,015	0.0
13,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	15,932	0.0
39,000	Global Payments, Inc., 1.200%, 03/01/2026	38,659	0.0
150,000	Global Payments, Inc., 2.650%, 02/15/2025	158,172	0.1
75,000	Global Payments, Inc., 3.200%, 08/15/2029	80,386	0.0
27,000	HCA, Inc., 4.125%, 06/15/2029	30,426	0.0
200,000	HCA, Inc., 4.500%, 02/15/2027	226,247	0.1
12,000	HCA, Inc., 5.125%, 06/15/2039	15,030	0.0
22,000	HCA, Inc., 5.250%, 04/15/2025	25,190	0.0
9,000	HCA, Inc., 5.250%, 06/15/2049	11,494	0.0
18,000 (3)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	18,296	0.0
51,000	Hormel Foods Corp., 3.050%, 06/03/2051	52,982	0.0
80,000	Humana, Inc., 3.125%, 08/15/2029	86,225	0.1
35,000	Humana, Inc., 4.500%, 04/01/2025	39,214	0.0
30,000	Illumina, Inc., 2.550%, 03/23/2031	30,483	0.0
15,000	Johnson & Johnson, 0.950%, 09/01/2027	14,734	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
17,000	Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	$18,202	0.0
10,000	Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	10,695	0.0
25,000 (3)	Mars, Inc., 0.875%, 07/16/2026	24,507	0.0
75,000 (3)	Mars, Inc., 2.375%, 07/16/2040	72,396	0.0
42,000 (3)	Mars, Inc., 4.125%, 04/01/2054	52,536	0.0
32,000	McKesson Corp., 0.900%, 12/03/2025	31,550	0.0
18,000	Medtronic, Inc., 4.375%, 03/15/2035	22,422	0.0
35,000	Mylan, Inc., 5.200%, 04/15/2048	43,291	0.0
21,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	22,676	0.0
59,000	PerkinElmer, Inc., 3.300%, 09/15/2029	63,950	0.0
61,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	57,877	0.0
52,000	Reynolds American, Inc., 5.850%, 08/15/2045	63,771	0.0
6,000	Reynolds American, Inc., 6.150%, 09/15/2043	7,526	0.0
11,000 (3)	Royalty Pharma PLC, 1.200%, 09/02/2025	10,909	0.0
14,000 (3)	Royalty Pharma PLC, 1.750%, 09/02/2027	13,789	0.0
68,000 (3)	Royalty Pharma PLC, 3.300%, 09/02/2040	68,602	0.0
28,000 (3)	Royalty Pharma PLC, 3.550%, 09/02/2050	27,920	0.0
28,000	Smith & Nephew PLC, 2.032%, 10/14/2030	27,422	0.0
14,000	STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	14,274	0.0
72,000	STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	76,600	0.0
200,000	Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	198,575	0.1
20,000 (3)	Triton Container International Ltd., 2.050%, 04/15/2026	20,124	0.0
23,000 (3)	Triton Container International Ltd., 3.150%, 06/15/2031	23,154	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
17,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	$17,011	0.0
47,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	48,167	0.0
19,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	19,921	0.0
47,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	50,235	0.0
19,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	21,264	0.0
66,000 (3)	Viatris, Inc., 3.850%, 06/22/2040	70,286	0.0
43,000 (3)	Viatris, Inc., 4.000%, 06/22/2050	45,553	0.0
		4,447,455	1.2
	Energy: 0.8%
18,000 (2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	17,585	0.0
15,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	14,397	0.0
48,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	50,841	0.0
75,000	BP Capital Markets America, Inc., 3.224%, 04/14/2024	80,001	0.1
38,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	38,292	0.0
28,000 (4)	BP Capital Markets PLC, 4.875%, 12/31/2199	30,814	0.0
8,000	Burlington Resources LLC, 5.950%, 10/15/2036	11,071	0.0
10,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	14,015	0.0
30,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	32,798	0.0
3,000	Chevron USA, Inc., 3.250%, 10/15/2029	3,326	0.0
28,000	Chevron USA, Inc., 4.950%, 08/15/2047	37,814	0.0
60,000	Cimarex Energy Co., 3.900%, 05/15/2027	66,207	0.0
41,000 (3)	ConocoPhillips, 2.400%, 02/15/2031	42,004	0.0
25,000 (3)	ConocoPhillips, 3.750%, 10/01/2027	28,122	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
26,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	$27,479	0.0
20,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	20,749	0.0
30,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	32,181	0.0
55,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	58,928	0.0
16,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	18,063	0.0
10,000	Diamondback Energy, Inc., 4.750%, 05/31/2025	11,270	0.0
200,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	209,626	0.1
38,000 (4)	Enbridge, Inc., 5.750%, 07/15/2080	42,465	0.0
9,000	Energy Transfer L.P., 4.250%, 04/01/2024	9,710	0.0
5,000	Energy Transfer L.P., 4.900%, 03/15/2035	5,798	0.0
43,000	Energy Transfer L.P., 5.300%, 04/01/2044	49,737	0.0
160,000	Energy Transfer L.P., 5.300%, 04/15/2047	187,495	0.1
60,000	Energy Transfer L.P., 5.800%, 06/15/2038	74,810	0.0
25,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	27,285	0.0
50,000 (4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	49,098	0.0
11,000	EOG Resources, Inc., 4.950%, 04/15/2050	14,674	0.0
10,000	Exxon Mobil Corp., 4.227%, 03/19/2040	11,953	0.0
46,000 (3)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	46,659	0.0
2,000	Halliburton Co., 3.500%, 08/01/2023	2,109	0.0
2,000	Halliburton Co., 3.800%, 11/15/2025	2,212	0.0
109,000	Hess Corp., 5.600%, 02/15/2041	136,250	0.1
200,000 (3)	KazMunayGas National Co. JSC, 4.750%, 04/24/ 2025	224,506	0.1
18,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	23,341	0.0
23,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	25,958	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
35,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	$41,543	0.0
25,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	30,098	0.0
20,000	MPLX L.P., 1.750%, 03/01/2026	20,227	0.0
14,000	MPLX L.P., 2.650%, 08/15/2030	14,143	0.0
9,000	MPLX L.P., 4.700%, 04/15/2048	10,483	0.0
11,000	MPLX L.P., 5.200%, 03/01/2047	13,574	0.0
21,000	MPLX L.P., 5.200%, 12/01/2047	25,710	0.0
25,000	MPLX L.P., 5.500%, 02/15/2049	32,431	0.0
16,000 (3)	Northern Natural Gas Co., 3.400%, 10/16/2051	16,464	0.0
19,000	ONEOK Partners L.P., 6.125%, 02/01/2041	24,527	0.0
24,000	ONEOK Partners L.P., 6.200%, 09/15/2043	31,686	0.0
10,000	ONEOK, Inc., 2.200%, 09/15/2025	10,291	0.0
200,000 (3)	Petroleos del Peru SA, 4.750%, 06/19/2032	210,250	0.1
200,000	Petroleos Mexicanos, 6.500%, 03/13/2027	211,350	0.1
10,000	Phillips 66, 0.900%, 02/15/2024	10,014	0.0
41,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	43,216	0.0
25,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	28,081	0.0
50,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	55,976	0.0
73,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	79,512	0.0
4,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	4,493	0.0
15,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,950	0.0
16,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	18,496	0.0
46,000 (3)	Santos Finance Ltd., 3.649%, 04/29/2031	47,140	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
19,000 (3)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	$20,462	0.0
125,000	Shell International Finance BV, 3.250%, 05/11/2025	135,730	0.1
25,000	Shell International Finance BV, 4.125%, 05/11/2035	29,783	0.0
30,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	30,606	0.0
33,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	33,525	0.0
9,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	9,753	0.0
16,000	Valero Energy Corp., 2.850%, 04/15/2025	16,977	0.0
30,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	33,238	0.0
19,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	24,132	0.0
23,000	Williams Partners L.P., 3.600%, 03/15/2022	23,388	0.0
21,000	Williams Partners L.P., 3.750%, 06/15/2027	23,346	0.0
		3,157,238	0.8
	Financial: 2.5%
43,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	41,937	0.0
23,000	American Homes 4 Rent L.P., 2.375%, 07/08/2031	22,734	0.0
7,000	American Homes 4 Rent L.P., 2.375%, 07/08/2051	6,857	0.0
13,000	American International Group, Inc., 3.875%, 01/15/2035	14,753	0.0
29,000	American International Group, Inc., 3.900%, 04/01/2026	32,376	0.0
10,000	American International Group, Inc., 4.375%, 01/15/2055	12,166	0.0
33,000	American International Group, Inc., 4.500%, 07/16/2044	40,112	0.0
17,000	American International Group, Inc., 4.800%, 07/10/2045	21,321	0.0
39,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	40,916	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
49,000	Assurant, Inc., 2.650%, 01/15/2032	$48,973	0.0
43,000	Assurant, Inc., 3.700%, 02/22/2030	46,645	0.0
40,000 (3)	Athene Global Funding, 2.800%, 05/26/2023	41,694	0.0
25,000 (3)	Athene Global Funding, 2.950%, 11/12/2026	26,654	0.0
8,000 (3)	Aviation Capital Group LLC, 3.875%, 05/01/2023	8,385	0.0
6,000 (3)	Aviation Capital Group LLC, 4.375%, 01/30/2024	6,439	0.0
32,000 (3)	Aviation Capital Group LLC, 5.500%, 12/15/2024	36,199	0.0
14,000 (3)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	13,954	0.0
41,000 (3)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	40,592	0.0
9,000 (3)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	9,272	0.0
200,000	Banco Santander SA, 2.746%, 05/28/2025	210,852	0.1
63,000 (4)	Bank of America Corp., 0.981%, 09/25/2025	62,988	0.0
36,000 (4)	Bank of America Corp., 1.197%, 10/24/2026	35,696	0.0
61,000 (4)	Bank of America Corp., 1.734%, 07/22/2027	61,502	0.0
112,000 (4)	Bank of America Corp., 1.898%, 07/23/2031	108,985	0.0
26,000 (4)	Bank of America Corp., 1.922%, 10/24/2031	25,365	0.0
49,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	49,444	0.0
105,000 (4)	Bank of America Corp., 2.496%, 02/13/2031	107,318	0.0
53,000 (4)	Bank of America Corp., 2.676%, 06/19/2041	51,515	0.0
37,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	38,090	0.0
60,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	66,117	0.0
20,000	Bank of America Corp., 3.950%, 04/21/2025	21,965	0.0
18,000 (4)	Bank of America Corp., 3.970%, 03/05/2029	20,312	0.0
40,000 (4)	Bank of America Corp., 4.078%, 04/23/2040	46,768	0.0
13,000 (4)	Bank of America Corp., 4.083%, 03/20/2051	15,566	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
79,000	Bank of America Corp., 4.125%, 01/22/2024	$86,045	0.0
103,000	Bank of America Corp., 4.183%, 11/25/2027	115,459	0.0
75,000 (4)	Bank of America Corp., 4.271%, 07/23/2029	86,228	0.0
50,000 (4)	Bank of Montreal, 3.803%, 12/15/2032	55,184	0.0
25,000	Bank of Nova Scotia/The, 2.200%, 02/03/2025	26,077	0.0
21,000	Bank of Nova Scotia/The, 2.700%, 08/03/2026	22,507	0.0
34,000 (4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	37,400	0.0
200,000 (4)	Barclays PLC, 1.007%, 12/10/2024	200,803	0.1
17,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	16,624	0.0
11,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	11,003	0.0
29,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	36,096	0.0
200,000 (3)(4)	BNP Paribas SA, 1.323%, 01/13/2027	197,723	0.1
200,000 (3)(4)	BNP Paribas SA, 2.219%, 06/09/2026	206,263	0.1
22,000	Boston Properties L.P., 3.250%, 01/30/2031	23,589	0.0
206,000 (3)	BPCE SA, 5.700%, 10/22/2023	228,176	0.1
35,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	36,576	0.0
15,000	Capital One Financial Corp., 3.650%, 05/11/2027	16,669	0.0
22,000	Capital One Financial Corp., 3.750%, 03/09/2027	24,470	0.0
33,000	CBRE Services, Inc., 2.500%, 04/01/2031	33,454	0.0
30,000	Charles Schwab Corp./ The, 1.650%, 03/11/2031	29,148	0.0
16,000	Charles Schwab Corp./ The, 2.000%, 03/20/2028	16,427	0.0
20,000 (4)	Charles Schwab Corp./ The, 5.375%, 12/31/2199	22,156	0.0
28,000	CI Financial Corp., 4.100%, 06/15/2051	29,319	0.0
21,000 (4)	Citigroup, Inc., 1.462%, 06/09/2027	20,934	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
20,000 (4)	Citigroup, Inc., 1.678%, 05/15/2024	$20,428	0.0
35,000 (4)	Citigroup, Inc., 2.561%, 05/01/2032	35,653	0.0
45,000	Citigroup, Inc., 5.500%, 09/13/2025	52,445	0.0
9,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	9,497	0.0
5,000	Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	5,391	0.0
260,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	290,524	0.1
250,000 (3)(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	256,111	0.1
14,000	Crown Castle International Corp., 1.050%, 07/15/2026	13,686	0.0
200,000 (3)(4)	Danske Bank A/S, 1.621%, 09/11/2026	200,388	0.1
12,000 (3)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	11,830	0.0
17,000	ERP Operating L.P., 2.500%, 02/15/2030	17,618	0.0
50,000	Essex Portfolio L.P., 3.250%, 05/01/2023	52,187	0.0
200,000 (3)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	206,744	0.1
18,000	GE Capital Funding LLC, 4.400%, 05/15/2030	20,991	0.0
40,000 (4)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	39,904	0.0
43,000 (4)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	42,932	0.0
35,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	39,153	0.0
46,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	61,673	0.0
17,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	24,793	0.0
30,000 (3)	Guardian Life Global Funding, 1.250%, 11/19/2027	29,291	0.0
16,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	21,891	0.0
200,000 (4)	HSBC Holdings PLC, 2.099%, 06/04/2026	205,679	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
200,000 (4)	HSBC Holdings PLC, 2.633%, 11/07/2025	$210,017	0.1
200,000 (4)	HSBC Holdings PLC, 3.262%, 03/13/2023	204,064	0.1
24,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	22,919	0.0
23,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	22,745	0.0
55,000 (4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	55,089	0.0
27,000 (4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	26,571	0.0
66,000 (4)	JPMorgan Chase & Co., 1.953%, 02/04/2032	64,149	0.0
55,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	55,486	0.0
33,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	33,815	0.0
182,000 (4)	JPMorgan Chase & Co., 2.522%, 04/22/2031	187,438	0.1
31,000 (4)	JPMorgan Chase & Co., 2.525%, 11/19/2041	29,612	0.0
101,000 (4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	103,729	0.0
121,000 (4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	126,091	0.1
31,000 (4)	JPMorgan Chase & Co., 3.328%, 04/22/2052	33,148	0.0
70,000 (4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	74,603	0.0
15,000 (4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	17,780	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	22,677	0.0
4,000 (3)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	4,469	0.0
200,000 (3)	LSEGA Financing PLC, 3.200%, 04/06/2041	209,986	0.1
44,000	Main Street Capital Corp., 3.000%, 07/14/2026	45,254	0.0
30,000	Main Street Capital Corp., 5.200%, 05/01/2024	32,666	0.0
200,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	207,390	0.1
200,000 (4)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	207,118	0.1
147,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	148,104	0.1
51,000 (4)	Morgan Stanley, 1.794%, 02/13/2032	49,048	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
34,000 (4)	Morgan Stanley, 2.188%, 04/28/2026	$35,318	0.0
32,000 (4)	Morgan Stanley, 2.802%, 01/25/2052	31,441	0.0
75,000 (4)	Morgan Stanley, 3.622%, 04/01/2031	83,797	0.0
112,000	Morgan Stanley, 3.875%, 01/27/2026	125,263	0.1
100,000	Morgan Stanley, 4.000%, 07/23/2025	111,311	0.0
40,000 (4)	Morgan Stanley, 4.457%, 04/22/2039	49,540	0.0
250,000 (3)(4)	National Australia Bank Ltd., 3.933%, 08/02/2034	271,155	0.1
200,000 (4)	Natwest Group PLC, 3.073%, 05/22/2028	211,195	0.1
55,000 (3)	New York Life Global Funding, 2.875%, 04/10/2024	58,418	0.0
25,000	Northern Trust Corp., 1.950%, 05/01/2030	25,242	0.0
43,000 (3)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	43,083	0.0
28,000 (3)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	30,875	0.0
29,000	Old Republic International Corp., 3.850%, 06/11/2051	30,935	0.0
150,000	ORIX Corp., 3.250%, 12/04/2024	161,788	0.1
58,000	Owl Rock Capital Corp., 4.250%, 01/15/2026	62,729	0.0
38,000 (3)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	41,824	0.0
40,000 (3)	Pacific Life Global Funding II, 1.375%, 04/14/2026	40,101	0.0
23,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	23,398	0.0
30,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	32,361	0.0
39,000	Public Storage, 0.875%, 02/15/2026	38,699	0.0
23,000	Regency Centers L.P., 2.950%, 09/15/2029	24,246	0.0
25,000	Regency Centers L.P., 3.700%, 06/15/2030	27,701	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
20,000	Retail Properties of America, Inc., 4.750%, 09/15/2030	$22,204	0.0
40,000 (3)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	43,762	0.0
27,000	Simon Property Group L.P., 1.750%, 02/01/2028	26,876	0.0
200,000 (2)(3)(4)	Standard Chartered PLC, 1.456%, 01/14/2027	198,408	0.1
200,000 (3)(4)	Standard Chartered PLC, 3.265%, 02/18/2036	200,828	0.1
34,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	33,216	0.0
8,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,643	0.0
25,000 (3)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	25,849	0.0
19,000	Travelers Cos, Inc./The, 3.050%, 06/08/2051	20,127	0.0
35,000 (4)	Truist Financial Corp., 1.267%, 03/02/2027	34,979	0.0
46,000 (2)(4)	Truist Financial Corp., 1.887%, 06/07/2029	46,184	0.0
25,000 (4)	Truist Financial Corp., 5.100%, 12/31/2199	28,156	0.0
30,000	Unum Group, 4.125%, 06/15/2051	30,397	0.0
7,000	Ventas Realty L.P., 5.700%, 09/30/2043	9,295	0.0
45,000	VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	45,734	0.0
36,000 (4)	Wells Fargo & Co., 2.393%, 06/02/2028	37,360	0.0
101,000 (4)	Wells Fargo & Co., 2.406%, 10/30/2025	105,721	0.0
21,000 (4)	Wells Fargo & Co., 3.068%, 04/30/2041	21,581	0.0
120,000	Wells Fargo & Co., 3.750%, 01/24/2024	129,097	0.1
28,000	Wells Fargo & Co., 4.750%, 12/07/2046	35,506	0.0
43,000	Westpac Banking Corp., 2.150%, 06/03/2031	43,502	0.0
15,000	Westpac Banking Corp., 2.350%, 02/19/2025	15,785	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
33,000	Westpac Banking Corp., 2.963%, 11/16/2040	$32,503	0.0
20,000	WP Carey, Inc., 2.400%, 02/01/2031	19,935	0.0
71,000	XLIT Ltd., 4.450%, 03/31/2025	79,736	0.0
22,000	XLIT Ltd., 5.500%, 03/31/2045	29,936	0.0
		9,751,309	2.5
	Industrial: 0.2%
14,000	Avnet, Inc., 3.000%, 05/15/2031	13,969	0.0
27,000 (3)	Berry Global, Inc., 0.950%, 02/15/2024	27,057	0.0
40,000 (3)	Berry Global, Inc., 1.650%, 01/15/2027	39,704	0.0
22,000	Boeing Co/The, 3.250%, 02/01/2028	23,348	0.0
11,000	Boeing Co/The, 3.625%, 02/01/2031	11,843	0.0
9,000	Boeing Co/The, 3.850%, 11/01/2048	9,267	0.0
35,000	Boeing Co/The, 4.875%, 05/01/2025	39,234	0.0
27,000	Boeing Co/The, 5.805%, 05/01/2050	36,419	0.0
45,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	52,943	0.0
18,000	Carrier Global Corp., 2.722%, 02/15/2030	18,677	0.0
25,000 (3)	CCL Industries, Inc., 3.050%, 06/01/2030	26,281	0.0
51,000	FedEx Corp., 3.900%, 02/01/2035	58,636	0.0
20,000	GATX Corp., 4.000%, 06/30/2030	22,582	0.0
14,000	General Electric Co., 3.625%, 05/01/2030	15,625	0.0
16,000 (3)	GXO Logistics, Inc., 1.650%, 07/15/2026	15,939	0.0
16,000 (3)	GXO Logistics, Inc., 2.650%, 07/15/2031	15,891	0.0
42,000	Norfolk Southern Corp., 3.650%, 08/01/2025	46,121	0.0
13,000	Norfolk Southern Corp., 4.100%, 05/15/2121	14,298	0.0
7,000	Northrop Grumman Corp., 2.930%, 01/15/2025	7,466	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
24,000 (3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	$23,789	0.0
40,000 (3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	40,302	0.0
56,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	59,592	0.0
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	2,124	0.0
4,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	4,854	0.0
51,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	63,586	0.1
5,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	6,619	0.0
6,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	8,572	0.0
22,000	Republic Services, Inc., 1.450%, 02/15/2031	20,642	0.0
20,000	Republic Services, Inc., 1.750%, 02/15/2032	19,048	0.0
99,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	99,309	0.1
35,000	Union Pacific Corp., 3.550%, 05/20/2061	37,754	0.0
17,000	Waste Management, Inc., 1.500%, 03/15/2031	16,103	0.0
25,000	WRKCo, Inc., 3.000%, 06/15/2033	26,219	0.0
		923,813	0.2
	Technology: 0.4%
10,000	Analog Devices, Inc., 3.500%, 12/05/2026	11,108	0.0
39,000	Apple, Inc., 1.650%, 02/08/2031	38,431	0.0
35,000	Apple, Inc., 2.650%, 05/11/2050	34,445	0.0
65,000	Apple, Inc., 2.650%, 02/08/2051	63,677	0.0
140,000	Apple, Inc., 2.800%, 02/08/2061	136,757	0.1
70,000	Apple, Inc., 3.750%, 09/12/2047	82,868	0.0
35,000	Apple, Inc., 3.750%, 11/13/2047	41,067	0.0
20,000	Citrix Systems, Inc., 1.250%, 03/01/2026	19,764	0.0
25,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	30,027	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
20,000	Fiserv, Inc., 2.750%, 07/01/2024	$21,107	0.0
85,000	Fiserv, Inc., 3.500%, 07/01/2029	93,613	0.0
32,000 (3)	HP, Inc., 1.450%, 06/17/2026	31,800	0.0
45,000	HP, Inc., 4.050%, 09/15/2022	46,980	0.0
15,000 (3)	Infor, Inc., 1.450%, 07/15/2023	15,180	0.0
15,000	Intel Corp., 3.100%, 02/15/2060	15,373	0.0
30,000	Intel Corp., 3.250%, 11/15/2049	31,997	0.0
75,000	Intel Corp., 4.600%, 03/25/2040	95,163	0.1
20,000	Intel Corp., 4.950%, 03/25/2060	28,309	0.0
100,000	International Business Machines Corp., 3.300%, 05/15/2026	110,073	0.1
37,000	Microchip Technology, Inc., 2.670%, 09/01/2023	38,557	0.0
50,000	Microsoft Corp., 2.400%, 08/08/2026	53,334	0.0
93,000	Microsoft Corp., 2.921%, 03/17/2052	98,873	0.1
17,000	NetApp, Inc., 1.875%, 06/22/2025	17,491	0.0
62,000	NVIDIA Corp., 1.550%, 06/15/2028	61,808	0.0
60,000	NVIDIA Corp., 2.000%, 06/15/2031	60,143	0.0
31,000 (3)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	36,194	0.0
20,000 (3)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	21,860	0.0
24,000	Oracle Corp., 3.650%, 03/25/2041	25,488	0.0
6,000	Oracle Corp., 3.850%, 07/15/2036	6,610	0.0
20,000	Oracle Corp., 3.950%, 03/25/2051	21,856	0.0
17,000	Roper Technologies, Inc., 1.400%, 09/15/2027	16,736	0.0
41,000	salesforce.com, Inc., 1.950%, 07/15/2031	41,099	0.0
31,000	salesforce.com, Inc., 2.700%, 07/15/2041	31,246	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
22,000	salesforce.com, Inc., 2.900%, 07/15/2051	$22,325	0.0
35,000	salesforce.com, Inc., 3.050%, 07/15/2061	35,667	0.0
		1,537,026	0.4
	Utilities: 0.9%
52,000	AEP Texas, Inc., 3.450%, 01/15/2050	53,978	0.0
32,000 (3)	AEP Texas, Inc., 3.850%, 10/01/2025	35,057	0.0
21,000 (3)	AES Corp./The, 1.375%, 01/15/2026	20,804	0.0
16,000 (3)	AES Corp./The, 3.950%, 07/15/2030	17,546	0.0
20,000	Alabama Power Co., 3.450%, 10/01/2049	21,777	0.0
74,000 (3)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	78,433	0.1
50,000 (3)	American Transmission Systems, Inc., 5.000%, 09/01/2044	64,277	0.1
50,000 (3)	American Transmission Systems, Inc., 5.250%, 01/15/2022	51,203	0.0
23,000	Appalachian Power Co., 2.700%, 04/01/2031	23,803	0.0
14,000	Appalachian Power Co., 3.700%, 05/01/2050	15,487	0.0
55,000	Avangrid, Inc., 3.200%, 04/15/2025	59,113	0.0
30,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	30,325	0.0
20,000	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	21,012	0.0
26,000	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	25,009	0.0
25,000	Black Hills Corp., 2.500%, 06/15/2030	25,491	0.0
15,000	Black Hills Corp., 3.050%, 10/15/2029	16,000	0.0
40,000	Black Hills Corp., 4.250%, 11/30/2023	43,005	0.0
8,000	Black Hills Corp., 4.350%, 05/01/2033	9,329	0.0
25,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	28,121	0.0
39,000 (3)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	41,757	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
26,000 (4)	CMS Energy Corp., 3.750%, 12/01/2050	$26,482	0.0
53,000 (4)	CMS Energy Corp., 4.750%, 06/01/2050	59,194	0.0
13,000	Commonwealth Edison Co., 3.750%, 08/15/2047	15,089	0.0
34,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	38,572	0.0
13,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	16,507	0.0
35,000 (4)	Dominion Energy, Inc., 4.650%, 12/31/2199	37,275	0.0
12,000	DTE Electric Co., 1.900%, 04/01/2028	12,194	0.0
13,000	DTE Electric Co., 2.950%, 03/01/2050	13,343	0.0
12,000	DTE Electric Co., 3.250%, 04/01/2051	13,038	0.0
47,000	DTE Energy Co., 1.050%, 06/01/2025	47,009	0.0
12,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	12,470	0.0
15,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	17,730	0.0
15,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	15,975	0.0
195,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	189,304	0.1
25,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	26,521	0.0
13,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	13,071	0.0
109,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	123,640	0.1
45,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	53,015	0.0
5,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	6,041	0.0
17,000 (3)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	16,736	0.0
24,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	22,814	0.0
32,000	Entergy Corp., 2.400%, 06/15/2031	31,975	0.0
13,000	Entergy Corp., 2.800%, 06/15/2030	13,555	0.0
9,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	11,053	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
73,000	Entergy Mississippi LLC, 3.100%, 07/01/2023	$75,964	0.1
19,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	20,864	0.0
33,000	Entergy Texas, Inc., 4.000%, 03/30/2029	37,279	0.0
18,000	Evergy Metro, Inc., 2.250%, 06/01/2030	18,348	0.0
23,000	Eversource Energy, 3.450%, 01/15/2050	24,289	0.0
5,000	Exelon Corp., 4.050%, 04/15/2030	5,701	0.0
10,000	Exelon Corp., 4.700%, 04/15/2050	12,660	0.0
57,000	FirstEnergy Corp., 3.350%, 07/15/2022	57,958	0.0
25,000	Georgia Power Co., 2.200%, 09/15/2024	26,034	0.0
33,000	Georgia Power Co., 5.750%, 04/15/2023	35,756	0.0
44,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	46,206	0.0
20,000	Interstate Power and Light Co., 2.300%, 06/01/2030	20,322	0.0
80,000	Interstate Power and Light Co., 3.250%, 12/01/2024	86,126	0.1
12,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	13,512	0.0
14,000 (3)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	14,243	0.0
50,000 (3)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	55,385	0.0
50,000 (3)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	54,445	0.0
25,000	Kentucky Utilities Co., 3.300%, 06/01/2050	26,490	0.0
12,000 (3)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,727	0.0
30,000	Mississippi Power Co., 4.250%, 03/15/2042	35,517	0.0
20,000 (3)	Monongahela Power Co., 3.550%, 05/15/2027	22,075	0.0
15,000 (3)	Narragansett Electric Co/The, 3.395%, 04/09/2030	16,453	0.0
44,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	45,454	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
43,000 (4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	$45,032	0.0
23,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	23,284	0.0
29,000	NiSource, Inc., 3.600%, 05/01/2030	32,150	0.0
20,000	NiSource, Inc., 5.950%, 06/15/2041	28,126	0.0
20,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	21,203	0.0
59,000	ONE Gas, Inc., 1.100%, 03/11/2024	59,043	0.0
13,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	12,421	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	26,982	0.0
17,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	16,877	0.0
10,000	PECO Energy Co., 4.150%, 10/01/2044	12,174	0.0
200,000 (2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	217,150	0.1
15,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	15,502	0.0
75,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	89,460	0.1
17,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	16,133	0.0
50,000	Sempra Energy, 3.800%, 02/01/2038	55,656	0.0
24,000 (4)	Sempra Energy, 4.875%, 12/31/2199	26,100	0.0
68,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	72,343	0.1
41,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	43,464	0.0
5,000	Southern California Edison Co., 2.400%, 02/01/2022	5,043	0.0
6,000	Southern California Edison Co., 4.050%, 03/15/2042	6,471	0.0
40,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	55,275	0.0
60,000 (4)	Southern Co/The, 3.750%, 09/15/2051	60,459	0.0
35,000 (4)	Southern Co/The, 4.000%, 01/15/2051	37,100	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
36,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	$36,468	0.0
14,000	Tampa Electric Co., 4.350%, 05/15/2044	17,032	0.0
25,000	Tucson Electric Power Co., 1.500%, 08/01/2030	23,783	0.0
17,000	Union Electric Co., 3.900%, 09/15/2042	19,684	0.0
28,000	Virginia Electric and Power Co., 3.450%, 09/01/2022	28,788	0.0
36,000	Washington Gas Light Co., 3.650%, 09/15/2049	40,515	0.0
31,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	30,312	0.0
23,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	23,093	0.0
26,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	29,479	0.0
		3,504,540	0.9
	Total Corporate Bonds/Notes (Cost $26,308,948)	27,406,894	7.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%
77,416	Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	76,163	0.0
58,961	Alternative Loan Trust 2005-10CB 1A1, 0.592%, (US0001M + 0.500%), 05/25/2035	48,196	0.0
48,926	Alternative Loan Trust 2005-51 3A2A, 1.406%, (12MTA + 1.290%), 11/20/2035	46,109	0.0
47,792	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	43,879	0.0
98,604	Alternative Loan Trust 2005-J2 1A12, 0.492%, (US0001M + 0.400%), 04/25/2035	82,546	0.0
16,603	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	11,232	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
91,456	Alternative Loan Trust 2006-19CB A12, 0.492%, (US0001M + 0.400%), 08/25/2036	$48,111	0.0
66,855	Alternative Loan Trust 2006-HY11 A1, 0.332%, (US0001M + 0.120%), 06/25/2036	64,893	0.0
26,425	Alternative Loan Trust 2007-23CB A3, 0.592%, (US0001M + 0.500%), 09/25/2037	11,457	0.0
120,475	Alternative Loan Trust 2007-2CB 2A1, 0.692%, (US0001M + 0.600%), 03/25/2037	59,110	0.0
30,064 (4)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.816%, 09/25/2035	28,053	0.0
51,574	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.282%, (US0001M + 0.190%), 01/25/2037	48,126	0.0
65,361 (4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.775%, 03/25/2036	57,854	0.0
38,063 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.234%, 09/25/2037	37,678	0.0
419,875	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	455,927	0.1
416,814	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	484,870	0.1
79,365	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.092%, (US0001M + 4.000%), 05/25/2025	81,103	0.0
73,685	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	76,423	0.0
178,272	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.092%, (US0001M + 3.000%), 10/25/2029	183,999	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
169,688	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.942%, (US0001M + 2.850%), 11/25/2029	$174,071	0.1
61,064	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800%), 02/25/2030	62,502	0.0
361,160	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.642%, (US0001M + 2.550%), 12/25/2030	368,016	0.1
166,434	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.092%, (US0001M + 2.000%), 03/25/2031	167,875	0.1
62,705 (3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.392%, (US0001M + 2.300%), 08/25/2031	63,182	0.0
156,812 (3)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.142%, (US0001M + 2.050%), 01/25/2040	157,623	0.1
212,180	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	237,730	0.1
199,100 (4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.538%, 02/25/2049	228,765	0.1
139,777	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	148,761	0.1
143,871	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	160,397	0.1
294,313	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	318,882	0.1
78,372	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	89,156	0.0
214,171	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	220,753	0.1
600,000	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	646,691	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
79,853	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	$83,112	0.0
92,499 (3)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.004%, 03/25/2048	96,353	0.0
92,499 (3)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.004%, 03/25/2048	95,622	0.0
306,021 (3)(4)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 08/25/2050	309,078	0.1
251,390	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	328,817	0.1
66,531	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	74,630	0.0
56,895	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	65,428	0.0
13,680	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	16,047	0.0
40,602	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	46,253	0.0
128,890	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	147,977	0.0
50,630	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	58,818	0.0
46,206 (4)	Freddie Mac REMIC Trust 3524 LA, 5.332%, 03/15/2033	51,415	0.0
47,760	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	54,697	0.0
8,997	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	10,038	0.0
239,672	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	257,334	0.1
540,219	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	607,855	0.2
540,219	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	613,702	0.2
253,994	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	265,024	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,942	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	$6,023	0.0
250,000 (3)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.018%, (SOFR30A + 2.000%), 12/25/2050	252,972	0.1
200,000 (3)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.192%, (US0001M + 3.100%), 03/25/2050	203,371	0.1
132,482 (3)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.692%, (US0001M + 3.600%), 07/25/2050	134,221	0.0
143,449	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.442%, (US0001M + 2.350%), 04/25/2030	146,830	0.0
77,646	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.392%, (US0001M + 2.300%), 09/25/2030	78,852	0.0
391,623	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	400,797	0.1
41,375	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	46,682	0.0
288,979	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	315,945	0.1
13,641	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	15,015	0.0
37,805 (3)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	38,307	0.0
115,091 (3)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	116,419	0.0
200,000 (3)(4)	GS Mortgage-Backed Securities Trust 2021-PJ6 A12, 2.500%, 11/25/2051	203,380	0.1
35,161	HomeBanc Mortgage Trust 2004-1 2A, 0.952%, (US0001M + 0.860%), 08/25/2029	34,704	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
34,583	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.512%, (US0001M + 0.420%), 04/25/2046	$32,887	0.0
400,000 (3)(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	407,775	0.1
333,740 (3)(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	337,485	0.1
37,856	Lehman XS Trust Series 2005-5N 1A2, 0.452%, (US0001M + 0.360%), 11/25/2035	35,667	0.0
100,000 (3)	Mello Warehouse Securitization Trust 2021-1 C, 1.206%, (US0001M + 1.100%), 02/25/2055	100,346	0.0
47,293	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	36,613	0.0
10,557	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	10,080	0.0
20,217 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.514%, 10/25/2036	19,709	0.0
55,958	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.112%, (US0001M + 0.510%), 08/25/2045	55,953	0.0
28,493	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.072%, (US0001M + 0.490%), 10/25/2045	28,304	0.0
25,657 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.076%, 08/25/2046	25,542	0.0
128,549 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.050%, 12/25/2036	128,946	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,882 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.716%, 04/25/2037	$32,245	0.0
69,703 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.035%, 07/25/2037	70,176	0.0
154,993	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.076%, (12MTA + 0.960%), 08/25/2046	104,899	0.0
15,134	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.522%, (US0001M + 0.430%), 06/25/2037	12,103	0.0
14,387 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.827%, 04/25/2036	14,120	0.0
20,645 (4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.873%, 12/28/2037	20,592	0.0
100,000 (3)(4)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/ 2049	102,412	0.0
	Total Collateralized Mortgage Obligations (Cost $11,415,128)	11,741,705	3.0

U.S. TREASURY OBLIGATIONS: 3.5%
	U.S. Treasury Bonds: 0.8%
1,000	1.250%, 05/15/2050	817	0.0
22,000	1.375%, 11/15/2040	19,771	0.0
2,200	1.625%, 11/15/2050	1,976	0.0
1,098,000 (2)	1.875%, 02/15/2051	1,048,247	0.3
1,809,000	2.250%, 05/15/2041	1,882,773	0.5
		2,953,584	0.8
	U.S. Treasury Notes: 2.7%
1,941,400	0.125%, 06/30/2022	1,941,952	0.5
565,000	0.125%, 05/31/2023	563,830	0.1
646,000	0.125%, 06/30/2023	644,474	0.2
1,000	0.125%, 10/15/2023	996	0.0
1,623,000	0.250%, 06/15/2024	1,613,173	0.4
217,000	0.875%, 06/30/2026	216,907	0.0
20,500 (2)	1.125%, 02/15/2031	19,904	0.0
3,094,000	1.250%, 06/30/2028	3,099,076	0.8
2,588,400 (2)	1.625%, 05/15/2031	2,628,439	0.7
		10,728,751	2.7
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
	Total U.S. Treasury Obligations (Cost $13,516,591)	$13,682,335	3.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
	Federal Home Loan Mortgage Corporation: 0.2%(5)
10,554	2.500%, 05/01/2030	11,117	0.0
6,308	2.500%, 05/01/2030	6,624	0.0
13,381	2.500%, 06/01/2030	14,095	0.0
22,556	3.000%, 03/01/2045	24,051	0.0
17,601	3.000%, 03/01/2045	18,662	0.0
25,225	3.000%, 04/01/2045	26,853	0.0
36,129	3.500%, 03/01/2045	38,800	0.0
116,076	4.000%, 12/01/2041	127,152	0.1
33,718	4.000%, 12/01/2042	37,114	0.0
6,007	4.000%, 09/01/2045	6,504	0.0
6,090	4.000%, 09/01/2045	6,606	0.0
10,399	4.000%, 09/01/2045	11,325	0.0
6,164	4.000%, 09/01/2045	6,735	0.0
77,342	4.500%, 08/01/2041	86,568	0.0
274,272	4.500%, 09/01/2041	305,680	0.1
2,798	5.500%, 07/01/2037	3,232	0.0
2,149	6.500%, 12/01/2031	2,451	0.0
		733,569	0.2
	Federal National Mortgage Association: 0.2%(5)
584,522	4.500%, 09/01/2047	667,221	0.2

	Government National Mortgage Association: 0.4%
1,011,000 (6)	2.500%, 07/15/2051	1,046,306	0.3
283,157	3.000%, 07/20/2050	296,044	0.1
29,186	4.000%, 11/20/2040	31,949	0.0
65,275	4.000%, 03/20/2046	70,582	0.0
52,316	4.500%, 08/20/2041	57,891	0.0
171,047	4.500%, 09/15/2047	190,664	0.0
		1,693,436	0.4
	Uniform Mortgage-Backed Securities: 1.3%
1,450,000 (6)	2.000%, 08/15/2051	1,461,328	0.4
16,338	2.500%, 05/01/2030	17,185	0.0
34,179	2.500%, 06/01/2030	35,895	0.0
23,748	2.500%, 06/01/2030	24,940	0.0
12,952	2.500%, 07/01/2030	13,598	0.0
940,000 (6)	2.500%, 07/15/2051	972,313	0.3
42,962	3.000%, 09/01/2043	45,494	0.0
198,926	3.000%, 04/01/2045	211,804	0.1
133,410	3.000%, 07/01/2046	142,571	0.1
852,927	3.000%, 04/01/2050	890,689	0.2
47,847	3.500%, 10/01/2042	51,576	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
422,126	3.500%, 08/01/2046	$458,358	0.1
115,107	4.000%, 07/01/2042	126,654	0.0
17,634	4.000%, 07/01/2042	19,400	0.0
161,214	4.000%, 01/01/2045	179,791	0.1
26,613	4.000%, 06/01/2045	29,061	0.0
23,466	4.500%, 11/01/2040	25,898	0.0
47,597	4.500%, 10/01/2041	52,680	0.0
19,419	5.000%, 06/01/2033	22,189	0.0
4,885	5.000%, 02/01/2036	5,599	0.0
2,164	5.000%, 07/01/2036	2,471	0.0
52,495	5.000%, 07/01/2037	58,863	0.0
64,341	5.000%, 11/01/2040	73,737	0.0
21,789	5.000%, 05/01/2041	24,950	0.0
36,218	5.000%, 06/01/2041	41,472	0.0
66,537	5.000%, 06/01/2041	75,449	0.0
79,153	5.500%, 12/01/2036	91,246	0.0
392	7.000%, 06/01/2029	393	0.0
286	7.000%, 10/01/2029	328	0.0
1,258	7.000%, 01/01/2032	1,400	0.0
395	7.000%, 05/01/2032	399	0.0
		5,157,731	1.3
	Total U.S. Government Agency Obligations (Cost $8,094,314)	8,251,957	2.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.1%
900,000 (3)(4)	BAMLL Commercial Mortgage Securities Trust 2015-200P F, 3.716%, 04/14/2033	924,466	0.3
3,000,000 (4)(7)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	32,759	0.0
986,656 (4)(7)	BANK 2019-BNK16 XA, 1.119%, 02/15/2052	58,845	0.0
3,792,191 (4)(7)	BANK 2019-BNK21 XA, 0.992%, 10/17/2052	222,436	0.1
2,180,000 (3)(4)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	53,212	0.0
991,830 (4)(7)	Benchmark 2019-B9 XA Mortgage Trust, 1.208%, 03/15/2052	67,230	0.0
343,000 (3)	BX Commercial Mortgage Trust 2021-IRON E, 2.423%, (US0001M + 2.350%), 02/15/2038	345,393	0.1
60,000 (4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.538%, 11/15/2050	65,609	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
803,190 (4)(7)	CD 2017-CD4 Mortgage Trust XA, 1.439%, 05/10/2050	$42,952	0.0
891,000 (4)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.108%, 07/10/2049	63,699	0.0
1,265,105 (4)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	61,544	0.0
975,957 (4)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.040%, 09/15/2050	45,518	0.0
1,298,083 (4)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.693%, 06/10/2051	50,316	0.0
1,116,047 (4)(7)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.186%, 08/10/2056	74,653	0.0
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	65,020	0.0
739,239 (4)(7)	COMM 2012-CR4 XA, 1.841%, 10/15/2045	12,178	0.0
2,380,000 (3)(4)(7)	COMM 2012-CR4 XB, 0.769%, 10/15/2045	19,184	0.0
177,000 (4)	Comm 2013-CCRE13 C Mortgage Trust, 5.046%, 11/10/2046	190,579	0.1
20,000 (4)	COMM 2016-COR1 C, 4.510%, 10/10/2049	21,663	0.0
1,461,168 (4)(7)	COMM 2016-CR28 XA, 0.781%, 02/10/2049	36,879	0.0
743,999 (4)(7)	COMM 2017-COR2 XA, 1.309%, 09/10/2050	44,578	0.0
170,000 (4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	192,218	0.1
130,000 (3)(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	119,431	0.1
110,000 (3)(4)	DBJPM 16-C3 Mortgage Trust, 3.631%, 08/10/2049	93,792	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
658,896	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	$125,613	0.1
1,648,786 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	117,319	0.1
799,414 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	117,457	0.1
1,295,927 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.961%, 10/25/2035	120,892	0.1
848,000 (7)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	77,996	0.0
178,000 (3)(4)	Grace Trust 2020-GRCE E, 2.769%, 12/10/2040	170,813	0.1
900,000 (3)	Great Wolf Trust 2019-WOLF E, 2.805%, (US0001M + 2.732%), 12/15/2036	885,477	0.2
100,000 (3)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.173%, (US0001M + 2.100%), 07/15/2035	92,682	0.0
999,687 (4)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.105%, 06/10/2047	20,785	0.0
1,397,942 (4)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.621%, 11/10/2049	33,340	0.0
846,892 (4)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 1.176%, 05/10/2050	44,948	0.0
50,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	57,187	0.0
1,221,683 (4)(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.120%, 02/10/2052	76,414	0.0
2,058,971 (4)(7)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	115,214	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	97,479	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,300,212 (4)(7)	GS Mortgage Securities Trust 2020-GC47 XA, 1.247%, 05/12/2053	$117,190	0.0
408,884 (4)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.834%, 04/15/2047	5,758	0.0
870,000 (3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	874,332	0.2
100,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	99,245	0.0
150,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.611%, 08/15/2046	150,289	0.1
40,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	39,511	0.0
99,979 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	103,145	0.0
1,259,460 (4)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.810%, 12/15/2049	30,941	0.0
100,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	98,372	0.0
100,000 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	79,294	0.0
242,526 (3)(4)(7)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.629%, 11/15/2038	785	0.0
1,565,701 (4)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.129%, 12/15/2047	43,137	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	$68,558	0.0
3,350,865 (4)(7)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.764%, 11/15/2052	162,071	0.1
1,009,860 (4)(7)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.425%, 05/15/2054	100,436	0.0
75,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	67,128	0.0
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	63,923	0.0
40,000 (3)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	29,571	0.0
60,000 (3)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	34,620	0.0
2,098,019 (4)(7)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.042%, 03/15/2051	104,023	0.0
400,000 (3)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	352,609	0.1
1,076,941 (4)(7)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.760%, 08/15/2052	110,314	0.0
500,000 (3)(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.146%, 10/15/2057	504,558	0.1
1,495,300 (3)(4)(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.941%, 08/15/2045	15,313	0.0
	Total Commercial Mortgage-Backed Securities (Cost $8,252,560)	8,312,893	2.1
ASSET-BACKED SECURITIES: 3.8%
	Automobile Asset-Backed Securities: 0.2%
100,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	104,808	0.0
100,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	105,408	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
100,000	AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	$100,361	0.0
100,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	104,875	0.0
150,000	Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	154,208	0.1
100,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	101,156	0.0
100,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	102,522	0.0
100,000	Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	101,959	0.0
		875,297	0.2
	Home Equity Asset-Backed Securities: 0.1%
224,625 (4)	GSAA Home Equity Trust 2006-4 4A3, 3.059%, 03/25/2036	178,019	0.1
120,138 (4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	129,490	0.0
		307,509	0.1
	Other Asset-Backed Securities: 3.2%
250,000 (3)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	247,643	0.0
73,809 (3)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	74,698	0.0
400,000 (3)	ARES XLIV CLO Ltd. 2017-44A A2R, 1.462%, (US0003M + 1.300%), 04/15/2034	400,211	0.1
300,000 (3)	ARES XLVI CLO Ltd. 2017-46A A2, 1.414%, (US0003M + 1.230%), 01/15/2030	299,081	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (3)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.338%, (US0003M + 2.150%), 01/20/2032	$248,752	0.1
250,000 (3)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.388%, (US0003M + 1.200%), 01/20/2031	249,430	0.1
250,000 (3)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000%), 04/15/2034	248,802	0.1
100,000 (3)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	104,724	0.0
250,000 (3)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	250,006	0.1
300,000 (3)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.306%, (US0003M + 1.160%), 07/23/2034	300,604	0.1
16,450	Chase Funding Trust Series 2003-5 2A2, 0.692%, (US0001M + 0.600%), 07/25/2033	15,936	0.0
250,000 (3)	CIFC Funding 2021-IA A1 Ltd., 1.246%, (US0003M + 1.110%), 04/25/2033	249,691	0.1
250,000 (3)	Clear Creek CLO 2015-1A CR, 2.138%, (US0003M + 1.950%), 10/20/2030	249,860	0.1
91,500 (3)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	92,419	0.0
250,000 (3)	Deer Creek Clo Ltd. 2017-1A A, 1.368%, (US0003M + 1.180%), 10/20/2030	250,033	0.1
97,500 (3)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	106,493	0.0
197,500 (3)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	214,451	0.0
100,000 (3)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	105,140	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
97,750 (3)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	$105,677	0.0
250,000 (3)	Eaton Vance Clo 2015-1A A2R Ltd., 1.438%, (US0003M + 1.250%), 01/20/2030	249,771	0.1
250,000 (3)	Elmwood CLO IX Ltd. 2021-2A A, 1.276%, (US0003M + 1.130%), 07/20/2034	250,100	0.1
99,250 (3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	103,846	0.0
138,950 (3)	FREED ABS Trust 2021-2 A, 0.680%, 06/19/2028	139,047	0.0
21,303 (3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	22,447	0.0
249,581 (3)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	274,587	0.1
250,000 (3)	Jay Park CLO Ltd. 2016-1A BR, 2.188%, (US0003M + 2.000%), 10/20/2027	249,688	0.1
250,000 (3)	LCM XXIV Ltd. 24A AR, 1.168%, (US0003M + 0.980%), 03/20/2030	250,023	0.1
86,212 (3)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	89,834	0.0
88,051 (3)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	89,586	0.0
140,843 (3)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	142,414	0.0
250,000 (3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.142%, (US0003M + 2.000%), 04/19/2033	249,373	0.1
250,000 (3)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	255,733	0.1
200,000 (3)(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	210,929	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
50,746 (3)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$54,795	0.0
74,353 (3)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	79,230	0.0
83,957 (3)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	82,759	0.0
92,509 (3)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	92,780	0.0
250,000 (3)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.281%, (US0003M + 1.100%), 12/21/2029	250,038	0.1
250,000 (3)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.926%, (US0003M + 1.750%), 07/25/2030	249,096	0.1
250,000 (3)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	249,599	0.1
450,000 (3)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	450,906	0.1
250,000 (3)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	248,985	0.1
250,000 (3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.384%, (US0003M + 1.200%), 07/15/2029	250,005	0.1
250,000 (3)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.176%, (US0003M + 1.000%), 01/25/2031	250,073	0.1
200,000 (3)	OHA Loan Funding 2013-1A A1R2 Ltd., 1.263%, (US0003M + 1.090%), 07/23/2031	200,002	0.0
250,000 (3)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.288%, (US0003M + 1.100%), 07/20/2030	249,730	0.1
250,000 (3)	Palmer Square CLO 2021-1A B Ltd., 1.894%, (US0003M + 1.700%), 04/20/2034	249,794	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
400,000 (3)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150%), 07/15/2034	$400,406	0.1
400,000 (3)	Riserva Clo Ltd. 2016-3A ARR, 1.250%, (US0003M + 1.060%), 01/18/2034	399,959	0.1
250,000 (3)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	250,088	0.1
198,258 (3)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	203,469	0.0
100,000 (3)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	100,059	0.0
97,213 (3)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	101,877	0.0
97,500 (3)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	110,344	0.0
250,000 (3)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.366%, (US0003M + 1.190%), 11/01/2031	249,999	0.1
400,000 (3)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	400,042	0.1
250,000 (3)	Tiaa Clo III Ltd. 2017-2A A, 1.334%, (US0003M + 1.150%), 01/16/2031	248,689	0.0
97,875 (3)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	97,528	0.0
250,000 (3)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	250,000	0.1
96,500 (3)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	103,079	0.0
100,000 (3)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	101,344	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
200,000 (3)	ZAXBY’S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	$202,496	0.0
		12,568,200	3.2
	Student Loan Asset-Backed Securities: 0.3%
40,368 (3)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	41,176	0.0
33,745 (3)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	35,058	0.0
75,795 (3)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	77,766	0.0
58,310 (3)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	59,188	0.0
60,298 (3)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	61,848	0.0
58,936 (3)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	59,557	0.0
54,658 (3)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	55,021	0.0
100,000 (3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	103,951	0.1
100,000 (3)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	101,110	0.1
71,887 (3)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	74,194	0.0
68,671 (3)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	70,542	0.0
95,828 (3)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	97,874	0.0
124,687 (3)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	126,589	0.1
		963,874	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
	Total Asset-Backed Securities (Cost $14,504,455)	$14,714,880	3.8
SOVEREIGN BONDS: 0.2%
145,500 (8)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	52,483	0.0
8,843	Argentine Republic Government International Bond, 1.000%, 07/09/2029	3,371	0.0
200,000	Brazilian Government International Bond, 4.625%, 01/13/2028	216,483	0.1
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	196,058	0.1
100,000 (3)	Dominican Republic International Bond, 5.500%, 01/27/2025	110,040	0.0
80,000	Turkey Government International Bond, 7.375%, 02/05/2025	86,687	0.0
	Total Sovereign Bonds (Cost $665,918)	665,122	0.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
Total Purchased Options (Cost $33,564)	36,368	0.0
Total Long-Term Investments (Cost $321,832,415)	385,148,454	99.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	U.S. Government Agency Obligations: 0.8%
1,525,000 (10)	Federal Home Loan Bank Discount Notes, 0.030%, 08/04/2021	1,524,957	0.4
1,600,000 (10)	Federal Home Loan Bank Discount Notes, 0.030%, 08/11/2021	1,599,945	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
	Total U.S. Government Agency Obligations (Cost $3,124,955)	$3,124,902	0.8

	U.S. Treasury Bills: 0.5%
2,125,000 (10)	United States Treasury Bill, 0.050%, 12/09/2021 (Cost $2,124,656)	2,124,557	0.5

	Repurchase Agreements: 3.8%
3,686,400 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $3,686,405, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $3,760,128, due 07/25/21-05/20/71)	3,686,400	0.9
3,686,400 (11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $3,686,404, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $3,760,128, due 07/07/21-11/01/49)	3,686,400	1.0
1,268,044 (11)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,268,047, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,293,405, due 08/01/21-06/01/51)	1,268,044	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,611,046 (11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,611,049, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,643,270, due 05/01/24-04/20/71)	$1,611,046	0.4
1,915,955 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,915,958, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,954,274, due 08/01/21-04/15/62)	1,915,955	0.5
2,576,599 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $2,576,607, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,628,412, due 07/15/23-02/15/48)	2,576,599	0.7
	Total Repurchase Agreements (Cost $14,744,444)	14,744,444	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
413,000 (11)(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	413,000	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds (continued)
268,000 (11)(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	$268,000	0.1
413,000 (11)(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	413,000	0.1
	Total Mutual Funds (Cost $1,094,000)	1,094,000	0.3
	Total Short-Term Investments (Cost $21,088,055)	21,087,903	5.4
	Total Investments in Securities (Cost $342,920,470)	406,236,357	104.4
	Liabilities in Excess of Other Assets	(17,283,594)	(4.4)
	Net Assets	$388,952,763	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR American Depositary Receipt
(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.

(9)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

SOFR30A
30-Day Secured Overnight Financing Rate

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
Common Stock	40.6%
Exchange-Traded Funds	26.0%
Mutual Funds	10.5%
Corporate Bonds/Notes	7.1%
Asset-Backed Securities	3.8%
U.S. Treasury Obligations	3.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	2.1%
U.S. Government Agency Obligations	2.1%
Sovereign Bonds	0.2%
Preferred Stock	0.1%
Purchased Options	0.0%^
Rights	0.0%^
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$12,396,600	$1,464,142	$—	$13,860,742
Consumer Discretionary	16,431,222	3,672,701	—	20,103,923
Consumer Staples	6,941,416	2,914,119	—	9,855,535
Energy	3,595,475	921,983	—	4,517,458
Financials	15,633,052	5,121,583	—	20,754,635
Health Care	16,340,351	3,806,077	—	20,146,428
Industrials	13,179,588	4,356,674	—	17,536,262
Information Technology	31,266,154	2,595,889	—	33,862,043
Materials	3,938,947	2,801,185	—	6,740,132
Real Estate	5,018,845	995,175	—	6,014,020
Utilities	3,617,843	1,041,795	—	4,659,638
Total Common Stock	128,359,493	29,691,323	—	158,050,816
Exchange-Traded Funds	101,101,588	—	—	101,101,588
Mutual Funds	40,775,980	—	—	40,775,980
Preferred Stock	—	406,559	—	406,559
Rights	1,357	—	—	1,357
Purchased Options	—	36,368	—	36,368
Corporate Bonds/Notes	—	27,406,894	—	27,406,894
Collateralized Mortgage Obligations	—	11,741,705	—	11,741,705
Asset-Backed Securities	—	14,714,880	—	14,714,880
U.S. Government Agency Obligations	—	8,251,957	—	8,251,957
Sovereign Bonds	—	665,122	—	665,122
Commercial Mortgage-Backed Securities	—	8,312,893	—	8,312,893
U.S. Treasury Obligations	—	13,682,335	—	13,682,335
Short-Term Investments	1,094,000	19,993,903	—	21,087,903
Total Investments, at fair value	$271,332,418	$134,903,939	$—	$406,236,357
Other Financial Instruments+
Forward Foreign Currency Contracts	—	15,080	—	15,080
Futures	253,055	—	—	253,055
Total Assets	$271,585,473	$134,919,019	$—	$406,504,492
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,097)	$—	$(5,097)
Futures	(159,965)	—	—	(159,965)
Written Options	—	(23,518)	—	(23,518)
Total Liabilities	$(159,965)	$(28,615)	$—	$(188,580)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$895,049	$19,884	$—	$(58,834)	$856,099	$19,884	$—	$—
Voya Floating Rate Fund - Class P	1,611,575	32,209	—	19,896	1,663,680	32,209	—	—
Voya High Yield Bond Fund - Class P	31,783,502	1,858,292	(499,263)	202,895	33,345,426	968,105	7,537	—
Voya Short Term Bond Fund - Class R6	4,628,482	291,829	—	(9,536)	4,910,775	47,742	—	—
	$38,918,608	$2,202,214	$(499,263)	$154,421	$40,775,980	$1,067,940	$7,537	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 90,830	MXN 1,820,970	Barclays Bank PLC	07/23/21	$(278)
USD 38,503	CZK 807,548	BNP Paribas	08/06/21	962
USD 32,089	HUF 9,282,257	BNP Paribas	08/06/21	782
USD 43,066	COP 160,078,860	Citibank N.A.	07/23/21	456
USD 90,444	CNY 581,089	Citibank N.A.	08/06/21	811
USD 187	ILS 607	Citibank N.A.	08/06/21	1
USD 12,770	PEN 47,308	Credit Suisse International	07/23/21	460
USD 12,770	PEN 47,308	Credit Suisse International	07/23/21	460
USD 70,248	BRL 373,929	Goldman Sachs International	07/23/21	(4,761)
USD 77,391	MYR 317,909	Goldman Sachs International	08/06/21	935
USD 843	PHP 40,551	HSBC Bank USA N.A.	08/06/21	14
USD 19,546	TRY 167,972	HSBC Bank USA N.A.	08/06/21	611
CLP 1,515,016	USD 2,120	JPMorgan Chase Bank N.A.	07/23/21	(58)
USD 23,758	RON 96,559	JPMorgan Chase Bank N.A.	08/06/21	548
USD 68,729	ZAR 950,629	Morgan Stanley Capital Services LLC	08/06/21	2,456
USD 77,451	PLN 288,089	Morgan Stanley Capital Services LLC	08/06/21	1,884
USD 71,606	RUB 5,209,214	Standard Chartered Bank	08/06/21	794
USD 76,075	THB 2,370,100	Standard Chartered Bank	08/06/21	2,134
USD 85,133	IDR 1,219,102,102	Standard Chartered Bank	08/06/21	1,772
				$9,983
At June 30, 2021, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	19	09/21/21	$2,517,500	$10,618
U.S. Treasury 2-Year Note	20	09/30/21	4,406,406	(6,319)
U.S. Treasury 5-Year Note	43	09/30/21	5,307,477	(14,153)
U.S. Treasury Long Bond	14	09/21/21	2,250,500	60,306
U.S. Treasury Ultra Long Bond	23	09/21/21	4,431,813	182,131
			$18,913,696	$232,583
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(64)	09/21/21	(9,421,000)	(139,493)
			$(9,421,000)	$(139,493)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0.733 USD	4,498,000	$33,564	$36,368
					$33,564	$36,368
At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0.751 USD	2,570,000	$17,872	$(22,807)
					$17,872	$(22,807)
At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.720%	3-month USD-LIBOR	09/24/21	USD 1,111,000	$9,687	$(711)
							$9,687	$(711)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$36,368
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	15,080
Interest rate contracts	Variation margin receivable on futures contracts**	253,055
Total Asset Derivatives		$304,503
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,097
Interest rate contracts	Variation margin payable on futures contracts**	159,965
Interest rate contracts	Written Options, at fair value	711
Foreign exchange contracts	Written Options, at fair value	22,807
Total Liability Derivatives		$188,580

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(15,901)	$—	$—	$(30,012)	$—	$(45,913)
Equity contracts	—	—	963,033	—	—	963,033
Foreign exchange contracts	(58,904)	(38,278)	—	—	35,388	(61,794)
Interest rate contracts	—	—	(420,869)	(82,623)	61,058	(442,434)
Total	$(74,805)	$(38,278)	$542,164	$(112,635)	$96,446	$412,892
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Written options	Total
Credit contracts	$5,883	$—	$—	$—	$5,883
Equity contracts	—	—	(128,586)	—	(128,586)
Foreign exchange contracts	20,267	46,517	—	(17,294)	49,490
Interest rate contracts	—	—	119,189	8,976	128,165
Total	$26,150	$46,517	$(9,397)	$(8,318)	$54,952

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$36,368	$36,368
Forward foreign currency contracts	—	1,744	1,268	920	935	625	548	4,340	4,700	15,080
Total Assets	$—	$1,744	$1,268	$920	$935	$625	$548	$4,340	$41,068	$51,448
Liabilities:
Forward foreign currency contracts	$278	$—	$—	$—	$4,761	$—	$58	$—	$—	$5,097
Written options	711	—	—	—	—	—	—	—	22,807	23,518
Total Liabilities	$989	$—	$—	$—	$4,761	$—	$58	$—	$22,807	$28,615
Net OTC derivative instruments by counterparty, at fair value	$(989)	$1,744	$1,268	$920	$(3,826)	$625	$490	$4,340	$18,261	22,833
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(989)	$1,744	$1,268	$920	$(3,826)	$625	$490	$4,340	$18,261	$22,833

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $344,251,639.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,488,746
Gross Unrealized Depreciation	(3,400,990)
Net Unrealized Appreciation	$62,087,756
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Australia: 3.1%
44,329	ASX Ltd.	$2,584,195	0.4
473,867	Aurizon Holdings Ltd.	1,319,887	0.2
49,439	Australia & New Zealand Banking Group Ltd.	1,043,556	0.2
111,940	BHP Group Ltd.	4,072,418	0.6
140,976	Brambles Ltd.	1,209,851	0.2
94,950	Goodman Group	1,502,651	0.2
623,266	Medibank Pvt Ltd.	1,477,656	0.2
46,883	Rio Tinto Ltd.	4,444,776	0.7
50,749	Wesfarmers Ltd.	2,249,862	0.4
		19,904,852	3.1

	Canada: 4.3%
64,679	BCE, Inc.	3,189,599	0.5
37,547	Canadian Imperial Bank of Commerce - XTSE	4,274,167	0.7
23,433	Canadian Natural Resources Ltd.	850,666	0.1
446	Constellation Software, Inc./Canada	675,480	0.1
32,065	National Bank Of Canada	2,399,702	0.4
54,646 (1)	Pembina Pipeline Corp.	1,736,452	0.3
61,588	Quebecor, Inc.	1,642,545	0.2
49,699	Royal Bank of Canada	5,035,251	0.8
170,892	TELUS Corp.	3,832,525	0.6
35,482	Waste Connections, Inc.	4,237,615	0.6
		27,874,002	4.3

	China: 0.5%
1,037,500	BOC Hong Kong Holdings Ltd.	3,516,411	0.5

	Denmark: 1.0%
334	AP Moller - Maersk A/S - Class B	961,556	0.2
35,412	Novozymes A/S	2,671,823	0.4
104,754	Tryg A/S	2,573,048	0.4
		6,206,427	1.0

	Finland: 1.1%
43,033	Kone Oyj	3,512,097	0.6
240,427	Nordea Bank Abp	2,677,375	0.4
20,814	Orion Oyj	894,884	0.1
		7,084,356	1.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: 2.2%
14,193	Air Liquide SA	$2,488,738	0.4
27,323	Cie de Saint-Gobain	1,803,200	0.3
2,755	Dassault Systemes SE	668,627	0.1
7,333 (1)	Iliad SA	1,074,417	0.2
14,613	Legrand S.A.	1,548,731	0.2
187,806	Orange SA	2,143,385	0.3
13,573	Schneider Electric SE	2,139,704	0.3
5,439	SEB SA	983,931	0.2
29,769 (1)	Vivendi SE	1,000,210	0.2
		13,850,943	2.2

	Germany: 2.6%
7,809	Deutsche Boerse AG	1,363,029	0.2
72,790	Deutsche Post AG	4,957,331	0.8
215,208	Deutsche Telekom AG	4,551,640	0.7
58,096	RWE AG	2,106,394	0.3
5,622	Siemens AG	892,652	0.1
21,099	Symrise AG	2,940,283	0.5
		16,811,329	2.6

	Hong Kong: 1.4%
191,000	CK Hutchison Holdings Ltd.	1,486,899	0.2
283,000	CLP Holdings Ltd.	2,796,846	0.5
43,700	Hong Kong Exchanges and Clearing Ltd.	2,601,451	0.4
303,500	Power Assets Holdings Ltd.	1,862,295	0.3
		8,747,491	1.4

	Ireland: 1.2%
20,292	CRH PLC	1,026,191	0.1
41,342	Medtronic PLC	5,131,783	0.8
31,974	Smurfit Kappa PLC	1,738,848	0.3
		7,896,822	1.2

	Israel: 0.3%
235,784 (2)	Bank Leumi Le-Israel BM	1,791,657	0.3

	Italy: 1.7%
5,977	DiaSorin SpA	1,130,939	0.2
81,178	ENI S.p.A.	989,683	0.2
112,340 (2)	FinecoBank Banca Fineco SpA	1,960,477	0.3
1,127,036	Intesa Sanpaolo SpA	3,117,757	0.5

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
101,648 (3)	Poste Italiane SpA	$1,345,365	0.2
279,498	Terna SPA	2,084,404	0.3
		10,628,625	1.7

	Japan: 7.7%
49,000	Dai Nippon Printing Co., Ltd.	1,036,911	0.2
898,400	ENEOS Holdings, Inc.	3,765,017	0.6
12,100	Hoya Corp.	1,600,471	0.3
31,500	Idemitsu Kosan Co., Ltd.	761,062	0.1
73,800 (1)	Japan Tobacco, Inc.	1,394,696	0.2
25,700	Lawson, Inc.	1,190,335	0.2
31,200	Lixil Corp.	807,374	0.1
16,400 (1)	McDonald’s Holdings Co. Japan Ltd.	722,693	0.1
289,300	Mitsubishi UFJ Financial Group, Inc.	1,558,245	0.2
5,600	Nintendo Co., Ltd.	3,240,569	0.5
92,500	Nippon Telegraph & Telephone Corp.	2,418,430	0.4
16,500	Nissan Chemical Corp.	806,521	0.1
8,200	Nitto Denko Corp.	610,658	0.1
90,200	Osaka Gas Co., Ltd.	1,683,033	0.3
9,000	Rohm Co., Ltd.	828,250	0.1
38,200	Secom Co., Ltd.	2,911,626	0.5
122,000	Sekisui House Ltd.	2,505,242	0.4
3,200	SMC Corp.	1,893,103	0.3
334,000	SoftBank Corp.	4,367,047	0.7
18,500	Sohgo Security Services Co., Ltd.	842,874	0.1
122,200	Sumitomo Chemical Co., Ltd.	649,477	0.1
80,200	Sumitomo Mitsui Financial Group, Inc.	2,764,652	0.4
97,800	Sumitomo Mitsui Trust Holdings, Inc.	3,119,841	0.5
115,300	T&D Holdings, Inc.	1,496,235	0.2
60,900	Tokyo Gas Co., Ltd.	1,148,676	0.2
50,700	Trend Micro, Inc.	2,654,830	0.4
10,200	Tsuruha Holdings, Inc.	1,187,129	0.2
39,500	Welcia Holdings Co. Ltd.	1,291,595	0.2
		49,256,592	7.7

	Netherlands: 0.7%
3,910	ASM International NV	1,289,621	0.2
79,746	Koninklijke Ahold Delhaize NV	2,374,796	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
14,186	Koninklijke Philips NV	$704,109	0.1
		4,368,526	0.7

	New Zealand: 0.1%
228,547	Spark New Zealand Ltd.	767,160	0.1

	Norway: 0.1%
17,593	Yara International ASA	927,052	0.1

	Singapore: 0.3%
204,600	Singapore Exchange Ltd.	1,704,087	0.3

	Spain: 0.4%
108,504 (1)	Endesa S.A.	2,634,015	0.4

	Sweden: 0.3%
202,349	Swedish Match AB	1,725,658	0.3

	Switzerland: 1.4%
877	Geberit AG - Reg	658,777	0.1
37,647	Holcim Ltd.	2,262,890	0.4
2,060	Roche Holding AG	776,287	0.1
3,704	Sonova Holding AG - Reg	1,395,129	0.2
9,347	Zurich Insurance Group AG	3,754,367	0.6
		8,847,450	1.4

	United Kingdom: 4.4%
125,500	3i Group PLC	2,036,720	0.3
82,385	British American Tobacco PLC	3,198,641	0.5
322,636	Direct Line Insurance Group PLC	1,272,544	0.2
208,241	GlaxoSmithKline PLC	4,093,824	0.6
37,350	Hikma Pharmaceuticals PLC	1,263,993	0.2
105,486	Imperial Brands PLC	2,274,564	0.3
20,458	Janus Henderson Group PLC	793,975	0.1
8,424	London Stock Exchange Group PLC	930,939	0.1
29,814	Reckitt Benckiser Group PLC	2,634,070	0.4
244,140	Sage Group PLC/The	2,312,550	0.4
73,067	Segro PLC	1,106,107	0.2
87,838	Standard Chartered PLC	560,564	0.1
83,059	United Utilities Group PLC	1,121,063	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
1,876,250	Vodafone Group PLC	$3,144,647	0.5
7,704	Willis Towers Watson PLC	1,772,074	0.3
		28,516,275	4.4

	United States: 63.5%
69,419	AbbVie, Inc.	7,819,356	1.2
35,190	Aflac, Inc.	1,888,295	0.3
25,554	Agilent Technologies, Inc.	3,777,137	0.6
4,328	Alexandria Real Estate Equities, Inc.	787,436	0.1
22,430	Allison Transmission Holdings, Inc.	891,368	0.1
7,885	Allstate Corp.	1,028,519	0.2
24,394	Ally Financial, Inc.	1,215,797	0.2
108,941	Altria Group, Inc.	5,194,307	0.8
44,956	Amdocs Ltd.	3,477,796	0.5
33,263	American Homes 4 Rent	1,292,268	0.2
5,947	American Tower Corp.	1,606,523	0.2
25,946	American Water Works Co., Inc.	3,999,057	0.6
5,759	Ameriprise Financial, Inc.	1,433,300	0.2
4,693	Ametek, Inc.	626,515	0.1
20,800	Amgen, Inc.	5,070,000	0.8
342,945	Antero Midstream Corp.	3,563,199	0.6
4,572	Anthem, Inc.	1,745,590	0.3
10,172	AO Smith Corp.	732,994	0.1
16,339	Aptargroup, Inc.	2,301,185	0.4
28,465	Avnet, Inc.	1,140,877	0.2
7,362	Bank of Hawaii Corp.	620,028	0.1
55,325	Bank OZK	2,332,502	0.4
15,163	Becton Dickinson & Co.	3,687,490	0.6
6,791	Blackrock, Inc.	5,941,921	0.9
52,584	Blackstone Group, Inc./The	5,108,010	0.8
40,025	Booz Allen Hamilton Holding Corp.	3,409,329	0.5
97,302	Bristol-Myers Squibb Co.	6,501,720	1.0
14,975	Brookfield Renewable Corp.	629,153	0.1
5,977	Carlisle Cos., Inc.	1,143,878	0.2
3,602	Chemed Corp.	1,709,149	0.3
13,263	Chevron Corp.	1,389,167	0.2
12,892	Church & Dwight Co., Inc.	1,098,656	0.2
4,092	Cigna Corp.	970,090	0.1
159,186	Cisco Systems, Inc.	8,436,858	1.3
31,314	Citigroup, Inc.	2,215,465	0.3
59,404	Colgate-Palmolive Co.	4,832,515	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
33,853	Commerce Bancshares, Inc.	$2,524,080	0.4
41,288	ConocoPhillips	2,514,439	0.4
27,673	Coresite Realty Corp.	3,724,786	0.6
61,985	Corporate Office Properties Trust SBI MD	1,734,960	0.3
3,167	Deere & Co.	1,117,033	0.2
14,791	Dollar General Corp.	3,200,624	0.5
18,585	DTE Energy Co.	2,408,616	0.4
18,473	Duke Energy Corp.	1,823,655	0.3
23,844	Duke Realty Corp.	1,129,013	0.2
26,600	Electronic Arts, Inc.	3,825,878	0.6
7,653	Emerson Electric Co.	736,525	0.1
31,995	Entergy Corp.	3,189,901	0.5
3,141	Equinix, Inc.	2,520,967	0.4
424,127	Equitrans Midstream Corp.	3,609,321	0.6
5,978	Everest Re Group Ltd.	1,506,516	0.2
61,214	Evergy, Inc.	3,699,162	0.6
17,312	Exelon Corp.	767,095	0.1
7,625	FedEx Corp.	2,274,766	0.4
32,725	First American Financial Corp.	2,040,404	0.3
20,608	First Industrial Realty Trust, Inc.	1,076,356	0.2
119,694	Flowers Foods, Inc.	2,896,595	0.5
14,550	FMC Corp.	1,574,310	0.2
42,568	Gaming and Leisure Properties, Inc.	1,972,175	0.3
14,861	Garmin Ltd.	2,149,495	0.3
61,214	General Mills, Inc.	3,729,769	0.6
13,861	Genpact Ltd.	629,705	0.1
93,079	Gentex Corp.	3,079,984	0.5
80,227	Gilead Sciences, Inc.	5,524,431	0.9
90,746	GrafTech International Ltd.	1,054,469	0.2
17,119	Hanover Insurance Group, Inc.	2,322,021	0.4
20,632	Hershey Co.	3,593,682	0.6
13,618	Honeywell International, Inc.	2,987,108	0.5
1,862	Humana, Inc.	824,345	0.1
61,673	International Paper Co.	3,781,172	0.6
8,189	Intuit, Inc.	4,014,002	0.6
62,252	Invitation Homes, Inc.	2,321,377	0.4
70,734	Johnson & Johnson	11,652,719	1.8
43,212	Johnson Controls International plc	2,965,640	0.5
40,192	JPMorgan Chase & Co.	6,251,464	1.0
21,766	Kimberly-Clark Corp.	2,911,855	0.5
142,602	Kinder Morgan, Inc.	2,599,634	0.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
66,711	Knight-Swift Transportation Holdings, Inc.	$3,032,682	0.5
18,317	Kroger Co.	701,724	0.1
50,504	Lazard Ltd.	2,285,306	0.4
15,715	Leidos Holdings, Inc.	1,588,786	0.2
17,226	Life Storage, Inc.	1,849,211	0.3
6,418	LPL Financial Holdings, Inc.	866,302	0.1
5,537	MarketAxess Holdings, Inc.	2,566,898	0.4
43,277	Masco Corp.	2,549,448	0.4
6,068	McDonald’s Corp.	1,401,647	0.2
18,174	McKesson Corp.	3,475,596	0.5
100,981	Merck & Co., Inc.	7,853,292	1.2
14,241	Microsoft Corp.	3,857,887	0.6
32,023	Mondelez International, Inc.	1,999,516	0.3
11,336	MSC Industrial Direct Co.	1,017,179	0.2
7,026	MSCI, Inc. - Class A	3,745,420	0.6
26,547	Nasdaq, Inc.	4,666,963	0.7
25,831	National Fuel Gas Co.	1,349,670	0.2
28,069	National Storage Affiliates Trust	1,419,169	0.2
3,561	NewMarket Corp.	1,146,571	0.2
99,818	NiSource, Inc.	2,445,541	0.4
90,882	Old Republic International Corp.	2,263,871	0.4
56,583	Omega Healthcare Investors, Inc.	2,053,397	0.3
25,013	Packaging Corp. of America	3,387,260	0.5
37,572	PepsiCo, Inc.	5,567,043	0.9
212,004	Pfizer, Inc.	8,302,077	1.3
58,058	Philip Morris International, Inc.	5,754,128	0.9
33,254	Phillips 66	2,853,858	0.4
12,966	Pinnacle West Capital Corp.	1,062,823	0.2
50,449	Procter & Gamble Co.	6,807,084	1.1
42,351	Progressive Corp.	4,159,292	0.6
17,019	Prosperity Bancshares, Inc.	1,221,964	0.2
38,629	Public Service Enterprise Group, Inc.	2,307,696	0.4
21,115	Qualcomm, Inc.	3,017,967	0.5
4,857	Regal Beloit Corp.	648,458	0.1
45,752	Regions Financial Corp.	923,275	0.1
37,898	Republic Services, Inc.	4,169,159	0.6
5,537	Rockwell Automation, Inc.	1,583,693	0.2
8,567	Roper Technologies, Inc.	4,028,203	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
30,674	Royal Gold, Inc.	$3,499,903	0.5
14,835	Ryder System, Inc.	1,102,686	0.2
9,652	S&P Global, Inc.	3,961,663	0.6
59,592	Service Corp. International	3,193,535	0.5
38,128	Silgan Holdings, Inc.	1,582,312	0.2
13,610	Stifel Financial Corp.	882,745	0.1
12,716	Sun Communities, Inc.	2,179,522	0.3
115,074	Switch, Inc.	2,429,212	0.4
34,144	Synchrony Financial	1,656,667	0.3
11,439	SYNNEX Corp.	1,392,813	0.2
25,314	T. Rowe Price Group, Inc.	5,011,413	0.8
27,594	Target Corp.	6,670,574	1.0
34,862	Texas Instruments, Inc.	6,703,963	1.0
6,921	Thermo Fisher Scientific, Inc.	3,491,437	0.5
41,624	Tradeweb Markets, Inc.	3,519,725	0.5
15,256	UMB Financial Corp.	1,419,723	0.2
120,758	Umpqua Holdings Corp.	2,227,985	0.3
7,531	United Parcel Service, Inc. - Class B	1,566,222	0.2
3,536	UnitedHealth Group, Inc.	1,415,956	0.2
41,443	US Bancorp	2,361,008	0.4
152,219	Verizon Communications, Inc.	8,528,831	1.3
36,374	Washington Federal, Inc.	1,155,966	0.2
32,776	Waste Management, Inc.	4,592,245	0.7
47,973	Wells Fargo & Co.	2,172,697	0.3
42,488	Werner Enterprises, Inc.	1,891,566	0.3
16,774	Weyerhaeuser Co.	577,361	0.1
171,674	Williams Cos., Inc.	4,557,945	0.7
27,850	World Fuel Services Corp.	883,681	0.1
19,023	Zoetis, Inc.	3,545,126	0.6
		407,982,037	63.5
	Total Common Stock (Cost $541,420,201)	631,041,767	98.3
EXCHANGE-TRADED FUNDS: 1.3%
34,911	iShares Russell 1000 Value ETF	5,537,583	0.9
51,034	iShares MSCI EAFE Value Index ETF	2,641,520	0.4
	Total Exchange-Traded Funds (Cost $8,425,489)	8,179,103	1.3
	Total Long-Term Investments (Cost $549,845,690)	639,220,870	99.6

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 1.4%
2,080,500	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,080,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,122,110, due 07/25/21-05/20/71)	$2,080,500	0.3
1,379,476	(4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,379,478, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,407,066, due 11/30/21-07/01/51)	1,379,476	0.2
1,317,905	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,317,907, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,344,265, due 05/01/24-04/20/71)	1,317,905	0.2
2,080,500	(4)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,080,505, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,122,116, due 02/28/27)	2,080,500	0.3
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,080,536	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,080,539, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,122,147, due 08/01/21-04/15/62)	$2,080,536	0.4
		Total Repurchase Agreements (Cost $8,938,917)	8,938,917	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
907,000	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $907,000)	907,000	0.1
		Total Short-Term Investments (Cost $9,845,917)	9,845,917	1.5
		Total Investments in Securities (Cost $559,691,607)	$649,066,787	101.1
		Liabilities in Excess of Other Assets	(6,971,137)	(1.1)
		Net Assets	$642,095,650	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	22.3%
Health Care	14.7
Industrials	12.1
Consumer Staples	9.7
Information Technology	6.8
Communication Services	6.8
Materials	6.5
Utilities	6.1
Energy	4.7
Real Estate	4.5
Consumer Discretionary	4.1
Exchange-Traded Funds	1.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$19,904,852	$—	$19,904,852
Canada	27,874,002	—	—	27,874,002
China	—	3,516,411	—	3,516,411
Denmark	—	6,206,427	—	6,206,427
Finland	—	7,084,356	—	7,084,356
France	—	13,850,943	—	13,850,943
Germany	—	16,811,329	—	16,811,329
Hong Kong	—	8,747,491	—	8,747,491
Ireland	5,131,783	2,765,039	—	7,896,822
Israel	—	1,791,657	—	1,791,657
Italy	—	10,628,625	—	10,628,625
Japan	—	49,256,592	—	49,256,592
Netherlands	—	4,368,526	—	4,368,526
New Zealand	—	767,160	—	767,160
Norway	—	927,052	—	927,052
Singapore	—	1,704,087	—	1,704,087
Spain	—	2,634,015	—	2,634,015
Sweden	—	1,725,658	—	1,725,658
Switzerland	—	8,847,450	—	8,847,450
United Kingdom	2,566,049	25,950,226	—	28,516,275
United States	407,982,037	—	—	407,982,037
Total Common Stock	443,553,871	187,487,896	—	631,041,767
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Exchange-Traded Funds	8,179,103	—	—	8,179,103
Short-Term Investments	907,000	8,938,917	—	9,845,917
Total Investments, at fair value	$452,639,974	$196,426,813	$—	$649,066,787

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $560,347,529.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$97,064,576
Gross Unrealized Depreciation	(8,165,246)
Net Unrealized Appreciation	$88,899,330
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 60.6%
128,000,000	Deutsche Bank Repurchase Agreement dated 6/30/2021, 0.03%, due 7/1/2021, $128,000,107 to be received upon repurchase (Collateralized by $128,583,500, Various U.S. Govt. Agency Obligations, 0.00-1.625%, Market Value plus accrued interest $130,560,693 due 8/31/21-5/31/23),	$128,000,000	25.5
176,306,000	Deutsche Bank Repurchase Agreement dated 6/30/2021, 0.03%, due 7/1/2021, $176,306,147 to be received upon repurchase (Collateralized by $179,857,200, US Treasury Bill, 0.00%, Market Value plus accrued interest $179,832,135 due 9/9/2021-11/4/2021),	176,306,000	35.1
	Total U.S. Treasury Repurchase Agreement
	(Cost $304,306,000)	304,306,000	60.6
U.S. TREASURY DEBT: 23.3%
116,500,000 (1)	United States Treasury Bill, 0.060%, 12/30/2021	116,467,455	23.3
	Total U.S. Treasury Debt
	(Cost $116,467,455)	116,467,455	23.3
U.S. GOVERNMENT AGENCY DEBT: 24.2%
33,500,000	Federal Farm Credit Banks Funding Corp., 0.180%, (US0001M + 0.100%), 08/05/2021	33,505,051	6.7
6,500,000	Federal Home Loan Bank Discount Notes, 0.020%, 09/21/2021	6,499,778	1.3
6,500,000	Federal Home Loan Bank Discount Notes, 0.050%, 09/15/2021	6,499,314	1.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
6,005,000	Federal Home Loan Banks, 0.070%, (US0003M + (0.080)%), 08/24/2021	$6,005,499	1.2
34,000,000	Federal Farm Credit Banks Funding Corp., 0.081%, (US0001M + 0.000%), 08/09/2021	34,002,445	6.8
35,000,000	Federal Home Loan Banks, 0.085%, (SOFRRATE + 0.035%), 12/10/2021	35,000,000	6.9
	Total U.S. Government Agency Debt
	(Cost $121,512,087)	121,512,087	24.2
	Total Investments in Securities (Cost $542,285,542)	$542,285,542	108.1
	Liabilities in Excess of Other Assets	(40,486,350)	(8.1)
	Net Assets	$501,799,192	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

Reference Rate Abbreviations:
SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
U.S. Treasury Repurchase Agreement	60.6%
U.S. Government Agency Debt	24.2
U.S. Treasury Debt	23.3
Liabilities in Excess of Other Assets	(8.1)
Net Assets	100.0%
Portfolio holdings are subject to change daily.
3-month LIBOR
At June 30, 2021, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$121,512,087	$—	$121,512,087
U.S. Treasury Debt	—	116,467,455	—	116,467,455
U.S. Treasury Repurchase Agreement	—	304,306,000	—	304,306,000
Total Investments, at fair value	$—	$542,285,542	$—	$542,285,542

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30,2021:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$304,306,000	$(304,306,000)	$—
Totals	$304,306,000	$(304,306,000)	$—

(1)
Collateral with a fair value of $310,392,828 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Communication Services: 15.8%
594,397	Activision Blizzard, Inc.	$56,729,250	1.6
71,039 (1)	Alphabet, Inc. - Class A	173,462,320	4.9
1,899,072	AT&T, Inc.	54,655,292	1.6
366,332 (1)	Facebook, Inc. Class A	127,377,300	3.6
1,148,533	Fox Corp. - Class A	42,645,030	1.2
995,866	Interpublic Group of Cos., Inc.	32,355,686	0.9
408,412 (1)	Walt Disney Co.	71,786,577	2.0
		559,011,455	15.8

	Consumer Discretionary: 7.8%
435,127 (1)	Caesars Entertainment, Inc.	45,144,426	1.3
366,506 (1)	Expedia Group, Inc.	60,000,697	1.7
1,609,096	Gap, Inc.	54,146,081	1.5
460,272	Nike, Inc. - Class B	71,107,421	2.0
546,647 (1)	Royal Caribbean Cruises Ltd.	46,618,056	1.3
		277,016,681	7.8

	Consumer Staples: 7.5%
1,354,361	Coca-Cola Co.	73,284,474	2.1
200,258	Constellation Brands, Inc.	46,838,344	1.3
861,758	Philip Morris International, Inc.	85,408,835	2.4
434,385	Walmart, Inc.	61,256,973	1.7
		266,788,626	7.5

	Energy: 3.4%
350,461	Chevron Corp.	36,707,285	1.0
676,846	ConocoPhillips	41,219,921	1.2
220,456	Diamondback Energy, Inc.	20,698,614	0.6
292,871	Valero Energy Corp.	22,867,368	0.6
		121,493,188	3.4

	Financials: 12.2%
923,986 (2)	Apollo Global Management, Inc.	57,471,929	1.6
311,294	Assurant, Inc.	48,617,897	1.4
1,680,205	Bank of America Corp.	69,274,852	1.9
981,171	Bank of New York Mellon Corp.	50,265,391	1.4
307,269	Chubb Ltd.	48,837,335	1.4
849,502	Citigroup, Inc.	60,102,267	1.7
894,114	Synchrony Financial	43,382,411	1.2
977,823	US Bancorp	55,706,576	1.6
		433,658,658	12.2

	Health Care: 13.8%
542,116	Alcon, Inc.	38,089,070	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
15,540 (1)	Biogen, Inc.	$5,381,036	0.1
613,965	Bristol-Myers Squibb Co.	41,025,141	1.2
363,568	Eli Lilly & Co.	83,446,127	2.3
421,126	Johnson & Johnson	69,376,297	2.0
126,500	McKesson Corp.	24,191,860	0.7
570,391	Medtronic PLC	70,802,635	2.0
77,118	Thermo Fisher Scientific, Inc.	38,903,718	1.1
169,094	UnitedHealth Group, Inc.	67,712,001	1.9
310,946	Zimmer Biomet Holdings, Inc.	50,006,336	1.4
		488,934,221	13.8

	Industrials: 7.5%
763,071 (1)	Howmet Aerospace, Inc.	26,303,057	0.7
257,618	L3Harris Technologies, Inc.	55,684,131	1.6
830,975	nVent Electric PLC	25,959,659	0.7
156,083	Old Dominion Freight Line	39,613,865	1.1
812,315	Raytheon Technologies Corp.	69,298,593	2.0
157,591 (1)	United Rentals, Inc.	50,273,105	1.4
		267,132,410	7.5

	Information Technology: 23.9%
271,407	CDW Corp.	47,401,232	1.3
576,583	Dolby Laboratories, Inc.	56,672,343	1.6
802,776 (1)	Fiserv, Inc.	85,808,727	2.4
213,467	Intuit, Inc.	104,635,119	3.0
488,877	Microchip Technology, Inc.	73,204,442	2.1
1,085,539	Microsoft Corp.	294,072,515	8.3
480,208	Motorola Solutions, Inc.	104,133,105	2.9
389,033	NXP Semiconductor NV - NXPI - US	80,031,869	2.3
		845,959,352	23.9

	Materials: 3.3%
94,478	Air Products & Chemicals, Inc.	27,179,431	0.8
562,651 (1)	Alcoa Corp.	20,728,063	0.6
660,585	CF Industries Holdings, Inc.	33,987,098	0.9
298,659	Eastman Chemical Co.	34,868,438	1.0
		116,763,030	3.3

	Real Estate: 2.3%
254,035	ProLogis, Inc.	30,364,804	0.9
244,196 (1)	Ryman Hospitality Properties	19,281,716	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
663,349	UDR, Inc.	$32,490,834	0.9
		82,137,354	2.3
	Utilities: 2.3%
335,213	Ameren Corp.	26,830,449	0.7
199,360	Entergy Corp.	19,876,192	0.6
802,136	Exelon Corp.	35,542,646	1.0
		82,249,287	2.3
	Total Common Stock (Cost $2,676,587,070)	$3,541,144,262	99.8

OTHER (3): —%
	Utilities: —%
10,000,000 (4)(5)	Southern Energy (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,676,587,070)	3,541,144,262	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.7%
1,301,446 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,301,449, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,327,475, due 01/01/25-04/01/51)	1,301,446	0.0
6,249,900 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $6,249,909, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $6,374,898, due 07/25/21-05/20/71)	6,249,900	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,673,995 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,674,004, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $3,747,484, due 07/01/21- 11/15/50)	$3,673,995	0.1
2,130,413 (6)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,130,418, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,173,021, due 08/01/21-06/01/51)	2,130,413	0.1
2,706,687 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,706,691, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,760,825, due 05/01/24-04/20/71)	2,706,687	0.1
2,688,109 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,688,113, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,741,871, due 08/01/21-04/15/62)	2,688,109	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,341,932 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $4,341,945, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,429,244, due 07/15/23-02/15/48)	$4,341,932	0.1
1,753,965 (6)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,753,970, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,789,044, due 12/01/21-05/20/71)	1,753,965	0.0
	Total Repurchase Agreements (Cost $24,846,447)	24,846,447	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
12,039,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	12,039,000	0.4
718,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	718,000	0.0
570,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	570,000	0.0
	Total Mutual Funds (Cost $13,327,000)	13,327,000	0.4
Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Short-Term Investments (Cost $38,173,447)	$38,173,447	1.1
Total Investments in Securities (Cost $2,714,760,517)	$3,579,317,709	100.9
Liabilities in Excess of Other Assets	(32,754,046)	(0.9)
Net Assets	$3,546,563,663	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversification as of June 30, 2021 (as a percentage of net assets)
Information Technology	23.9%
Communication Services	15.8%
Health Care	13.8%
Financials	12.2%
Consumer Discretionary	7.8%
Industrials	7.5%
Consumer Staples	7.5%
Energy	3.4%
Materials	3.3%
Utilities	2.3%
Real Estate	2.3%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
(7)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$3,541,144,262	$—	$—	$3,541,144,262
Other	—	—	—	—
Short-Term Investments	13,327,000	24,846,447	—	38,173,447
Total Investments, at fair value	$3,554,471,262	$24,846,447	$—	$3,579,317,709

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,740,576,105.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$874,170,514
Gross Unrealized Depreciation	(35,428,910)
Net Unrealized Appreciation	$838,741,604
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.1%
	Basic Materials: 0.5%
445,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$450,490	0.0
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,348,403	0.1
476,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	583,284	0.0
1,338,000	Dow Chemical Co/The, 2.100%, 11/15/2030	1,322,800	0.0
2,148,000	Dow Chemical Co/The, 4.250%, 10/01/2034	2,489,845	0.1
500,000	Dow Chemical Co/The, 4.625%, 10/01/2044	615,289	0.0
1,659,000 (1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	1,633,336	0.1
2,445,000	Mosaic Co/The, 5.450%, 11/15/2033	3,069,912	0.1
702,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	755,286	0.0
561,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	644,242	0.0
747,000	Newmont Corp., 2.250%, 10/01/2030	745,631	0.0
345,000	Nutrien Ltd., 2.950%, 05/13/2030	364,364	0.0
1,333,000	PPG Industries, Inc., 1.200%, 03/15/2026	1,330,718	0.1
1,147,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	1,145,787	0.0
250,000	Teck Resources Ltd., 6.125%, 10/01/2035	322,419	0.0
		16,821,806	0.5
	Communications: 2.6%
6,026,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,559,571	0.2
725,000	Amazon.com, Inc., 2.100%, 05/12/2031	737,667	0.0
2,340,000	Amazon.com, Inc., 2.875%, 05/12/2041	2,417,254	0.1
813,000	Amazon.com, Inc., 3.100%, 05/12/2051	855,117	0.0
1,664,000	Amazon.com, Inc., 3.250%, 05/12/2061	1,756,581	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
889,000	AT&T, Inc., 1.650%, 02/01/2028	$882,955	0.0
2,080,000	AT&T, Inc., 1.700%, 03/25/2026	2,102,351	0.1
2,329,000	AT&T, Inc., 2.250%, 02/01/2032	2,288,364	0.1
801,000 (1)	AT&T, Inc., 2.550%, 12/01/2033	794,364	0.0
1,520,000	AT&T, Inc., 3.100%, 02/01/2043	1,492,392	0.1
4,606,000 (1)	AT&T, Inc., 3.550%, 09/15/2055	4,628,150	0.1
2,948,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	2,994,045	0.1
616,000	AT&T, Inc., 4.300%, 02/15/2030	712,551	0.0
820,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	806,820	0.0
829,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	846,523	0.0
750,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	776,566	0.0
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,833,891	0.1
1,250,000	Comcast Corp., 2.650%, 02/01/2030	1,316,994	0.1
2,279,000	Comcast Corp., 3.999%, 11/01/2049	2,688,668	0.1
3,655,000	Comcast Corp., 4.000%, 03/01/2048	4,293,425	0.1
1,225,000	Comcast Corp., 4.600%, 10/15/2038	1,520,897	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
765,000	Corning, Inc., 5.450%, 11/15/2079	$1,073,427	0.0
860,000 (1)	Deutsche Telekom AG, 3.625%, 01/21/2050	910,434	0.0
3,500,000	Discovery Communications LLC, 5.200%, 09/20/2047	4,357,226	0.1
1,000,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,008,815	0.0
738,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	740,169	0.0
651,000 (1)	NBN Co. Ltd., 2.625%, 05/05/2031	667,685	0.0
2,630,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,722,029	0.1
3,754,000	Time Warner Cable LLC, 5.875%, 11/15/2040	4,870,044	0.2
527,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	536,452	0.0
735,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	734,706	0.0
1,995,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	2,033,603	0.1
818,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	905,841	0.0
462,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	518,018	0.0
3,317,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	3,898,885	0.1
806,000	VeriSign, Inc., 2.700%, 06/15/2031	819,847	0.0
899,000	Verizon Communications, Inc., 2.650%, 11/20/2040	866,744	0.0
1,413,000	Verizon Communications, Inc., 2.875%, 11/20/2050	1,345,633	0.1
542,000	Verizon Communications, Inc., 2.987%, 10/30/2056	510,373	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
779,000	Verizon Communications, Inc., 3.400%, 03/22/2041	$825,068	0.0
3,375,000	Verizon Communications, Inc., 3.700%, 03/22/2061	3,620,476	0.1
2,000,000	Verizon Communications, Inc., 3.850%, 11/01/2042	2,275,011	0.1
240,000	Verizon Communications, Inc., 4.000%, 03/22/2050	276,332	0.0
208,000	Verizon Communications, Inc., 4.500%, 08/10/2033	248,857	0.0
2,750,000	Verizon Communications, Inc., 4.812%, 03/15/2039	3,488,493	0.1
1,950,000	Verizon Communications, Inc., 4.862%, 08/21/2046	2,527,209	0.1
1,510,000	ViacomCBS, Inc., 5.500%, 05/15/2033	1,919,288	0.1
500,000	Vodafone Group PLC, 4.375%, 02/19/2043	584,923	0.0
880,000	Vodafone Group PLC, 5.125%, 06/19/2059	1,152,805	0.0
539,000	Walt Disney Co/The, 2.000%, 09/01/2029	545,343	0.0
		89,288,882	2.6
	Consumer, Cyclical: 1.1%
747,507 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	829,016	0.0
41,974	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	43,532	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,251,607	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	$2,302,390	0.1
334,880	American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	338,992	0.0
727,903	American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	722,081	0.0
48,583	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	49,533	0.0
528,080 (1)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	570,345	0.0
23,766	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	25,171	0.0
1,875,000 (1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,942,423	0.1
648,574	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	659,043	0.0
515,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	553,673	0.0
793,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	882,265	0.0
1,400,000	General Motors Co., 5.400%, 04/01/2048	1,786,490	0.1
935,000	General Motors Co., 6.125%, 10/01/2025	1,107,507	0.0
1,000,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,076,425	0.0
1,893,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	2,130,068	0.1
1,004,000	General Motors Financial Co., Inc., 5.200%, 03/20/2023	1,081,370	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
873,000 (1)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	$934,637	0.0
1,652,000	Hasbro, Inc., 3.000%, 11/19/2024	1,758,745	0.1
1,607,000 (1)	Hyundai Capital America, 2.000%, 06/15/2028	1,595,959	0.1
1,155,000	Lowe’s Cos, Inc., 1.700%, 10/15/2030	1,108,195	0.1
550,000	McDonald’s Corp., 3.500%, 07/01/2027	610,064	0.0
222,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	244,699	0.0
2,225,000 (1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	2,514,321	0.1
2,250,000	Toyota Motor Credit Corp., 2.150%, 02/13/2030	2,310,606	0.1
956,663	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,017,595	0.0
135,576	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	143,654	0.0
583,173	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	616,081	0.0
1,832,836	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	1,936,376	0.1
3,828,791	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,919,860	0.1
62,809	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	69,823	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
824,705	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	$863,195	0.0
		35,744,134	1.1
	Consumer, Non-cyclical: 4.6%
114,000	Abbott Laboratories, 4.900%, 11/30/2046	156,328	0.0
5,000,000	AbbVie, Inc., 2.300%, 11/21/2022	5,133,159	0.2
2,554,000	AbbVie, Inc., 2.600%, 11/21/2024	2,694,110	0.1
1,970,000	AbbVie, Inc., 2.900%, 11/06/2022	2,035,957	0.1
1,441,000	AbbVie, Inc., 2.950%, 11/21/2026	1,550,017	0.1
732,000	AbbVie, Inc., 4.050%, 11/21/2039	851,352	0.0
2,250,000	AbbVie, Inc., 4.300%, 05/14/2036	2,676,464	0.1
1,964,000	AbbVie, Inc., 4.400%, 11/06/2042	2,387,974	0.1
1,037,000	AbbVie, Inc., 4.500%, 05/14/2035	1,250,678	0.0
522,000	AbbVie, Inc., 4.550%, 03/15/2035	634,566	0.0
1,700,000	AbbVie, Inc., 4.625%, 10/01/2042	2,105,362	0.1
2,403,000	Aetna, Inc., 4.500%, 05/15/2042	2,884,642	0.1
848,000	Altria Group, Inc., 2.450%, 02/04/2032	821,029	0.0
1,691,000	Altria Group, Inc., 3.700%, 02/04/2051	1,606,818	0.1
301,000	Altria Group, Inc., 4.800%, 02/14/2029	349,188	0.0
730,000	Altria Group, Inc., 5.800%, 02/14/2039	903,065	0.0
2,000,000	Altria Group, Inc., 5.950%, 02/14/2049	2,563,706	0.1
798,000	Amgen, Inc., 3.375%, 02/21/2050	844,136	0.0
2,462,000	Anheuser-Busch Cos LLC / Anheuser- Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	3,024,327	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
4,049,000	Anheuser-Busch Cos LLC / Anheuser- Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	$5,134,000	0.2
1,909,000	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,136,472	0.1
1,260,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,665,207	0.1
1,416,000	Anthem, Inc., 2.875%, 09/15/2029	1,504,443	0.0
1,000,000	Anthem, Inc., 3.500%, 08/15/2024	1,077,580	0.0
1,800,000	Anthem, Inc., 5.100%, 01/15/2044	2,378,158	0.1
869,000	Astrazeneca Finance LLC, 1.200%, 05/28/2026	867,065	0.0
862,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	862,563	0.0
965,000	Astrazeneca Finance LLC, 2.250%, 05/28/2031	980,970	0.0
924,000	AstraZeneca PLC, 1.375%, 08/06/2030	875,122	0.0
3,079,000	BAT Capital Corp., 2.259%, 03/25/2028	3,059,206	0.1
866,000	BAT Capital Corp., 2.726%, 03/25/2031	855,864	0.0
140,000	BAT Capital Corp., 3.215%, 09/06/2026	148,667	0.0
866,000	BAT Capital Corp., 3.734%, 09/25/2040	847,861	0.0
750,000	BAT Capital Corp., 4.390%, 08/15/2037	809,891	0.0
500,000	Becton Dickinson and Co., 3.363%, 06/06/2024	535,877	0.0
863,000 (2)	Bristol-Myers Squibb Co., 1.450%, 11/13/2030	834,019	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
863,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	$827,310	0.0
1,757,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,124,901	0.1
1,125,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	1,138,190	0.0
2,000,000 (1)	Cargill, Inc., 3.875%, 05/23/2049	2,362,107	0.1
2,195,000	Cigna Corp., 3.250%, 04/15/2025	2,367,464	0.1
2,161,000	Cigna Corp., 3.750%, 07/15/2023	2,302,036	0.1
3,000,000	Cigna Corp., 4.800%, 08/15/2038	3,740,586	0.1
485,000	Cigna Corp., 4.800%, 07/15/2046	617,533	0.0
935,000	Cigna Corp., 4.900%, 12/15/2048	1,206,399	0.0
1,666,000	Coca-Cola Co/The, 2.000%, 03/05/2031	1,683,943	0.1
1,443,000	Coca-Cola Co/The, 2.875%, 05/05/2041	1,501,917	0.0
798,000	CVS Health Corp., 2.700%, 08/21/2040	774,968	0.0
1,075,000	CVS Health Corp., 3.875%, 07/20/2025	1,187,328	0.0
1,886,000	CVS Health Corp., 4.125%, 04/01/2040	2,193,181	0.1
3,000,000	CVS Health Corp., 4.780%, 03/25/2038	3,696,243	0.1
3,500,000	CVS Health Corp., 5.050%, 03/25/2048	4,554,512	0.1
57,682	CVS Pass-Through Trust, 6.943%, 01/10/2030	70,192	0.0
650,000	Dentsply Sirona, Inc., 3.250%, 06/01/2030	695,968	0.0
345,000	Diageo Capital PLC, 2.125%, 04/29/2032	346,791	0.0
1,400,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	1,507,998	0.1
1,237,000 (1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	1,238,162	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
743,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	$743,395	0.0
557,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	604,095	0.0
566,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	693,656	0.0
1,676,000	Global Payments, Inc., 1.200%, 03/01/2026	1,661,340	0.1
1,000,000	Global Payments, Inc., 2.650%, 02/15/2025	1,054,477	0.0
3,000,000	Global Payments, Inc., 3.200%, 08/15/2029	3,215,443	0.1
1,166,000	HCA, Inc., 4.125%, 06/15/2029	1,313,956	0.0
1,604,000	HCA, Inc., 4.500%, 02/15/2027	1,814,498	0.1
407,000	HCA, Inc., 5.125%, 06/15/2039	509,769	0.0
772,000	HCA, Inc., 5.250%, 04/15/2025	883,931	0.0
500,000	HCA, Inc., 5.250%, 06/15/2049	638,567	0.0
1,932,000	Hormel Foods Corp., 3.050%, 06/03/2051	2,007,076	0.1
1,815,000	Humana, Inc., 3.125%, 08/15/2029	1,956,239	0.1
650,000	Illumina, Inc., 2.550%, 03/23/2031	660,464	0.0
2,113,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,168,468	0.1
796,000	Johnson & Johnson, 0.950%, 09/01/2027	781,875	0.0
969,000	Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	1,037,506	0.0
2,500,000 (1)	Mars, Inc., 4.125%, 04/01/2054	3,127,143	0.1
1,505,000	McKesson Corp., 0.900%, 12/03/2025	1,483,858	0.0
1,436,000	Medtronic, Inc., 4.375%, 03/15/2035	1,788,798	0.1
1,627,000	Mylan, Inc., 5.200%, 04/15/2048	2,012,390	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,891,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	$3,121,703	0.1
2,449,000	PerkinElmer, Inc., 3.300%, 09/15/2029	2,654,460	0.1
1,500,000	Philip Morris International, Inc., 3.875%, 08/21/2042	1,662,783	0.1
2,449,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	2,323,636	0.1
1,250,000	Reynolds American, Inc., 5.850%, 08/15/2045	1,532,963	0.1
624,000	Reynolds American, Inc., 6.150%, 09/15/2043	782,710	0.0
537,000 (1)	Royalty Pharma PLC, 1.200%, 09/02/2025	532,581	0.0
796,000 (1)	Royalty Pharma PLC, 1.750%, 09/02/2027	784,007	0.0
1,673,000 (1)	Royalty Pharma PLC, 3.300%, 09/02/2040	1,687,812	0.1
687,000 (1)	Royalty Pharma PLC, 3.550%, 09/02/2050	685,026	0.0
650,000	Smith & Nephew PLC, 2.032%, 10/14/2030	636,589	0.0
581,000	STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	592,367	0.0
914,000	STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	972,398	0.0
200,000	Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	202,572	0.0
600,000	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	617,370	0.0
430,000	Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	476,987	0.0
830,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	835,161	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
862,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	$867,783	0.0
648,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	648,437	0.0
1,783,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	1,827,281	0.1
730,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	765,368	0.0
1,783,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	1,905,706	0.1
1,111,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,243,391	0.0
1,500,000 (1)	Viatris, Inc., 3.850%, 06/22/2040	1,597,416	0.1
981,000 (1)	Viatris, Inc., 4.000%, 06/22/2050	1,039,237	0.0
1,065,000 (1)	Viterra Finance BV, 2.000%, 04/21/2026	1,067,368	0.0
		156,403,628	4.6
	Energy: 2.7%
450,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	439,627	0.0
357,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	331,355	0.0
4,000,000	BP Capital Markets America, Inc., 3.224%, 04/14/2024	4,266,694	0.1
750,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	755,762	0.0
923,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	1,015,761	0.0
408,000	Burlington Resources LLC, 5.950%, 10/15/2036	564,611	0.0
205,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	287,315	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,665,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	$1,820,307	0.1
117,000	Chevron USA, Inc., 3.250%, 10/15/2029	129,705	0.0
4,243,000	Cimarex Energy Co., 3.900%, 05/15/2027	4,681,945	0.2
1,334,000 (1)(2)	ConocoPhillips, 2.400%, 02/15/2031	1,366,671	0.1
647,000 (1)	ConocoPhillips, 3.750%, 10/01/2027	727,787	0.0
1,652,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	1,745,996	0.1
831,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	862,108	0.0
1,160,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	1,244,327	0.0
3,000,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,214,272	0.1
665,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	750,741	0.0
979,000 (2)(3)	Enbridge, Inc., 5.750%, 07/15/2080	1,094,033	0.0
1,067,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,145,785	0.0
582,000	Energy Transfer L.P., 4.250%, 04/01/2024	627,921	0.0
275,000	Energy Transfer L.P., 4.900%, 03/15/2035	318,887	0.0
1,625,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,879,597	0.1
2,000,000	Energy Transfer L.P., 5.300%, 04/15/2047	2,343,694	0.1
845,000	Energy Transfer L.P., 5.350%, 05/15/2045	982,803	0.0
490,000	Energy Transfer L.P., 5.800%, 06/15/2038	610,947	0.0
1,385,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,511,581	0.1
589,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	658,162	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
283,000	Enterprise Products Operating LLC, 4.200%, 01/31/2050	$326,975	0.0
2,400,000 (3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,356,715	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	900,183	0.0
1,394,000	Exxon Mobil Corp., 2.726%, 03/01/2023	1,443,825	0.1
755,000	Exxon Mobil Corp., 4.227%, 03/19/2040	902,437	0.0
1,732,000 (1)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	1,756,808	0.1
79,000	Halliburton Co., 3.500%, 08/01/2023	83,324	0.0
66,000	Halliburton Co., 3.800%, 11/15/2025	73,004	0.0
2,676,000	Hess Corp., 5.600%, 02/15/2041	3,345,008	0.1
1,000,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,100,074	0.0
920,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,157,105	0.0
786,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	1,019,219	0.0
647,000 (1)	Lundin Energy Finance BV, 2.000%, 07/15/2026	648,796	0.0
751,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	847,577	0.0
1,336,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	1,585,761	0.1
1,000,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	1,203,937	0.0
373,000	MPLX L.P., 4.700%, 04/15/2048	434,463	0.0
479,000	MPLX L.P., 5.200%, 03/01/2047	591,101	0.0
928,000	MPLX L.P., 5.200%, 12/01/2047	1,136,128	0.0
570,000	MPLX L.P., 5.500%, 02/15/2049	739,438	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
679,000 (1)	Northern Natural Gas Co., 3.400%, 10/16/2051	$698,712	0.0
718,000	ONEOK Partners L.P., 6.125%, 02/01/2041	926,859	0.0
908,000	ONEOK Partners L.P., 6.200%, 09/15/2043	1,198,798	0.0
770,000	ONEOK, Inc., 2.200%, 09/15/2025	792,424	0.0
510,000	Phillips 66, 0.900%, 02/15/2024	510,702	0.0
1,380,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	1,454,595	0.1
1,180,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	1,325,419	0.1
1,779,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,991,634	0.1
500,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	544,601	0.0
900,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,016,986	0.0
906,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	1,047,308	0.0
1,866,000 (1)	Santos Finance Ltd., 3.649%, 04/29/2031	1,912,241	0.1
500,000 (1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	538,462	0.0
1,500,000 (1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,524,197	0.1
4,500,000	Shell International Finance BV, 3.250%, 05/11/2025	4,886,262	0.2
1,320,000	Shell International Finance BV, 4.125%, 05/11/2035	1,572,529	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
616,000	Shell International Finance BV, 4.000%, 05/10/2046	$722,528	0.0
500,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	510,100	0.0
351,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	356,581	0.0
2,000,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	2,092,128	0.1
257,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	278,494	0.0
392,000	Valero Energy Corp., 2.850%, 04/15/2025	415,929	0.0
3,804,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	4,214,571	0.1
1,017,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	1,291,686	0.1
1,128,000	Williams Partners L.P., 3.600%, 03/15/2022	1,147,043	0.0
1,836,000	Williams Partners L.P., 3.750%, 06/15/2027	2,041,119	0.1
		92,042,180	2.7
	Financial: 9.5%
1,862,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	1,815,982	0.1
826,000	American Homes 4 Rent L.P., 2.375%, 07/08/2031	816,410	0.0
258,000	American Homes 4 Rent L.P., 2.375%, 07/08/2051	252,742	0.0
215,000	American International Group, Inc., 3.875%, 01/15/2035	243,984	0.0
1,248,000	American International Group, Inc., 3.900%, 04/01/2026	1,393,303	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
245,000	American International Group, Inc., 4.375%, 01/15/2055	$298,074	0.0
1,106,000	American International Group, Inc., 4.500%, 07/16/2044	1,344,349	0.0
773,000	American International Group, Inc., 4.800%, 07/10/2045	969,471	0.0
875,000 (1)	ANZ New Zealand Int’l Ltd./London, 1.250%, 06/22/2026	871,635	0.0
1,461,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	1,532,759	0.1
1,847,000	Assurant, Inc., 2.650%, 01/15/2032	1,845,966	0.1
1,334,000	Assurant, Inc., 3.700%, 02/22/2030	1,447,087	0.1
519,000 (1)	Athene Global Funding, 2.950%, 11/12/2026	553,326	0.0
452,000 (1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	473,733	0.0
808,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	867,061	0.0
863,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	976,253	0.0
599,000 (1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	597,028	0.0
1,804,000 (1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,786,047	0.1
391,000 (1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	402,836	0.0
800,000	Banco Santander SA, 1.849%, 03/25/2026	808,945	0.0
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	1,054,262	0.0
800,000	Banco Santander SA, 2.958%, 03/25/2031	824,877	0.0
2,000,000	Banco Santander SA, 3.125%, 02/23/2023	2,083,830	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,375,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	$3,374,381	0.1
1,955,000 (3)	Bank of America Corp., 1.197%, 10/24/2026	1,938,495	0.1
2,576,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	2,597,209	0.1
384,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	373,663	0.0
1,396,000 (3)	Bank of America Corp., 1.922%, 10/24/2031	1,361,879	0.0
225,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	232,084	0.0
1,852,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	1,868,792	0.1
220,000 (3)	Bank of America Corp., 2.496%, 02/13/2031	224,857	0.0
1,980,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	1,924,531	0.1
1,508,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	1,552,437	0.1
1,000,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	1,077,953	0.0
1,000,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	1,101,950	0.0
1,645,000	Bank of America Corp., 3.950%, 04/21/2025	1,806,599	0.1
435,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	490,880	0.0
1,355,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	1,584,250	0.1
323,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	386,744	0.0
3,641,000	Bank of America Corp., 4.183%, 11/25/2027	4,081,437	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
4,336,000	Bank of America Corp., 4.250%, 10/22/2026	$4,899,181	0.2
1,000,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	1,149,702	0.0
1,545,000	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,611,552	0.1
1,773,000 (1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	1,769,082	0.1
1,535,000 (1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,604,583	0.1
932,000 (3)	Barclays PLC, 3.564%, 09/23/2035	972,160	0.0
2,438,000 (3)	Barclays PLC, 3.932%, 05/07/2025	2,633,254	0.1
1,325,000 (3)	Barclays PLC, 4.610%, 02/15/2023	1,359,067	0.0
926,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	905,510	0.0
608,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	608,166	0.0
1,255,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	1,562,087	0.1
1,843,000 (1)(3)	BNP Paribas SA, 1.323%, 01/13/2027	1,822,016	0.1
455,000 (1)(3)	BNP Paribas SA, 2.588%, 08/12/2035	444,957	0.0
4,115,000 (1)(3)	BNP Paribas SA, 2.819%, 11/19/2025	4,331,032	0.1
1,294,000 (1)(3)	BNP Paribas SA, 2.871%, 04/19/2032	1,329,817	0.0
1,327,000 (1)(3)	BPCE SA, 2.277%, 01/20/2032	1,303,461	0.0
3,960,000 (1)	BPCE SA, 2.700%, 10/01/2029	4,140,812	0.1
955,000 (1)	BPCE SA, 5.700%, 10/22/2023	1,057,807	0.0
359,000	Camden Property Trust, 2.800%, 05/15/2030	381,050	0.0
910,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	950,973	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
424,000	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	$450,801	0.0
850,000	Capital One Financial Corp., 3.650%, 05/11/2027	944,559	0.0
1,379,000	CBRE Services, Inc., 2.500%, 04/01/2031	1,397,976	0.1
665,000	Charles Schwab Corp./The, 2.000%, 03/20/2028	682,735	0.0
1,358,000 (3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	1,504,392	0.1
1,035,000	CI Financial Corp., 4.100%, 06/15/2051	1,083,751	0.0
806,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	803,482	0.0
1,118,000 (3)	Citigroup, Inc., 1.678%, 05/15/2024	1,141,899	0.0
1,486,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	1,513,725	0.1
5,000,000 (3)	Citigroup, Inc., 2.876%, 07/24/2023	5,129,346	0.2
4,000,000	Citigroup, Inc., 5.500%, 09/13/2025	4,661,772	0.1
2,000,000 (1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,080,420	0.1
525,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	553,963	0.0
280,000	Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	301,896	0.0
1,013,000 (1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	1,013,760	0.0
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	822,846	0.0
1,358,000 (1)(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	1,341,843	0.0
752,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	787,446	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
5,500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	$6,145,700	0.2
1,235,000 (1)(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,259,792	0.0
6,000,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	6,642,300	0.2
3,000,000 (1)(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,098,920	0.1
750,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	780,635	0.0
589,000	Crown Castle International Corp., 1.050%, 07/15/2026	575,804	0.0
1,870,000 (1)(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,873,626	0.1
600,000 (1)	Danske Bank A/S, 5.000%, 01/12/2022	613,970	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	827,736	0.0
1,770,000 (3)	Discover Bank, 4.682%, 08/09/2028	1,881,448	0.1
609,000 (1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	600,381	0.0
500,000	ERP Operating L.P., 2.500%, 02/15/2030	518,178	0.0
1,925,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,989,907	0.1
525,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	630,127	0.0
1,668,000 (3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,664,015	0.1
1,608,000 (3)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	1,605,466	0.1
2,500,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,796,659	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	$1,340,727	0.0
449,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	654,831	0.0
1,265,000 (1)	Guardian Life Global Funding, 1.250%, 11/19/2027	1,235,110	0.0
733,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	1,002,886	0.0
1,355,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,358,631	0.0
985,000 (3)	HSBC Holdings PLC, 2.013%, 09/22/2028	988,960	0.0
1,331,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,397,663	0.0
1,497,000 (3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,676,916	0.1
3,307,000 (3)	HSBC Holdings PLC, 4.041%, 03/13/2028	3,669,776	0.1
1,250,000	HSBC Holdings PLC, 4.300%, 03/08/2026	1,410,943	0.1
1,673,000 (3)	HSBC Holdings PLC, 4.700%, 12/31/2199	1,739,920	0.1
365,000	HSBC Holdings PLC, 4.950%, 03/31/2030	440,936	0.0
3,439,000	ING Groep NV, 3.550%, 04/09/2024	3,706,448	0.1
1,059,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	1,011,301	0.0
396,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	391,605	0.0
2,030,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,033,291	0.1
1,184,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,165,177	0.0
1,621,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	1,575,550	0.1
2,071,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	2,089,291	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
381,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	$390,408	0.0
615,000 (3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	633,375	0.0
949,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	906,506	0.0
3,267,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	3,355,285	0.1
283,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	292,512	0.0
2,326,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	2,423,871	0.1
1,273,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	1,361,221	0.0
3,320,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	3,620,659	0.1
947,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,113,456	0.0
945,000 (3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	1,120,144	0.0
891,000	Kite Realty Group L.P., 4.000%, 10/01/2026	962,171	0.0
834,000 (1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	931,752	0.0
1,125,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,173,746	0.0
2,177,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,245,280	0.1
1,404,000 (1)	LSEGA Financing PLC, 2.500%, 04/06/2031	1,440,236	0.1
1,445,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	1,517,148	0.1
1,917,000	Main Street Capital Corp., 3.000%, 07/14/2026	1,971,617	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
684,000 (2)	Main Street Capital Corp., 5.200%, 05/01/2024	$744,779	0.0
750,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	780,843	0.0
350,000	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	372,955	0.0
5,870,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,086,891	0.2
315,000 (1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	344,595	0.0
1,919,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	1,933,417	0.1
2,074,000 (3)	Morgan Stanley, 1.794%, 02/13/2032	1,994,610	0.1
1,074,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	1,115,642	0.0
1,093,000 (3)	Morgan Stanley, 2.802%, 01/25/2052	1,073,892	0.0
1,035,000 (3)	Morgan Stanley, 3.622%, 04/01/2031	1,156,395	0.0
538,000	Morgan Stanley, 3.875%, 01/27/2026	601,711	0.0
1,080,000	Morgan Stanley, 3.950%, 04/23/2027	1,207,501	0.0
4,000,000	Morgan Stanley, 4.000%, 07/23/2025	4,452,440	0.1
1,000,000	Morgan Stanley, 5.500%, 07/28/2021	1,003,852	0.0
1,341,000 (1)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,303,307	0.0
1,575,000 (1)(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,708,277	0.1
1,004,000 (1)(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,128,007	0.0
890,000 (3)	Natwest Group PLC, 3.032%, 11/28/2035	892,537	0.0
336,000 (3)	Natwest Group PLC, 3.073%, 05/22/2028	354,808	0.0
3,858,000	Natwest Group PLC, 3.875%, 09/12/2023	4,122,449	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
398,000 (3)	Natwest Group PLC, 4.269%, 03/22/2025	$431,937	0.0
1,766,000 (3)	Natwest Group PLC, 4.519%, 06/25/2024	1,896,834	0.1
1,576,000 (1)	New York Life Global Funding, 2.875%, 04/10/2024	1,673,953	0.1
2,661,000 (1)(2)(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,933,952	0.1
1,611,000 (1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	1,614,112	0.1
174,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	191,865	0.0
1,079,000	Old Republic International Corp., 3.850%, 06/11/2051	1,150,991	0.0
5,000,000	ORIX Corp., 3.250%, 12/04/2024	5,392,922	0.2
1,990,000	Owl Rock Capital Corp., 4.250%, 01/15/2026	2,152,252	0.1
1,986,000 (1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	2,185,828	0.1
1,665,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	1,669,218	0.1
584,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	594,102	0.0
1,130,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,218,920	0.0
1,714,000 (2)	Public Storage, 0.875%, 02/15/2026	1,700,789	0.1
691,000	Regency Centers L.P., 3.700%, 06/15/2030	765,645	0.0
797,000	Retail Properties of America, Inc., 4.750%, 09/15/2030	884,848	0.0
760,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	831,469	0.0
600,000	Simon Property Group L.P., 1.750%, 02/01/2028	597,251	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,360,000 (1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	$1,346,958	0.0
2,131,000 (1)(3)	Societe Generale SA, 1.792%, 06/09/2027	2,128,321	0.1
1,070,000 (1)(2)(3)	Standard Chartered PLC, 1.456%, 01/14/2027	1,061,485	0.0
1,801,000 (1)(3)	Standard Chartered PLC, 3.265%, 02/18/2036	1,808,457	0.1
1,740,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	1,699,859	0.1
1,000,000	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	1,006,778	0.0
1,430,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,501,036	0.1
1,234,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,227,505	0.0
1,137,000 (1)(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	1,133,944	0.0
692,000	Travelers Cos, Inc./The, 3.050%, 06/08/2051	733,064	0.0
1,501,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	1,500,081	0.1
1,727,000 (3)	Truist Financial Corp., 1.887%, 06/07/2029	1,733,914	0.1
700,000 (3)	Truist Financial Corp., 5.100%, 12/31/2199	788,375	0.0
3,500,000	UBS AG/Stamford CT, 7.625%, 08/17/2022	3,766,096	0.1
2,470,000	UBS AG, 5.125%, 05/15/2024	2,728,362	0.1
791,000 (1)(3)	UBS Group AG, 1.008%, 07/30/2024	797,026	0.0
750,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	745,311	0.0
1,913,000 (1)(3)	UBS Group AG, 2.095%, 02/11/2032	1,875,802	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,112,000	Unum Group, 4.125%, 06/15/2051	$1,126,702	0.0
300,000 (1)	USAA Capital Corp., 2.125%, 05/01/2030	303,753	0.0
163,000	Ventas Realty L.P., 5.700%, 09/30/2043	216,452	0.0
2,118,000	VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	2,152,566	0.1
2,100,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,198,166	0.1
752,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	772,788	0.0
4,000,000	Wells Fargo & Co., 3.750%, 01/24/2024	4,303,236	0.1
3,000,000	Wells Fargo & Co., 4.125%, 08/15/2023	3,227,414	0.1
739,000	Wells Fargo & Co., 4.750%, 12/07/2046	937,093	0.0
465,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	638,278	0.0
2,195,000 (3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	2,202,408	0.1
6,600,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	6,649,939	0.2
1,610,000	Westpac Banking Corp., 2.150%, 06/03/2031	1,628,796	0.1
1,035,000	Westpac Banking Corp., 2.350%, 02/19/2025	1,089,158	0.0
1,553,000	Westpac Banking Corp., 2.963%, 11/16/2040	1,529,623	0.1
1,079,000	WP Carey, Inc., 2.400%, 02/01/2031	1,075,480	0.0
2,244,000	XLIT Ltd., 4.450%, 03/31/2025	2,520,094	0.1
1,668,000	XLIT Ltd., 5.500%, 03/31/2045	2,269,672	0.1
		320,834,783	9.5
	Industrial: 1.2%
527,000	Avnet, Inc., 3.000%, 05/15/2031	525,817	0.0
1,201,000 (1)	Berry Global, Inc., 0.950%, 02/15/2024	1,203,546	0.0
1,472,000 (1)	Berry Global, Inc., 1.650%, 01/15/2027	1,461,093	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,213,000	Boeing Co/The, 3.250%, 02/01/2028	$1,287,310	0.0
611,000	Boeing Co/The, 3.625%, 02/01/2031	657,801	0.0
220,000	Boeing Co/The, 3.850%, 11/01/2048	226,522	0.0
768,000	Boeing Co/The, 4.875%, 05/01/2025	860,918	0.0
531,000	Boeing Co/The, 5.805%, 05/01/2050	716,235	0.0
1,290,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,517,687	0.1
1,081,000	Carrier Global Corp., 2.722%, 02/15/2030	1,121,679	0.0
1,750,000	CSX Corp., 4.650%, 03/01/2068	2,295,681	0.1
646,000	FedEx Corp., 3.900%, 02/01/2035	742,718	0.0
874,000	FedEx Corp., 4.250%, 05/15/2030	1,018,498	0.0
1,250,000	FedEx Corp., 4.400%, 01/15/2047	1,497,618	0.1
1,450,000	General Dynamics Corp., 3.500%, 04/01/2027	1,610,334	0.1
602,000 (1)	GXO Logistics, Inc., 1.650%, 07/15/2026	599,718	0.0
602,000 (1)	GXO Logistics, Inc., 2.650%, 07/15/2031	597,918	0.0
2,171,000	Norfolk Southern Corp., 3.650%, 08/01/2025	2,383,992	0.1
503,000	Norfolk Southern Corp., 4.100%, 05/15/2121	553,226	0.0
278,000	Northrop Grumman Corp., 2.930%, 01/15/2025	296,524	0.0
1,295,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,283,613	0.0
1,661,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,673,537	0.1
2,365,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,516,698	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
118,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	$125,308	0.0
274,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	332,506	0.0
2,066,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	2,575,876	0.1
272,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	360,081	0.0
257,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	367,149	0.0
500,000	Republic Services, Inc., 1.750%, 02/15/2032	476,194	0.0
4,161,000 (2)	Teledyne Technologies, Inc., 1.600%, 04/01/2026	4,174,000	0.1
2,250,000 (1)	TTX Co., 3.600%, 01/15/2025	2,459,083	0.1
1,326,000	Union Pacific Corp., 3.550%, 05/20/2061	1,430,347	0.1
300,000	Waste Management, Inc., 1.500%, 03/15/2031	284,175	0.0
		39,233,402	1.2
	Technology: 1.7%
246,000	Analog Devices, Inc., 3.500%, 12/05/2026	273,251	0.0
1,691,000 (2)	Apple, Inc., 1.650%, 02/08/2031	1,666,328	0.1
1,695,000	Apple, Inc., 2.650%, 02/08/2051	1,660,509	0.1
2,647,000	Apple, Inc., 2.800%, 02/08/2061	2,585,683	0.1
2,765,000	Apple, Inc., 3.750%, 09/12/2047	3,273,267	0.1
1,165,000	Apple, Inc., 3.750%, 11/13/2047	1,366,935	0.1
2,000,000	Apple, Inc., 3.850%, 05/04/2043	2,381,383	0.1
844,000	Citrix Systems, Inc., 1.250%, 03/01/2026	834,061	0.0
1,000,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,201,069	0.0
1,170,000	Fiserv, Inc., 2.750%, 07/01/2024	1,234,741	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
3,203,000	Fiserv, Inc., 3.500%, 07/01/2029	$3,527,563	0.1
1,196,000 (1)	HP, Inc., 1.450%, 06/17/2026	1,188,542	0.0
1,840,000	HP, Inc., 4.050%, 09/15/2022	1,920,956	0.1
760,000	Intel Corp., 3.100%, 02/15/2060	778,896	0.0
3,201,000	Intel Corp., 3.250%, 11/15/2049	3,414,107	0.1
890,000	Intel Corp., 4.950%, 03/25/2060	1,259,734	0.0
4,132,000	International Business Machines Corp., 3.300%, 05/15/2026	4,548,234	0.1
1,716,000	International Business Machines Corp., 3.500%, 05/15/2029	1,921,968	0.1
900,000	Microchip Technology, Inc., 2.670%, 09/01/2023	937,862	0.0
4,000,000	Microsoft Corp., 2.921%, 03/17/2052	4,252,607	0.1
450,000	NetApp, Inc., 1.875%, 06/22/2025	462,999	0.0
2,289,000	NVIDIA Corp., 1.550%, 06/15/2028	2,281,915	0.1
2,248,000	NVIDIA Corp., 2.000%, 06/15/2031	2,253,363	0.1
255,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	278,721	0.0
998,000	Oracle Corp., 3.650%, 03/25/2041	1,059,897	0.0
209,000	Oracle Corp., 3.850%, 07/15/2036	230,239	0.0
828,000	Oracle Corp., 3.950%, 03/25/2051	904,840	0.0
2,500,000	Oracle Corp., 4.000%, 11/15/2047	2,731,790	0.1
1,539,000	salesforce.com, Inc., 1.950%, 07/15/2031	1,542,698	0.1
1,173,000	salesforce.com, Inc., 2.700%, 07/15/2041	1,182,305	0.0
802,000	salesforce.com, Inc., 2.900%, 07/15/2051	813,837	0.0
1,313,000	salesforce.com, Inc., 3.050%, 07/15/2061	1,338,034	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,000,000 (1)	TSMC Global Ltd., 0.750%, 09/28/2025	$979,056	0.0
1,060,000 (1)	TSMC Global Ltd., 1.000%, 09/28/2027	1,021,211	0.0
		57,308,601	1.7
	Utilities: 3.2%
1,198,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,312,459	0.0
1,068,000 (1)	AES Corp./The, 1.375%, 01/15/2026	1,058,031	0.0
1,576,000 (1)	AES Corp./The, 3.950%, 07/15/2030	1,728,305	0.1
2,500,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,213,853	0.1
3,219,000 (1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,296,466	0.1
947,000	Appalachian Power Co., 2.700%, 04/01/2031	980,048	0.0
200,000	Appalachian Power Co., 3.700%, 05/01/2050	221,239	0.0
323,000	Avangrid, Inc., 3.200%, 04/15/2025	347,155	0.0
1,120,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	1,132,123	0.0
1,470,000	Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,544,715	0.1
1,413,000 (2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	1,359,142	0.1
705,000	Black Hills Corp., 2.500%, 06/15/2030	718,835	0.0
1,045,000	Black Hills Corp., 3.050%, 10/15/2029	1,114,692	0.0
1,800,000	Black Hills Corp., 4.250%, 11/30/2023	1,935,221	0.1
487,000	Black Hills Corp., 4.350%, 05/01/2033	567,886	0.0
750,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	843,633	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,216,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	$1,238,557	0.0
600,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	670,125	0.0
631,000	Commonwealth Edison Co., 3.750%, 08/15/2047	732,377	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	567,238	0.0
491,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	623,450	0.0
2,155,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	2,295,075	0.1
499,000	DTE Electric Co., 1.900%, 04/01/2028	507,064	0.0
499,000	DTE Electric Co., 3.250%, 04/01/2051	542,157	0.0
1,069,000	DTE Energy Co., 1.050%, 06/01/2025	1,069,215	0.0
498,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	517,509	0.0
1,000,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	1,050,614	0.0
1,940,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,190,743	0.1
945,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,116,963	0.0
1,055,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	1,123,575	0.0
1,485,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,575,374	0.1
533,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	604,587	0.0
1,510,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,824,370	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
868,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	$854,503	0.0
1,241,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	1,179,698	0.0
1,626,000	Entergy Corp., 0.900%, 09/15/2025	1,605,770	0.1
1,333,000	Entergy Corp., 2.400%, 06/15/2031	1,331,972	0.0
747,000	Entergy Corp., 2.800%, 06/15/2030	778,882	0.0
816,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	896,072	0.0
1,944,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	2,063,511	0.1
1,233,000	Eversource Energy, 3.450%, 01/15/2050	1,302,087	0.0
270,000	Exelon Corp., 4.050%, 04/15/2030	307,835	0.0
410,000	Exelon Corp., 4.700%, 04/15/2050	519,067	0.0
2,558,000	FirstEnergy Corp., 3.350%, 07/15/2022	2,600,986	0.1
2,203,000	FirstEnergy Corp., 4.750%, 03/15/2023	2,326,202	0.1
1,505,000	Georgia Power Co., 2.200%, 09/15/2024	1,567,244	0.1
1,310,000	Georgia Power Co., 5.750%, 04/15/2023	1,419,422	0.1
656,000	Idaho Power Co., 4.200%, 03/01/2048	800,221	0.0
1,799,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	1,889,197	0.1
3,640,000	Interstate Power and Light Co., 3.250%, 12/01/2024	3,918,731	0.1
517,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	525,987	0.0
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,103,757	0.1
411,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	435,887	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,745,000	Mississippi Power Co., 4.250%, 03/15/2042	$3,249,794	0.1
266,000	Mississippi Power Co., 4.750%, 10/15/2041	309,280	0.0
830,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	916,132	0.0
231,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	253,374	0.0
1,830,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,890,462	0.1
1,507,000 (3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,578,211	0.1
863,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	873,655	0.0
462,000	NiSource, Inc., 3.600%, 05/01/2030	512,177	0.0
764,000	NiSource, Inc., 5.950%, 06/15/2041	1,074,410	0.0
842,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	892,653	0.0
2,495,000	ONE Gas, Inc., 1.100%, 03/11/2024	2,496,812	0.1
436,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	416,588	0.0
629,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	606,121	0.0
583,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	578,774	0.0
465,000	PECO Energy Co., 4.150%, 10/01/2044	566,081	0.0
349,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	360,684	0.0
1,315,000 (3)	Sempra Energy, 4.875%, 12/31/2199	1,430,062	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,643,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	$2,811,813	0.1
1,724,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,827,605	0.1
280,000	Southern California Edison Co., 2.400%, 02/01/2022	282,405	0.0
1,750,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,065,314	0.1
1,775,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,452,828	0.1
2,295,000 (3)	Southern Co/The, 3.750%, 09/15/2051	2,312,557	0.1
1,280,000 (3)	Southern Co/The, 4.000%, 01/15/2051	1,356,800	0.1
1,499,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	1,518,470	0.1
580,000	Tampa Electric Co., 4.350%, 05/15/2044	705,614	0.0
998,000	Union Electric Co., 3.900%, 09/15/2042	1,155,587	0.0
790,000	Washington Gas Light Co., 3.650%, 09/15/2049	889,089	0.0
1,683,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,645,631	0.1
861,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	864,473	0.0
		106,943,283	3.2
	Total Corporate Bonds/Notes
	(Cost $864,295,325)	914,620,699	27.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.7%
2,466,034 (1)(3)	Agate Bay Mortgage Trust 2015-6 B2, 3.626%, 09/25/2045	2,532,508	0.1
3,690,807	Alternative Loan Trust 2005-10CB 1A1, 0.592%, (US0001M + 0.500%), 05/25/2035	3,016,938	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,122,008	Alternative Loan Trust 2005-51 3A2A, 1.406%, (12MTA + 1.290%), 11/20/2035	$2,942,255	0.1
1,286,558	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,181,222	0.0
1,613,252	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,564,879	0.1
329,338 (4)	Alternative Loan Trust 2005-J3 2A2, 4.909%, (-1.000*US0001M + 5.000%), 05/25/2035	43,357	0.0
1,213,077	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	820,646	0.0
2,307,523	Alternative Loan Trust 2006-HY11 A1, 0.332%, (US0001M + 0.120%), 06/25/2036	2,239,808	0.1
1,742,538	Alternative Loan Trust 2007-23CB A3, 0.592%, (US0001M + 0.500%), 09/25/2037	755,549	0.0
105,144	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	101,105	0.0
604,150 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 2.725%, 01/25/2036	597,968	0.0
293,492 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.624%, 05/25/2035	300,823	0.0
1,018,891 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.115%, 11/25/2036	780,908	0.0
1,042,765 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.089%, 11/25/2036	701,137	0.0
5,592 (3)	Bear Stearns ARM Trust 2005-12 13A1, 3.259%, 02/25/2036	5,368	0.0
2,269,268	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.282%, (US0001M + 0.190%), 01/25/2037	2,117,582	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
106,841 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.227%, 01/26/2036	$90,513	0.0
1,898,538 (1)	Bellemeade Re 2020-4 M2A Ltd., 2.692%, (US0001M + 2.600%), 06/25/2030	1,900,492	0.1
271,118 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.877%, 12/25/2035	262,226	0.0
1,651,627 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.800%, 11/25/2034	1,671,718	0.1
26,290 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.665%, 02/20/2035	26,650	0.0
15,994	CHL Mortgage Pass-Through Trust 2005-2 2A3, 0.772%, (US0001M + 0.680%), 03/25/2035	15,006	0.0
1,471,107 (1)(3)	CIM Trust 2020-J1 B3, 3.470%, 07/25/2050	1,501,817	0.1
72,232	Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	74,571	0.0
584,209	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	585,202	0.0
982,193 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.234%, 09/25/2037	972,278	0.0
1,021,638 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,074,814	0.0
30,649 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.996%, 08/25/2035	31,762	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,523,330	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	$1,511,935	0.1
250,311	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	253,472	0.0
1,745,227 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.092%, (US0001M + 2.000%), 01/25/2040	1,754,713	0.1
853,483	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.592%, (US0001M + 0.500%), 11/25/2035	471,457	0.0
3,394,258	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.812%, (US0001M + 0.720%), 11/25/2035	3,355,782	0.1
143,961 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.506%, 07/19/2044	142,025	0.0
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.742%, (US0001M + 3.650%), 02/25/2040	827,496	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,162,427	0.0
12,933,639	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	15,045,397	0.5
1,244,671	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,320,970	0.0
21,166,651 (4)	Fannie Mae 2016-82 SD, 5.959%, (-1.000*US0001M + 6.050%), 11/25/2046	4,404,077	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,370,633	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	$2,468,435	0.1
6,123,522	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.342%, (US0001M + 4.250%), 04/25/2029	6,371,971	0.2
1,723,274	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.092%, (US0001M + 4.000%), 05/25/2025	1,761,020	0.1
50,550	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.092%, (US0001M + 4.000%), 05/25/2025	51,200	0.0
3,876,689	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.642%, (US0001M + 5.550%), 04/25/2028	4,109,066	0.1
218,340	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.442%, (US0001M + 4.350%), 05/25/2029	229,094	0.0
3,287,645	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.642%, (US0001M + 3.550%), 07/25/2029	3,416,398	0.1
4,900,043	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	5,082,110	0.2
4,996,449	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.942%, (US0001M + 2.850%), 11/25/2029	5,125,509	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,456,101	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.742%, (US0001M + 2.650%), 02/25/2030	$4,531,889	0.1
5,235,204	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.592%, (US0001M + 2.500%), 05/25/2030	5,304,344	0.2
2,931,090	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800%), 02/25/2030	3,000,109	0.1
2,325,917	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.242%, (US0001M + 2.150%), 10/25/2030	2,356,727	0.1
4,418,007	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.442%, (US0001M + 2.350%), 01/25/2031	4,475,880	0.1
3,162,237	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.092%, (US0001M + 2.000%), 03/25/2031	3,189,627	0.1
2,447,413	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.192%, (US0001M + 2.100%), 03/25/2031	2,478,391	0.1
886,836 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.542%, (US0001M + 2.450%), 07/25/2031	892,408	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,411,308 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.142%, (US0001M + 2.050%), 01/25/2040	$1,418,603	0.1
500,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.742%, (US0001M + 3.650%), 02/25/2040	518,954	0.0
1,567,421	Fannie Mae Connecticut Avenue Securities, 5.792%, (US0001M + 5.700%), 04/25/2028	1,662,910	0.1
352,602 (4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	50,421	0.0
321,003 (4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	44,101	0.0
4,443	Fannie Mae REMIC Trust 1994-77 FB, 1.592%, (US0001M + 1.500%), 04/25/2024	4,498	0.0
246,802	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	276,424	0.0
18,704	Fannie Mae REMIC Trust 2002-21 FC, 0.992%, (US0001M + 0.900%), 04/25/2032	18,935	0.0
618,917 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	129,514	0.0
43,712	Fannie Mae REMIC Trust 2004-11 A, 0.212%, (US0001M + 0.120%), 03/25/2034	43,564	0.0
336,350	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	389,786	0.0
197,925	Fannie Mae REMIC Trust 2005-74 DK, 23.634%, (-4.000*US0001M + 24.000%), 07/25/2035	302,099	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,499,269 (4)	Fannie Mae REMIC Trust 2005-92 SC, 6.589%, (-1.000*US0001M + 6.680%), 10/25/2035	$726,224	0.0
219,793	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	257,149	0.0
693,621	Fannie Mae REMIC Trust 2006-104 ES, 32.993%, (-5.000*US0001M + 33.450%), 11/25/2036	1,348,874	0.0
3,986,448 (4)	Fannie Mae REMIC Trust 2006-12 SD, 6.659%, (-1.000*US0001M + 6.750%), 10/25/2035	694,129	0.0
2,088,569 (4)	Fannie Mae REMIC Trust 2006-123 UI, 6.649%, (-1.000*US0001M + 6.740%), 01/25/2037	466,718	0.0
419,876 (4)	Fannie Mae REMIC Trust 2006-72 HS, 6.609%, (-1.000*US0001M + 6.700%), 08/25/2026	49,337	0.0
169,323	Fannie Mae REMIC Trust 2007-73 A1, 0.152%, (US0001M + 0.060%), 07/25/2037	166,405	0.0
338,048	Fannie Mae REMIC Trust 2008-20 SP, 15.271%, (-2.500*US0001M + 15.500%), 03/25/2038	463,406	0.0
1,639,446	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,836,856	0.1
5,863,540 (4)	Fannie Mae REMIC Trust 2010-102 SB, 6.509%, (-1.000*US0001M + 6.600%), 09/25/2040	1,419,841	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,846,127 (4)	Fannie Mae REMIC Trust 2010-116 SE, 6.509%, (-1.000*US0001M + 6.600%), 10/25/2040	$383,622	0.0
5,083,390 (4)	Fannie Mae REMIC Trust 2010-123 SL, 5.979%, (-1.000*US0001M + 6.070%), 11/25/2040	891,867	0.0
2,775,420 (4)	Fannie Mae REMIC Trust 2010-55 AS, 6.329%, (-1.000*US0001M + 6.420%), 06/25/2040	575,574	0.0
6,392,340	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	7,284,706	0.2
799,638	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	890,116	0.0
2,637,323 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	291,125	0.0
470,145 (4)	Fannie Mae REMIC Trust 2012-10 US, 6.359%, (-1.000*US0001M + 6.450%), 02/25/2042	93,120	0.0
533,640	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	543,053	0.0
6,887,933 (4)	Fannie Mae REMIC Trust 2012-113 SG, 6.009%, (-1.000*US0001M + 6.100%), 10/25/2042	1,407,407	0.0
4,788,855 (4)	Fannie Mae REMIC Trust 2012-122 SB, 6.059%, (-1.000*US0001M + 6.150%), 11/25/2042	1,025,754	0.0
2,200,942 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	173,617	0.0
1,338,239	Fannie Mae REMIC Trust 2012-131 BS, 5.289%, (-1.200*US0001M + 5.400%), 12/25/2042	1,346,277	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,796,474 (4)	Fannie Mae REMIC Trust 2012-137 SN, 6.009%, (-1.000*US0001M + 6.100%), 12/25/2042	$1,276,635	0.0
2,041,561 (4)	Fannie Mae REMIC Trust 2012-15 SP, 6.529%, (-1.000*US0001M + 6.620%), 06/25/2040	107,523	0.0
1,626,630 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	230,685	0.0
102,879	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	108,459	0.0
6,621,123 (4)	Fannie Mae REMIC Trust 2013-60 DS, 6.109%, (-1.000*US0001M + 6.200%), 06/25/2033	1,103,038	0.0
6,703,505 (4)	Fannie Mae REMIC Trust 2013-9 DS, 6.059%, (-1.000*US0001M + 6.150%), 02/25/2043	1,601,192	0.1
16,551,976 (4)	Fannie Mae REMIC Trust 2013-9 SA, 6.059%, (-1.000*US0001M + 6.150%), 03/25/2042	2,682,334	0.1
684,955 (4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	10,344	0.0
16,689,762 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	3,775,004	0.1
2,909,923 (4)	Fannie Mae REMICS 2005-66 SY, 6.609%, (-1.000*US0001M + 6.700%), 07/25/2035	619,241	0.0
5,055,499 (4)	Fannie Mae REMICS 2006-120 QD, 4.609%, (-1.000*US0001M + 4.700%), 10/25/2036	562,005	0.0
2,126,617 (4)	Fannie Mae REMICS 2006-59 XS, 7.109%, (-1.000*US0001M + 7.200%), 07/25/2036	474,623	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,499,606 (4)	Fannie Mae REMICS 2007-53 SX, 6.009%, (-1.000*US0001M + 6.100%), 06/25/2037	$543,687	0.0
3,829,462 (4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	905,647	0.0
13,493,852 (4)	Fannie Mae REMICS 2010-139 SA, 5.939%, (-1.000*US0001M + 6.030%), 12/25/2040	2,752,114	0.1
794,912	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	904,292	0.0
79,616	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	84,000	0.0
3,008,464 (4)	Fannie Mae REMICS 2011-149 ES, 5.909%, (-1.000*US0001M + 6.000%), 07/25/2041	342,774	0.0
11,646,300 (4)	Fannie Mae REMICS 2012-19 S, 5.859%, (-1.000*US0001M + 5.950%), 03/25/2042	2,242,826	0.1
22,910,489 (4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	4,205,486	0.1
8,311,851 (4)	Fannie Mae REMICS 2016-62 SC, 5.909%, (-1.000*US0001M + 6.000%), 09/25/2046	1,829,096	0.1
34,749,397 (4)	Fannie Mae REMICS 2016-88 CS, 5.959%, (-1.000*US0001M + 6.050%), 12/25/2046	6,994,915	0.2
9,597,792 (4)	Fannie Mae REMICS 2016-93 SL, 6.559%, (-1.000*US0001M + 6.650%), 12/25/2046	1,837,254	0.1
2,008,781	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	2,079,097	0.1
11,053,931 (4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	2,550,162	0.1
1,689,173	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,782,270	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,000,000	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	$6,466,906	0.2
313,986	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	330,517	0.0
5,294,907 (4)	Fannie Mae REMICS 2018-43 SE, 6.159%, (-1.000*US0001M + 6.250%), 09/25/2038	1,034,396	0.0
1,011,808	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	1,059,668	0.0
24,891,304 (4)	Fannie Mae REMICS 2019-17 SB, 6.009%, (-1.000*US0001M + 6.100%), 09/25/2038	4,396,237	0.1
9,334,778 (4)	Fannie Mae REMICS 2019-18 SA, 5.959%, (-1.000*US0001M + 6.050%), 05/25/2049	1,849,853	0.1
7,985,236 (4)	Fannie Mae REMICS 2019-25 PS, 5.959%, (-1.000*US0001M + 6.050%), 06/25/2049	1,575,415	0.1
31,216,904 (4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	4,198,043	0.1
152,949 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.933%, 03/25/2035	118,744	0.0
200,189 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.686%, 02/25/2036	188,102	0.0
24,501 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 2.861%, 08/25/2035	19,442	0.0
1,387,480 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 4.004%, 03/25/2048	1,409,376	0.1
1,479,979 (1)(3)	Flagstar Mortgage Trust 2018-1 B2, 4.004%, 03/25/2048	1,541,652	0.1
1,942,472 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 4.004%, 03/25/2048	2,008,066	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,681,562 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.114%, 04/25/2048	$1,703,655	0.1
3,901,201 (4)	Freddie Mac 2815 GS, 5.927%, (-1.000*US0001M + 6.000%), 03/15/2034	732,745	0.0
58	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	58	0.0
163,082	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	184,151	0.0
156,940	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	176,044	0.0
74,629	Freddie Mac REMIC Trust 2411 FJ, 0.423%, (US0001M + 0.350%), 12/15/2029	74,754	0.0
95,998	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	108,578	0.0
95,648	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	97,769	0.0
230,511	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	265,082	0.0
150,269	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	174,667	0.0
242,451 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	49,100	0.0
277,244	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	325,199	0.0
816,387	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	936,990	0.0
606,078	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	687,832	0.0
694,985	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	791,712	0.0
4,542,474 (4)	Freddie Mac REMIC Trust 3045 DI, 6.657%, (-1.000*US0001M + 6.730%), 10/15/2035	936,414	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,327,765 (4)	Freddie Mac REMIC Trust 3064 SP, 6.527%, (-1.000*US0001M + 6.600%), 03/15/2035	$69,709	0.0
290,601	Freddie Mac REMIC Trust 3065 DC, 19.641%, (-3.000*US0001M + 19.860%), 03/15/2035	400,947	0.0
499,615 (4)	Freddie Mac REMIC Trust 3102 IS, 24.299%, (-3.667*US0001M + 24.567%), 01/15/2036	294,293	0.0
2,364,240	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	2,714,357	0.1
1,354,788 (4)	Freddie Mac REMIC Trust 3170 SA, 6.527%, (-1.000*US0001M + 6.600%), 09/15/2033	273,446	0.0
715,249 (4)	Freddie Mac REMIC Trust 3171 PS, 6.412%, (-1.000*US0001M + 6.485%), 06/15/2036	120,437	0.0
1,097,916	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,275,482	0.0
277,235 (3)	Freddie Mac REMIC Trust 3524 LA, 5.332%, 03/15/2033	308,490	0.0
66,185	Freddie Mac REMIC Trust 3556 NT, 3.173%, (US0001M + 3.100%), 03/15/2038	67,317	0.0
5,177,887 (4)	Freddie Mac REMIC Trust 3589 SB, 6.127%, (-1.000*US0001M + 6.200%), 10/15/2039	1,059,407	0.0
771,619 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	102,004	0.0
5,104,965	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	5,907,397	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,790,281	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	$2,086,345	0.1
894,744	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,024,705	0.0
165,970 (4)	Freddie Mac REMIC Trust 3752 WS, 6.527%, (-1.000*US0001M + 6.600%), 12/15/2039	1,972	0.0
269,536 (4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	352	0.0
1,002,126	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	1,084,408	0.0
4,001,666 (4)	Freddie Mac REMIC Trust 3856 KS, 6.477%, (-1.000*US0001M + 6.550%), 05/15/2041	743,017	0.0
1,459,459	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,635,712	0.1
995,734 (4)	Freddie Mac REMIC Trust 3925 SD, 5.977%, (-1.000*US0001M + 6.050%), 07/15/2040	104,940	0.0
4,458,113 (4)	Freddie Mac REMIC Trust 3925 SL, 5.977%, (-1.000*US0001M + 6.050%), 01/15/2041	399,442	0.0
9,784,655 (4)	Freddie Mac REMIC Trust 3951 SN, 6.477%, (-1.000*US0001M + 6.550%), 11/15/2041	2,068,185	0.1
399,491 (4)	Freddie Mac REMIC Trust 3984 NS, 6.527%, (-1.000*US0001M + 6.600%), 01/15/2040	2,257	0.0
620,780	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	692,615	0.0
1,399,194	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,702,840	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
576,165 (4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	$20,043	0.0
2,216,133 (4)	Freddie Mac REMIC Trust 4094 YS, 6.627%, (-1.000*US0001M + 6.700%), 04/15/2040	158,977	0.0
5,797,729 (4)	Freddie Mac REMIC Trust 4102 MS, 6.527%, (-1.000*US0001M + 6.600%), 09/15/2042	1,287,444	0.0
631,719 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	91,001	0.0
4,142,008	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,447,244	0.1
28,953,458	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	32,158,487	1.0
6,613,304 (4)	Freddie Mac REMIC Trust 4313 SD, 6.077%, (-1.000*US0001M + 6.150%), 03/15/2044	1,245,551	0.0
10,186,482 (4)	Freddie Mac REMIC Trust 4313 SE, 6.077%, (-1.000*US0001M + 6.150%), 03/15/2044	2,020,327	0.1
1,036,318 (4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	49,748	0.0
1,074,351 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	173,751	0.0
7,791,373	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,766,873	0.3
3,640,085 (4)	Freddie Mac REMIC Trust 4346 ST, 6.127%, (-1.000*US0001M + 6.200%), 07/15/2039	458,891	0.0
12,039,243	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,676,879	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,146,187 (4)	Freddie Mac REMIC Trust 4386 LS, 6.027%, (-1.000*US0001M + 6.100%), 09/15/2044	$573,626	0.0
7,041,250 (4)	Freddie Mac REMICS 3284 CI, 6.047%, (-1.000*US0001M + 6.120%), 03/15/2037	1,413,650	0.1
3,077,484 (4)	Freddie Mac REMICS 3311 IC, 6.337%, (-1.000*US0001M + 6.410%), 05/15/2037	601,514	0.0
6,618,245 (4)	Freddie Mac REMICS 3510 IC, 6.007%, (-1.000*US0001M + 6.080%), 08/15/2037	1,298,956	0.0
3,272,461 (4)	Freddie Mac REMICS 3575 ST, 6.527%, (-1.000*US0001M + 6.600%), 04/15/2039	633,635	0.0
9,672,030 (4)	Freddie Mac REMICS 3702 SB, 4.427%, (-1.000*US0001M + 4.500%), 08/15/2040	1,377,811	0.0
3,711,649 (4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	836,083	0.0
10,104,396 (4)	Freddie Mac REMICS 4675 KS, 5.927%, (-1.000*US0001M + 6.000%), 04/15/2047	2,016,998	0.1
91,395	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	92,645	0.0
15,019,383	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,339,985	0.5
1,524,169	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,630,846	0.1
25,068,061 (4)	Freddie Mac REMICS 4901 BS, 6.009%, (-1.000*US0001M + 6.100%), 07/25/2049	4,791,131	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,685,755 (4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	$2,838,638	0.1
8,882,153	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,898,473	0.3
1,134,762 (1)	Freddie Mac STACR 2019-HQA3 M2, 1.942%, (US0001M + 1.850%), 09/25/2049	1,140,247	0.0
3,900,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.392%, (US0001M + 2.300%), 10/25/2048	3,939,774	0.1
6,417,151 (4)	Freddie Mac Strips Series 311 S1, 5.877%, (-1.000*US0001M + 5.950%), 08/15/2043	1,092,584	0.0
376,489	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.092%, (US0001M + 4.000%), 08/25/2024	384,403	0.0
1,113,152	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.992%, (US0001M + 3.900%), 12/25/2027	1,132,405	0.0
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.942%, (US0001M + 3.850%), 03/25/2029	518,575	0.0
836,454	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.642%, (US0001M + 3.550%), 08/25/2029	866,297	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
682,992	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.742%, (US0001M + 2.650%), 12/25/2029	$695,749	0.0
6,885,552	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.442%, (US0001M + 2.350%), 04/25/2030	7,047,828	0.2
5,105,758	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.892%, (US0001M + 1.800%), 07/25/2030	5,141,844	0.2
1,009,401	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.392%, (US0001M + 2.300%), 09/25/2030	1,025,070	0.0
300,206	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	357,353	0.0
318,764	Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.316%, (12MTA + 1.200%), 10/25/2044	327,594	0.0
22,794	Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375)%), 03/25/2024	23,010	0.0
505,310 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	88,425	0.0
12,157,366 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,312,163	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,167,893 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	$1,373,749	0.0
4,315,926 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	693,107	0.0
12,263,556 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	797,994	0.0
8,646,366 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	760,468	0.0
11,137,055 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	1,158,967	0.0
7,601,624 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	584,377	0.0
12,656,040 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	989,949	0.0
10,590,225 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	832,231	0.0
11,002,430 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	999,203	0.0
682,160 (1)(5)	GCAT 2020-NQM2 A2 Trust, 2.272% (Step Rate @ 3.272% on 07/25/2024), 04/25/2065	690,544	0.0
8,604,278 (4)	Ginnie Mae 2007-35 KY, 6.375%, (-1.000*US0001M + 6.450%), 06/16/2037	1,741,926	0.1
676,217	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	692,651	0.0
589,671	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	600,193	0.0
257,882	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	256,426	0.0
210,139	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	215,062	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,689,392 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	$1,861,945	0.1
619,474 (4)	Ginnie Mae Series 2005-7 AH, 6.695%, (-1.000*US0001M + 6.770%), 02/16/2035	115,631	0.0
300,800	Ginnie Mae Series 2007-8 SP, 21.746%, (-3.242*US0001M + 22.048%), 03/20/2037	484,668	0.0
1,766,841 (4)	Ginnie Mae Series 2008-35 SN, 6.307%, (-1.000*US0001M + 6.400%), 04/20/2038	294,675	0.0
921,652 (4)	Ginnie Mae Series 2008-40 PS, 6.425%, (-1.000*US0001M + 6.500%), 05/16/2038	170,981	0.0
7,221,845 (4)	Ginnie Mae Series 2009-106 SU, 6.107%, (-1.000*US0001M + 6.200%), 05/20/2037	1,366,010	0.0
2,396,182 (4)	Ginnie Mae Series 2009-25 KS, 6.107%, (-1.000*US0001M + 6.200%), 04/20/2039	485,845	0.0
1,164,327	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,313,660	0.0
1,346,554	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,508,273	0.1
12,265,394	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,255,425	0.4
1,577,697 (4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	157,972	0.0
1,551,011 (4)	Ginnie Mae Series 2010-116 NS, 6.575%, (-1.000*US0001M + 6.650%), 09/16/2040	273,853	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,525,050 (4)	Ginnie Mae Series 2010-116 SK, 6.527%, (-1.000*US0001M + 6.620%), 08/20/2040	$876,235	0.0
6,099,331 (4)	Ginnie Mae Series 2010-149 HS, 6.025%, (-1.000*US0001M + 6.100%), 05/16/2040	631,339	0.0
2,251,769 (4)	Ginnie Mae Series 2010-4 SP, 6.425%, (-1.000*US0001M + 6.500%), 01/16/2039	240,340	0.0
2,355,606	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	2,644,740	0.1
971,163 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	79,565	0.0
1,594,596 (4)	Ginnie Mae Series 2010-68 MS, 5.757%, (-1.000*US0001M + 5.850%), 06/20/2040	297,025	0.0
3,619,447 (4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	748,919	0.0
1,790,706 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	98,469	0.0
336,838 (4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	14,566	0.0
34,870	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	38,382	0.0
3,670,347 (4)	Ginnie Mae Series 2011-80 KS, 6.577%, (-1.000*US0001M + 6.670%), 06/20/2041	807,839	0.0
240,092 (4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	11,085	0.0
8,628,946 (4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,480,787	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,169,700 (4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	$1,501,604	0.1
7,103,743	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	7,481,614	0.2
6,428,003 (4)	Ginnie Mae Series 2014-3 SU, 5.957%, (-1.000*US0001M + 6.050%), 07/20/2039	1,157,062	0.0
8,062,730 (4)	Ginnie Mae Series 2014-55 MS, 6.125%, (-1.000*US0001M + 6.200%), 04/16/2044	1,636,576	0.1
7,233,046 (4)	Ginnie Mae Series 2014-56 SP, 6.125%, (-1.000*US0001M + 6.200%), 12/16/2039	1,037,309	0.0
7,322,939 (4)	Ginnie Mae Series 2014-58 CS, 5.525%, (-1.000*US0001M + 5.600%), 04/16/2044	1,240,538	0.0
9,522,633 (4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	2,054,443	0.1
3,610,075 (4)	Ginnie Mae Series 2014-99 S, 5.507%, (-1.000*US0001M + 5.600%), 06/20/2044	702,919	0.0
2,150,730	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	2,299,728	0.1
2,417,122	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	2,578,838	0.1
38,318,344 (4)	Ginnie Mae Series 2019-145 LS, 2.737%, (-1.000*US0001M + 2.830%), 11/20/2049	2,606,237	0.1
686,541 (1)(3)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/ 2049	690,551	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,134,157 (1)(3)	GS Mortgage- Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	$1,149,211	0.0
978,272 (1)(3)	GS Mortgage- Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	989,558	0.0
1,902	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,018	0.0
45,637	HarborView Mortgage Loan Trust 2005-2 2A1A, 0.533%, (US0001M + 0.440%), 05/19/2035	44,063	0.0
172,716	HomeBanc Mortgage Trust 2004-1 2A, 0.952%, (US0001M + 0.860%), 08/25/2029	170,472	0.0
2,506,628	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.512%, (US0001M + 0.420%), 04/25/2046	2,383,663	0.1
2,048,308	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.512%, (US0001M + 0.420%), 02/25/2046	1,651,251	0.1
5,355 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.453%, 02/25/2035	5,447	0.0
71,967 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.577%, 07/25/2035	73,733	0.0
886,051 (1)(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	900,484	0.0
4,286,250 (1)(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.928%, 11/25/2048	4,437,719	0.1
1,572,936 (1)(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.928%, 11/25/2048	1,624,683	0.1
1,019,562 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.803%, 12/25/2048	1,051,686	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,572,099 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.717%, 06/25/2048	$1,614,391	0.1
1,572,099 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.717%, 06/25/2048	1,610,341	0.1
1,942,005 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.717%, 06/25/2048	2,004,086	0.1
1,394,326 (1)(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.761%, 09/25/2048	1,445,951	0.1
1,256,908 (1)(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.755%, 10/25/2048	1,299,078	0.0
102,185 (1)(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	104,055	0.0
2,404,718 (1)(3)	JP Morgan Mortgage Trust 2019-7 B2A, 3.172%, 02/25/2050	2,424,482	0.1
1,934,380 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.485%, 03/25/2050	1,992,434	0.1
2,434,410 (1)(3)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.822%, 10/25/2049	2,565,505	0.1
289,984 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	292,803	0.0
1,961,766 (1)(3)	JP Morgan Mortgage Trust 2020-5 B1, 3.675%, 12/25/2050	2,055,455	0.1
865,621 (1)(3)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	874,875	0.0
2,329,553 (1)(3)	JP Morgan Mortgage Trust 2020-8 B1, 3.569%, 03/25/2051	2,427,312	0.1
1,424,490 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.569%, 03/25/2051	1,478,663	0.1
1,890,794 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.569%, 03/25/2051	1,950,938	0.1
705,481 (1)(3)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	712,262	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,299,183,145 (1)(4)(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	$893,233	0.0
7,070,150 (4)	Lehman Mortgage Trust 2006-9 2A5, 6.529%, (-1.000*US0001M + 6.620%), 01/25/2037	1,597,042	0.1
2,679,376	Lehman XS Trust Series 2005-5N 1A2, 0.452%, (US0001M + 0.360%), 11/25/2035	2,524,410	0.1
700,000 (1)	Mello Warehouse Securitization Trust 2021-1 C, 1.206%, (US0001M + 1.100%), 02/25/2055	702,424	0.0
60,329 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.024%, 05/25/2033	61,950	0.0
3,732	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.852%, (US0001M + 0.380%), 08/25/2035	3,739	0.0
22,278	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.592%, (US0001M + 0.250%), 11/25/2035	22,172	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.892%, (US0001M + 1.800%), 09/25/2035	2,002,742	0.1
1,402,237	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,085,570	0.0
1,488,914 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,595,205	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,262 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	$16,657	0.0
448,669	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	428,405	0.0
728,928 (1)(3)	PSMC 2020-3 A1 Trust, 3.000%, 11/25/2050	741,475	0.0
384,663 (1)	RBSSP Resecuritization Trust 2011-3 2A1, 0.342%, (US0001M + 0.250%), 02/26/2037	386,311	0.0
1,358	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,412	0.0
2,000,848	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	2,224,620	0.1
47,559	Sequoia Mortgage Trust 2003-4 2A1, 0.793%, (US0001M + 0.350%), 07/20/2033	47,574	0.0
23,252 (3)	Sequoia Mortgage Trust 2005-4 2A1, 2.647%, 04/20/2035	24,520	0.0
748,412 (1)(3)	Sequoia Mortgage Trust 2014-3 B3, 3.985%, 10/25/2044	765,080	0.0
798,749 (1)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.878%, 11/25/2044	820,161	0.0
805,903 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.768%, 05/25/2045	824,512	0.0
906,469 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.718%, 07/25/2045	934,920	0.0
2,772,414 (1)(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,820,891	0.1
379,971 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	385,369	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,671,013 (1)(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.487%, 02/25/2048	$4,845,158	0.2
361,755 (1)(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	369,700	0.0
2,049,872 (1)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.359%, 04/25/2050	2,021,567	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	709,004	0.0
42,516 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 2.925%, 08/25/2035	41,112	0.0
808,146 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 2.702%, 04/25/2035	773,541	0.0
171,619	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.593%, (US0001M + 0.250%), 07/19/2035	166,557	0.0
75,786	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.593%, (US0001M + 0.250%), 07/19/2035	76,907	0.0
228,287 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 2.756%, 10/25/2046	230,932	0.0
5,644	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.593%, (COF 11 + 1.250%), 02/27/2034	5,771	0.0
16,154	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.516%, (12MTA + 1.400%), 08/25/2042	15,920	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,350	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 0.732%, (US0001M + 0.640%), 01/25/2045	$25,234	0.0
527,661 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.514%, 10/25/2036	514,404	0.0
271,376	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 1.843%, (COF 11 + 1.500%), 07/25/2046	265,865	0.0
47,320,460 (3)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.765%, 08/25/2045	2,000,245	0.1
1,275,059	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.072%, (US0001M + 0.490%), 10/25/2045	1,266,614	0.0
547,576 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.066%, 10/25/2036	550,552	0.0
1,078,408 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.492%, 12/25/2036	1,030,344	0.0
1,815,594 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.076%, 08/25/2046	1,807,463	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,569,901 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.716%, 04/25/2037	$2,445,740	0.1
1,723,745 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.035%, 07/25/2037	1,735,459	0.1
2,054,376	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,971,333	0.1
184,130	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	184,570	0.0
1,507,008	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.192%, (US0001M + 0.100%), 12/25/2036	998,311	0.0
1,092,388	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.522%, (US0001M + 0.430%), 06/25/2037	873,581	0.0
90,470 (3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.130%, 05/25/2035	89,685	0.0
254,629 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.827%, 04/25/2036	249,894	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,476,057 (1)(3)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.398%, 12/25/2049	$1,511,731	0.1
790,351 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.760%, 08/20/2045	790,573	0.0
	Total Collateralized Mortgage Obligations
	(Cost $517,022,156)	527,823,766	15.7
MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	667,222	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	277,515	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	488,632	0.0
200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	261,143	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	468,922	0.0
	Total Municipal Bonds
	(Cost $1,500,000)	2,163,434	0.1
U.S. TREASURY OBLIGATIONS: 6.4%
	U.S. Treasury Bonds: 3.1%
17,000	1.250%, 05/15/2050	13,886	0.0
920,000	1.375%, 11/15/2040	826,778	0.0
77,000	1.625%, 11/15/2050	69,180	0.0
45,049,000 (2)	1.875%, 02/15/2051	43,007,717	1.3
59,448,000	2.250%, 05/15/2041	61,872,364	1.8
		105,789,925	3.1
	U.S. Treasury Notes: 3.3%
38,252,000	0.125%, 06/30/2023	38,161,600	1.1
25,000	0.125%, 10/15/2023	24,898	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
35,318,000	0.250%, 06/15/2024	$35,104,160	1.1
1,322,000	0.875%, 06/30/2026	1,321,432	0.0
773,500 (2)	1.125%, 02/15/2031	751,020	0.0
29,948,000	1.250%, 06/30/2028	29,997,133	0.9
6,326,000 (2)	1.625%, 05/15/2031	6,423,855	0.2
		111,784,098	3.3
	Total U.S. Treasury Obligations (Cost $213,055,736)	217,574,023	6.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.7%
	Federal Home Loan Mortgage Corporation: 2.9%(7)
50,361	1.974%, (US0012M + 1.345%), 09/01/2035	52,737	0.0
395,860	2.144%, (US0012M + 1.721%), 06/01/2035	419,593	0.0
3,037	2.375%, (H15T1Y + 2.250%), 04/01/2032	3,064	0.0
12,683	2.375%, (H15T1Y + 2.250%), 11/01/2035	13,326	0.0
1,944	2.375%, (H15T1Y + 2.250%), 03/01/2036	2,083	0.0
854	2.389%, (H15T1Y + 2.210%), 06/01/2024	854	0.0
5,760	2.404%, (H15T1Y + 2.250%), 11/01/2031	5,807	0.0
502,237	2.500%, 05/01/2030	527,413	0.0
967,455	2.500%, 05/01/2030	1,019,077	0.0
1,139,334	2.500%, 06/01/2030	1,200,118	0.1
122,213	2.657%, (H15T1Y + 2.462%), 01/01/2029	122,538	0.0
3,541,683	3.000%, 03/01/2045	3,776,431	0.1
2,760,609	3.000%, 03/01/2045	2,926,959	0.1
2,771,173	3.000%, 04/01/2045	2,949,973	0.1
2,886,961	3.000%, 04/01/2045	3,078,300	0.1
5,513,738	3.000%, 10/01/2046	5,842,810	0.2
6,713,168	3.000%, 10/01/2046	7,187,274	0.2
7,572,791	3.000%, 03/01/2048	8,019,961	0.3
1,027,459	3.500%, 08/01/2042	1,107,570	0.0
2,591,633	3.500%, 03/01/2045	2,783,176	0.1
518,690	3.500%, 04/01/2045	552,262	0.0
273,500	3.500%, 05/01/2045	288,629	0.0
1,131,036	3.500%, 05/01/2045	1,224,442	0.1
638,576	3.500%, 06/01/2045	689,478	0.0
532,546	3.500%, 07/01/2045	567,052	0.0
715,873	3.500%, 07/01/2045	772,452	0.0
688,824	3.500%, 08/01/2045	735,562	0.0
566,592	3.500%, 08/01/2045	609,121	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
435,073	3.500%, 08/01/2045	$461,239	0.0
737,669	3.500%, 08/01/2045	797,688	0.0
1,074,527	3.500%, 08/01/2045	1,163,118	0.0
271,555	3.500%, 09/01/2045	286,307	0.0
701,706	3.500%, 09/01/2045	750,085	0.0
1,668,001	3.500%, 09/01/2045	1,783,449	0.1
1,300,314	3.500%, 11/01/2045	1,405,635	0.1
5,328,336	3.500%, 12/01/2046	5,747,993	0.2
14,211,662	3.500%, 03/01/2048	15,402,274	0.5
1,059,539	4.000%, 10/01/2041	1,160,716	0.0
1,362,929	4.000%, 12/01/2041	1,492,974	0.1
251,209	4.000%, 07/01/2045	273,886	0.0
136,349	4.000%, 09/01/2045	147,635	0.0
1,580,487	4.000%, 09/01/2045	1,714,637	0.1
3,319,236	4.000%, 09/01/2045	3,614,944	0.1
2,006,012	4.000%, 09/01/2045	2,191,696	0.1
1,326,904	4.000%, 05/01/2047	1,428,738	0.1
440,531	4.000%, 11/01/2047	471,369	0.0
400,624	4.000%, 03/01/2048	428,183	0.0
1,239,430	4.000%, 06/01/2048	1,376,037	0.1
5,558	4.500%, 06/01/2039	6,185	0.0
16,777	4.500%, 09/01/2040	18,669	0.0
54,742	4.500%, 03/01/2041	60,399	0.0
304,925	4.500%, 08/01/2041	341,298	0.0
480,883	4.500%, 08/01/2041	531,163	0.0
168,559	4.500%, 09/01/2041	188,326	0.0
226,732	4.500%, 09/01/2041	252,695	0.0
1,065,953	4.500%, 09/01/2041	1,195,401	0.0
427,587	4.500%, 09/01/2041	477,420	0.0
21,961	5.000%, 05/01/2028	24,090	0.0
90,359	5.000%, 05/01/2035	101,828	0.0
249,308	5.000%, 01/01/2041	281,962	0.0
192,270	5.000%, 04/01/2041	217,439	0.0
496	5.500%, 11/01/2021	552	0.0
11,655	5.500%, 03/01/2023	12,982	0.0
3,283	5.500%, 05/01/2023	3,657	0.0
9,435	5.500%, 03/01/2034	10,912	0.0
3,063	5.500%, 05/01/2036	3,509	0.0
63,739	5.500%, 06/01/2036	73,935	0.0
7,164	5.500%, 12/01/2036	8,317	0.0
37,413	5.500%, 03/01/2037	43,495	0.0
10,626	5.500%, 04/01/2037	12,300	0.0
54,801	5.500%, 05/01/2037	63,775	0.0
96,390	5.500%, 07/01/2037	111,356	0.0
16,474	5.500%, 09/01/2037	18,390	0.0
10,260	5.500%, 10/01/2037	11,954	0.0
35,526	5.500%, 11/01/2037	41,375	0.0
28,777	5.500%, 12/01/2037	33,528	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
99,986	5.500%, 12/01/2037	$116,452	0.0
9,247	5.500%, 01/01/2038	10,770	0.0
7,624	5.500%, 01/01/2038	8,877	0.0
96,766	5.500%, 02/01/2038	112,742	0.0
72,394	5.500%, 02/01/2038	84,284	0.0
64,314	5.500%, 03/01/2038	74,907	0.0
86,049	5.500%, 04/01/2038	100,217	0.0
7,517	5.500%, 05/01/2038	8,758	0.0
49,726	5.500%, 05/01/2038	56,543	0.0
51,576	5.500%, 06/01/2038	59,957	0.0
190,038	5.500%, 06/01/2038	221,415	0.0
174,906	5.500%, 07/01/2038	203,705	0.0
34,531	5.500%, 08/01/2038	40,198	0.0
8,496	5.500%, 08/01/2038	9,773	0.0
39,278	5.500%, 09/01/2038	45,720	0.0
39,116	5.500%, 10/01/2038	45,561	0.0
34,401	5.500%, 10/01/2038	40,069	0.0
119,887	5.500%, 11/01/2038	139,603	0.0
3,668	5.500%, 11/01/2038	4,272	0.0
13,581	5.500%, 12/01/2038	15,731	0.0
9,267	5.500%, 12/01/2038	10,798	0.0
31,985	5.500%, 01/01/2039	37,234	0.0
64,514	5.500%, 03/01/2039	75,089	0.0
25,517	5.500%, 07/01/2039	29,666	0.0
16,723	5.500%, 12/01/2039	19,467	0.0
107,356	5.500%, 03/01/2040	125,035	0.0
76,019	5.500%, 08/01/2040	88,437	0.0
37,641	5.500%, 08/01/2040	43,791	0.0
37,757	5.500%, 08/01/2040	42,142	0.0
375,083	6.000%, 09/01/2027	420,723	0.0
5,230	6.000%, 02/01/2029	5,869	0.0
7,290	6.000%, 05/01/2035	8,479	0.0
287,019	6.000%, 03/01/2037	341,030	0.0
2,911	6.000%, 05/01/2037	3,459	0.0
32,510	6.000%, 07/01/2037	38,595	0.0
11,630	6.000%, 08/01/2037	13,683	0.0
42,852	6.000%, 08/01/2037	50,916	0.0
237,545	6.000%, 09/01/2037	281,889	0.0
654	6.000%, 10/01/2037	777	0.0
8,914	6.000%, 11/01/2037	10,505	0.0
1,993	6.000%, 12/01/2037	2,251	0.0
6,589	6.000%, 12/01/2037	7,805	0.0
292,788	6.000%, 01/01/2038	346,989	0.0
1,283	6.000%, 04/01/2038	1,517	0.0
7,641	6.000%, 06/01/2038	8,753	0.0
772	6.000%, 07/01/2038	908	0.0
28,966	6.000%, 08/01/2038	33,530	0.0
56,991	6.000%, 11/01/2038	67,139	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
12,477	6.000%, 05/01/2039	$14,398	0.0
10,449	6.000%, 08/01/2039	12,144	0.0
1,730	6.000%, 09/01/2039	1,944	0.0
736,049	6.500%, 09/01/2034	843,213	0.0
		97,111,306	2.9
	Federal National Mortgage Association: 0.0%(7)
49,529	1.328%, (12MTA + 1.200%), 08/01/2042	50,997	0.0
31,559	1.328%, (12MTA + 1.200%), 08/01/2042	32,426	0.0
21,829	1.328%, (12MTA + 1.200%), 10/01/2044	22,488	0.0
30,393	1.328%, (12MTA + 1.200%), 10/01/2044	31,054	0.0
72,019	1.589%, (US0001M + 1.422%), 02/01/2033	72,928	0.0
63,899	1.623%, (US0006M + 1.373%), 09/01/2035	64,522	0.0
74,214	1.869%, (US0012M + 1.480%), 04/01/2035	74,919	0.0
115,014	2.011%, (US0012M + 1.610%), 02/01/2034	119,038	0.0
20,933	2.050%, (US0012M + 1.675%), 02/01/2035	20,949	0.0
16,150	2.096%, (US0012M + 1.444%), 08/01/2035	16,338	0.0
352,616	2.098%, (H15T1Y + 1.711%), 08/01/2035	356,326	0.0
55,575	2.128%, (US0012M + 1.486%), 07/01/2035	56,254	0.0
143,869	2.158%, (US0012M + 1.661%), 10/01/2035	144,717	0.0
177,232	2.310%, (US0012M + 1.810%), 09/01/2034	187,892	0.0
97,502	2.326%, (H15T1Y + 2.175%), 10/01/2035	98,303	0.0
8,011	2.335%, (H15T1Y + 2.210%), 04/01/2032	8,011	0.0
1,890	2.374%, (H15T1Y + 2.215%), 09/01/2031	1,896	0.0
2,832	3.250%, (COF 11 + 1.251%), 05/01/2036	2,946	0.0
28,832	4.051%, (COF 11 + 1.926%), 12/01/2036	30,792	0.0
		1,392,796	0.0
	Government National Mortgage Association: 1.7%
28,861,000 (8)	2.000%, 08/01/2051	29,342,393	0.9
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
555,389	3.000%, 06/20/2050	$580,006	0.0
3,790,000 (8)	3.000%, 07/15/2051	3,954,702	0.1
3,306,640	3.500%, 07/20/2046	3,515,275	0.1
536,188	3.500%, 07/20/2047	568,411	0.0
7,672,305	3.500%, 12/20/2047	8,180,183	0.3
4,111,309	3.500%, 01/20/2048	4,384,845	0.2
563,229	4.000%, 11/20/2040	616,553	0.0
1,164,786	4.000%, 03/20/2046	1,259,479	0.1
853,613	4.500%, 08/20/2041	944,587	0.0
460,831	4.500%, 01/20/2047	504,961	0.0
6,405	5.000%, 11/15/2035	7,396	0.0
1,885	5.000%, 11/15/2035	2,125	0.0
16,553	5.000%, 11/15/2035	18,953	0.0
5,281	5.000%, 11/15/2035	5,962	0.0
35,525	5.000%, 06/15/2037	40,091	0.0
118,253	5.000%, 03/15/2038	136,921	0.0
35,417	5.000%, 03/15/2038	41,007	0.0
5,441	5.000%, 06/15/2038	6,195	0.0
367	5.000%, 07/15/2038	415	0.0
2,695	5.000%, 09/15/2038	3,120	0.0
12,756	5.000%, 11/15/2038	14,737	0.0
37,115	5.000%, 11/15/2038	42,986	0.0
63,640	5.000%, 12/15/2038	73,496	0.0
7,917	5.000%, 12/15/2038	8,935	0.0
811,623	5.000%, 12/15/2038	939,763	0.0
59,343	5.000%, 01/15/2039	68,713	0.0
95,695	5.000%, 01/15/2039	110,781	0.0
683,021	5.000%, 01/15/2039	785,301	0.0
90,421	5.000%, 02/15/2039	104,433	0.0
66,511	5.000%, 02/15/2039	77,012	0.0
27,879	5.000%, 02/15/2039	31,995	0.0
72,035	5.000%, 03/15/2039	83,451	0.0
129,890	5.000%, 03/15/2039	150,529	0.0
1,749	5.000%, 03/15/2039	2,025	0.0
69,097	5.000%, 03/15/2039	79,806	0.0
79,972	5.000%, 04/15/2039	92,483	0.0
124,403	5.000%, 05/15/2039	144,097	0.0
44,855	5.000%, 05/15/2039	51,807	0.0
414	5.000%, 05/15/2039	467	0.0
60,700	5.000%, 07/15/2039	70,306	0.0
54,782	5.000%, 09/15/2039	63,353	0.0
9,394	5.000%, 11/15/2039	10,883	0.0
1,605	5.000%, 04/15/2040	1,858	0.0
12,014	5.000%, 06/15/2040	13,876	0.0
22,849	5.000%, 09/15/2040	26,456	0.0
17,037	5.000%, 09/15/2040	19,210	0.0
59,168	5.000%, 10/15/2040	68,545	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
48,082	5.000%, 05/15/2042	$54,268	0.0
288,958	5.000%, 02/20/2043	326,585	0.0
8,064 (3)	5.500%, 03/20/2060	8,865	0.0
		57,640,602	1.7
	Uniform Mortgage-Backed Securities: 6.1%
21,652,000 (8)	2.000%, 08/15/2051	21,821,156	0.7
1,470,698	2.500%, 05/01/2030	1,546,958	0.1
3,222,111	2.500%, 06/01/2030	3,383,882	0.1
2,310,314	2.500%, 06/01/2030	2,426,294	0.1
1,350,213	2.500%, 07/01/2030	1,417,598	0.1
3,113,347	3.000%, 08/01/2030	3,296,845	0.1
1,624,197	3.000%, 09/01/2030	1,717,981	0.1
1,009,236	3.000%, 08/01/2043	1,080,726	0.1
1,906,924	3.000%, 09/01/2043	2,019,304	0.1
6,640,614	3.000%, 04/01/2045	7,070,516	0.2
4,338,092	3.000%, 08/01/2046	4,622,039	0.2
436,239	3.000%, 09/01/2046	459,366	0.0
6,074,642	3.000%, 01/01/2047	6,370,765	0.2
661,010	3.500%, 12/01/2041	712,526	0.0
527,577	3.500%, 08/01/2042	570,200	0.0
138,570	3.500%, 08/01/2042	149,337	0.0
484,430	3.500%, 10/01/2042	523,683	0.0
723,513	3.500%, 10/01/2042	779,912	0.0
297,200	3.500%, 03/01/2043	322,138	0.0
2,410,082	3.500%, 01/01/2046	2,593,349	0.1
4,261,351	3.500%, 02/01/2046	4,627,225	0.2
3,419,583	3.500%, 08/01/2046	3,713,217	0.1
18,663,289	3.500%, 08/01/2046	20,265,189	0.6
3,574,137	3.500%, 09/01/2047	3,785,989	0.1
9,035,883	3.500%, 07/01/2048	9,786,960	0.3
2,700,000 (8)	3.500%, 07/15/2051	2,842,225	0.1
22	4.000%, 07/01/2021	22	0.0
1,712,344	4.000%, 09/01/2026	1,820,055	0.1
3,652	4.000%, 05/01/2029	3,890	0.0
27,541	4.000%, 11/01/2030	29,616	0.0
15,075	4.000%, 02/01/2031	16,212	0.0
8,678	4.000%, 10/01/2031	9,458	0.0
5,634,293	4.000%, 12/01/2039	6,164,329	0.2
1,035,902	4.000%, 07/01/2042	1,139,657	0.1
2,718,809	4.000%, 07/01/2042	2,991,557	0.1
277,014	4.000%, 07/01/2042	304,806	0.0
168,090	4.000%, 08/01/2042	179,167	0.0
924,595	4.000%, 08/01/2042	1,017,018	0.1
2,046,492	4.000%, 08/01/2043	2,251,718	0.1
2,982,512	4.000%, 09/01/2043	3,284,127	0.1
228,681	4.000%, 10/01/2043	249,142	0.0
105,910	4.000%, 10/01/2043	115,438	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,314,646	4.000%, 01/01/2045	$5,927,065	0.2
530,120	4.000%, 06/01/2045	578,877	0.0
1,047,046	4.000%, 07/01/2045	1,156,815	0.1
2,586,407	4.000%, 07/01/2045	2,857,521	0.1
4,517,854	4.000%, 02/01/2046	4,943,351	0.2
1,024,856	4.000%, 06/01/2047	1,097,702	0.1
277,425	4.000%, 03/01/2048	296,394	0.0
763,888	4.000%, 03/01/2048	816,316	0.0
5,014,904	4.000%, 09/01/2048	5,403,754	0.2
28,800	4.500%, 10/01/2025	30,951	0.0
546,187	4.500%, 07/01/2026	576,661	0.0
415,870	4.500%, 04/01/2029	447,625	0.0
75,923	4.500%, 06/01/2029	81,700	0.0
6,203	4.500%, 06/01/2029	6,676	0.0
77,029	4.500%, 07/01/2029	82,909	0.0
1,850	4.500%, 10/01/2029	2,009	0.0
10,023	4.500%, 06/01/2030	10,879	0.0
327,431	4.500%, 10/01/2030	356,446	0.0
77,099	4.500%, 02/01/2031	83,937	0.0
56,538	4.500%, 05/01/2031	61,699	0.0
41,097	4.500%, 10/01/2033	45,249	0.0
19,820	4.500%, 01/01/2034	21,678	0.0
4,683	4.500%, 07/01/2034	5,153	0.0
20,303	4.500%, 09/01/2035	22,338	0.0
4,166	4.500%, 09/01/2035	4,609	0.0
36,597	4.500%, 11/01/2035	40,253	0.0
132,550	4.500%, 02/01/2036	142,700	0.0
82,979	4.500%, 01/01/2037	92,348	0.0
37,911	4.500%, 09/01/2037	41,737	0.0
1,937	4.500%, 02/01/2038	2,105	0.0
26,847	4.500%, 01/01/2039	29,957	0.0
31,970	4.500%, 02/01/2039	35,685	0.0
2,060	4.500%, 02/01/2039	2,219	0.0
41,444	4.500%, 04/01/2039	45,735	0.0
15,341	4.500%, 04/01/2039	17,117	0.0
74,945	4.500%, 04/01/2039	83,604	0.0
871,387	4.500%, 05/01/2039	969,234	0.0
70,786	4.500%, 05/01/2039	78,697	0.0
13,929	4.500%, 05/01/2039	15,545	0.0
4,576	4.500%, 05/01/2039	5,108	0.0
384	4.500%, 05/01/2039	428	0.0
84,386	4.500%, 05/01/2039	94,138	0.0
75,052	4.500%, 05/01/2039	82,859	0.0
111,123	4.500%, 06/01/2039	123,983	0.0
4,727	4.500%, 06/01/2039	5,276	0.0
17,521	4.500%, 07/01/2039	19,553	0.0
32,738	4.500%, 07/01/2039	35,912	0.0
59,435	4.500%, 07/01/2039	66,339	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
56,852	4.500%, 08/01/2039	$63,201	0.0
67,961	4.500%, 08/01/2039	75,047	0.0
221,425	4.500%, 08/01/2039	246,168	0.0
118,157	4.500%, 08/01/2039	131,370	0.0
190,620	4.500%, 09/01/2039	212,706	0.0
177,652	4.500%, 10/01/2039	197,884	0.0
11,241	4.500%, 11/01/2039	12,499	0.0
77,508	4.500%, 11/01/2039	85,424	0.0
7,283	4.500%, 12/01/2039	7,847	0.0
4,430	4.500%, 12/01/2039	4,892	0.0
3,589	4.500%, 01/01/2040	3,888	0.0
398,926	4.500%, 01/01/2040	440,317	0.0
182,340	4.500%, 02/01/2040	202,729	0.0
89,229	4.500%, 02/01/2040	99,564	0.0
56,800	4.500%, 04/01/2040	63,148	0.0
641,000	4.500%, 04/01/2040	707,706	0.0
209,200	4.500%, 05/01/2040	228,520	0.0
36,290	4.500%, 05/01/2040	39,313	0.0
38,623	4.500%, 06/01/2040	42,940	0.0
276,707	4.500%, 06/01/2040	307,599	0.0
126,621	4.500%, 06/01/2040	139,832	0.0
3,769	4.500%, 06/01/2040	4,204	0.0
69,871	4.500%, 06/01/2040	77,157	0.0
30,036	4.500%, 07/01/2040	33,162	0.0
88,729	4.500%, 07/01/2040	98,671	0.0
131,975	4.500%, 07/01/2040	147,269	0.0
113,081	4.500%, 08/01/2040	124,810	0.0
44,029	4.500%, 08/01/2040	48,896	0.0
2,291	4.500%, 08/01/2040	2,547	0.0
21,608	4.500%, 08/01/2040	24,029	0.0
79,266	4.500%, 08/01/2040	87,515	0.0
96,984	4.500%, 08/01/2040	107,824	0.0
7,015	4.500%, 08/01/2040	7,679	0.0
13,206	4.500%, 09/01/2040	14,206	0.0
20,493	4.500%, 09/01/2040	22,862	0.0
18,217	4.500%, 09/01/2040	20,117	0.0
104,238	4.500%, 09/01/2040	112,449	0.0
209,593	4.500%, 09/01/2040	233,814	0.0
28,900	4.500%, 09/01/2040	31,849	0.0
24,999	4.500%, 09/01/2040	27,892	0.0
33,455	4.500%, 10/01/2040	36,944	0.0
152,891	4.500%, 10/01/2040	170,629	0.0
181,830	4.500%, 10/01/2040	202,834	0.0
74,428	4.500%, 10/01/2040	82,029	0.0
49,435	4.500%, 10/01/2040	54,580	0.0
495,331	4.500%, 11/01/2040	540,145	0.0
978,619	4.500%, 11/01/2040	1,092,197	0.1
452,059	4.500%, 11/01/2040	498,917	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
57,468	4.500%, 11/01/2040	$63,467	0.0
74,073	4.500%, 11/01/2040	82,627	0.0
2,985	4.500%, 12/01/2040	3,295	0.0
104,470	4.500%, 12/01/2040	116,582	0.0
31,607	4.500%, 12/01/2040	34,901	0.0
90,849	4.500%, 12/01/2040	100,398	0.0
190,640	4.500%, 12/01/2040	212,008	0.0
26,294	4.500%, 12/01/2040	29,036	0.0
13,187	4.500%, 12/01/2040	14,368	0.0
40,981	4.500%, 12/01/2040	45,243	0.0
46,805	4.500%, 12/01/2040	52,226	0.0
164,838	4.500%, 01/01/2041	183,929	0.0
37,040	4.500%, 01/01/2041	40,880	0.0
22,954	4.500%, 01/01/2041	25,304	0.0
527,319	4.500%, 01/01/2041	587,336	0.0
223,007	4.500%, 01/01/2041	245,803	0.0
88,291	4.500%, 02/01/2041	97,516	0.0
60,544	4.500%, 02/01/2041	66,781	0.0
26,660	4.500%, 02/01/2041	29,443	0.0
87,884	4.500%, 02/01/2041	96,996	0.0
77,257	4.500%, 02/01/2041	84,363	0.0
79,238	4.500%, 03/01/2041	87,487	0.0
78,679	4.500%, 03/01/2041	84,976	0.0
219,954	4.500%, 03/01/2041	243,802	0.0
23,174	4.500%, 03/01/2041	25,066	0.0
25,752	4.500%, 03/01/2041	28,734	0.0
58,291	4.500%, 03/01/2041	64,253	0.0
4,882	4.500%, 03/01/2041	5,386	0.0
42,811	4.500%, 03/01/2041	47,178	0.0
28,158	4.500%, 03/01/2041	31,418	0.0
75,910	4.500%, 04/01/2041	81,749	0.0
239,610	4.500%, 04/01/2041	264,610	0.0
17,741	4.500%, 04/01/2041	19,094	0.0
41,407	4.500%, 04/01/2041	46,140	0.0
450,784	4.500%, 04/01/2041	505,990	0.0
50,707	4.500%, 04/01/2041	54,602	0.0
6,668	4.500%, 04/01/2041	7,428	0.0
11,756	4.500%, 05/01/2041	12,656	0.0
476,925	4.500%, 05/01/2041	525,820	0.0
28,887	4.500%, 05/01/2041	32,131	0.0
7,834	4.500%, 05/01/2041	8,742	0.0
324,163	4.500%, 05/01/2041	357,242	0.0
376,679	4.500%, 05/01/2041	418,807	0.0
3,669	4.500%, 05/01/2041	4,096	0.0
209,926	4.500%, 05/01/2041	234,568	0.0
21,936	4.500%, 05/01/2041	24,476	0.0
226,583	4.500%, 06/01/2041	250,186	0.0
49,935	4.500%, 06/01/2041	54,150	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
15,615	4.500%, 06/01/2041	$17,424	0.0
185,544	4.500%, 07/01/2041	207,307	0.0
18,245	4.500%, 07/01/2041	19,640	0.0
2,657	4.500%, 07/01/2041	2,967	0.0
14,251	4.500%, 07/01/2041	15,740	0.0
82,620	4.500%, 07/01/2041	92,197	0.0
36,657	4.500%, 07/01/2041	40,905	0.0
53,714	4.500%, 07/01/2041	59,784	0.0
4,899	4.500%, 07/01/2041	5,457	0.0
121,748	4.500%, 08/01/2041	134,543	0.0
57,956	4.500%, 08/01/2041	63,506	0.0
132,559	4.500%, 08/01/2041	142,745	0.0
19,813	4.500%, 08/01/2041	21,881	0.0
146,598	4.500%, 08/01/2041	163,553	0.0
22,025	4.500%, 08/01/2041	23,718	0.0
163,079	4.500%, 08/01/2041	176,112	0.0
169,610	4.500%, 08/01/2041	186,843	0.0
72,602	4.500%, 09/01/2041	79,677	0.0
16,409	4.500%, 09/01/2041	18,120	0.0
551,556	4.500%, 09/01/2041	609,121	0.0
5,439	4.500%, 09/01/2041	6,049	0.0
140,428	4.500%, 10/01/2041	153,745	0.0
1,210,440	4.500%, 10/01/2041	1,357,209	0.1
723,021	4.500%, 10/01/2041	800,239	0.0
279,358	4.500%, 10/01/2041	311,769	0.0
24,431	4.500%, 10/01/2041	27,237	0.0
43,466	4.500%, 10/01/2041	48,049	0.0
271,342	4.500%, 10/01/2041	299,842	0.0
45,412	4.500%, 10/01/2041	48,906	0.0
4,781	4.500%, 11/01/2041	5,280	0.0
325,002	4.500%, 11/01/2041	363,147	0.0
815,276	4.500%, 12/01/2041	911,711	0.0
192,445	4.500%, 12/01/2041	212,422	0.0
13,344	4.500%, 01/01/2042	14,880	0.0
30,395	4.500%, 01/01/2042	33,590	0.0
14,735	4.500%, 01/01/2042	15,857	0.0
68,243	4.500%, 03/01/2042	76,011	0.0
4,358	4.500%, 03/01/2042	4,690	0.0
28,237	4.500%, 04/01/2042	30,385	0.0
11,899	4.500%, 06/01/2042	13,007	0.0
7,436	4.500%, 08/01/2042	8,294	0.0
4,257	4.500%, 09/01/2042	4,582	0.0
6,688	4.500%, 01/01/2043	7,199	0.0
8,355	4.500%, 12/01/2043	9,290	0.0
222,239	4.500%, 04/01/2047	241,480	0.0
53,851	4.500%, 05/01/2047	57,915	0.0
46,070	4.500%, 05/01/2047	49,629	0.0
171,720	4.500%, 06/01/2047	186,468	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
263,297	4.500%, 06/01/2047	$285,830	0.0
435,532	4.500%, 07/01/2047	472,674	0.0
70,217	4.500%, 07/01/2047	75,609	0.0
121,002	4.500%, 08/01/2047	131,524	0.0
290	5.000%, 04/01/2023	317	0.0
523	5.000%, 12/01/2023	572	0.0
38,430	5.000%, 04/01/2026	42,081	0.0
52,950	5.000%, 05/01/2026	57,982	0.0
37,094	5.000%, 08/01/2027	40,618	0.0
14,191	5.000%, 04/01/2028	15,556	0.0
86,029	5.000%, 05/01/2033	94,384	0.0
210,026	5.000%, 06/01/2033	239,979	0.0
24,658	5.000%, 08/01/2033	28,203	0.0
261,002	5.000%, 09/01/2033	292,254	0.0
62,523	5.000%, 02/01/2034	69,947	0.0
129,261	5.000%, 03/01/2034	147,303	0.0
34,244	5.000%, 06/01/2034	39,202	0.0
8,784	5.000%, 11/01/2034	10,061	0.0
303,564	5.000%, 02/01/2035	346,804	0.0
302,037	5.000%, 03/01/2035	345,415	0.0
8,597	5.000%, 05/01/2035	9,832	0.0
1,095,199	5.000%, 07/01/2035	1,251,211	0.1
46,349	5.000%, 08/01/2035	50,813	0.0
5,358	5.000%, 09/01/2035	6,106	0.0
116,836	5.000%, 09/01/2035	133,939	0.0
139,730	5.000%, 10/01/2035	160,105	0.0
2,896	5.000%, 10/01/2035	3,317	0.0
69,717	5.000%, 12/01/2035	79,875	0.0
162,268	5.000%, 02/01/2036	185,982	0.0
51,302	5.000%, 03/01/2036	58,756	0.0
57,364	5.000%, 04/01/2036	64,554	0.0
41,985	5.000%, 05/01/2036	48,105	0.0
393,919	5.000%, 07/01/2036	449,759	0.0
1,380,954	5.000%, 12/01/2036	1,580,893	0.1
1,446,115	5.000%, 07/01/2037	1,621,527	0.1
55,833	5.000%, 04/01/2038	61,981	0.0
34,847	5.000%, 04/01/2039	38,803	0.0
28,245	5.000%, 07/01/2039	32,335	0.0
331,109	5.000%, 11/01/2040	379,460	0.0
22,070	5.000%, 04/01/2041	24,340	0.0
193,200	5.000%, 05/01/2041	221,227	0.0
579,686	5.000%, 06/01/2041	663,772	0.0
1,081,475	5.000%, 06/01/2041	1,226,318	0.1
900	5.500%, 06/01/2022	911	0.0
187	5.500%, 11/01/2022	188	0.0
2,440	5.500%, 11/01/2022	2,486	0.0
326	5.500%, 11/01/2022	329	0.0
46	5.500%, 12/01/2022	47	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
31,505	5.500%, 06/01/2023	$35,080	0.0
813	5.500%, 07/01/2023	820	0.0
6,323	5.500%, 07/01/2023	6,519	0.0
4,072	5.500%, 09/01/2023	4,212	0.0
1,087	5.500%, 01/01/2025	1,100	0.0
202	5.500%, 08/01/2025	207	0.0
5,494	5.500%, 07/01/2026	6,117	0.0
4,589	5.500%, 12/01/2027	5,121	0.0
13,273	5.500%, 04/01/2028	14,780	0.0
5,264	5.500%, 08/01/2028	5,876	0.0
6,709	5.500%, 01/01/2029	7,490	0.0
64,154	5.500%, 10/01/2029	71,599	0.0
64,104	5.500%, 04/01/2033	73,215	0.0
59,932	5.500%, 10/01/2033	66,770	0.0
18,646	5.500%, 10/01/2033	20,886	0.0
6,190	5.500%, 11/01/2033	6,944	0.0
926	5.500%, 11/01/2033	1,048	0.0
7,135	5.500%, 11/01/2033	8,232	0.0
3,990	5.500%, 11/01/2033	4,487	0.0
1,214	5.500%, 12/01/2033	1,402	0.0
76,651	5.500%, 12/01/2033	87,281	0.0
245,912	5.500%, 12/01/2033	284,986	0.0
13,709	5.500%, 12/01/2033	15,704	0.0
41,256	5.500%, 12/01/2033	47,816	0.0
10,925	5.500%, 01/01/2034	12,548	0.0
7,958	5.500%, 01/01/2034	8,874	0.0
659	5.500%, 01/01/2034	749	0.0
17,609	5.500%, 01/01/2034	19,656	0.0
81,791	5.500%, 01/01/2034	93,541	0.0
6,275	5.500%, 06/01/2034	7,225	0.0
43,496	5.500%, 11/01/2034	50,391	0.0
5,321	5.500%, 11/01/2034	5,931	0.0
929	5.500%, 12/01/2034	1,077	0.0
30,858	5.500%, 01/01/2035	34,838	0.0
12,386	5.500%, 01/01/2035	14,351	0.0
31,145	5.500%, 01/01/2035	35,786	0.0
1,261,396	5.500%, 02/01/2035	1,462,182	0.1
9,716	5.500%, 02/01/2035	10,901	0.0
6,433	5.500%, 03/01/2035	7,171	0.0
7,757	5.500%, 06/01/2035	8,651	0.0
7,209	5.500%, 07/01/2035	8,234	0.0
842,958	5.500%, 08/01/2035	976,428	0.0
4,135	5.500%, 10/01/2035	4,788	0.0
46,691	5.500%, 11/01/2035	54,028	0.0
440	5.500%, 11/01/2035	497	0.0
708	5.500%, 12/01/2035	821	0.0
743	5.500%, 12/01/2035	860	0.0
120,966	5.500%, 12/01/2035	138,472	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
10,893	5.500%, 12/01/2035	$12,618	0.0
71,111	5.500%, 01/01/2036	82,454	0.0
10,347	5.500%, 01/01/2036	11,977	0.0
441	5.500%, 02/01/2036	492	0.0
10,771	5.500%, 04/01/2036	12,488	0.0
846,230	5.500%, 07/01/2036	981,146	0.0
487	5.500%, 08/01/2036	564	0.0
72,734	5.500%, 09/01/2036	84,241	0.0
42,946	5.500%, 09/01/2036	49,774	0.0
102,993	5.500%, 12/01/2036	119,499	0.0
129,894	5.500%, 12/01/2036	150,809	0.0
1,415	5.500%, 12/01/2036	1,645	0.0
1,041	5.500%, 12/01/2036	1,207	0.0
14,992	5.500%, 01/01/2037	17,418	0.0
65,075	5.500%, 01/01/2037	75,585	0.0
93,808	5.500%, 02/01/2037	108,938	0.0
254,781	5.500%, 03/01/2037	290,408	0.0
10,352	5.500%, 04/01/2037	12,025	0.0
22,563	5.500%, 05/01/2037	26,249	0.0
1,450	5.500%, 05/01/2037	1,658	0.0
621	5.500%, 05/01/2037	722	0.0
14,059	5.500%, 05/01/2037	16,341	0.0
25,922	5.500%, 06/01/2037	30,137	0.0
61,561	5.500%, 06/01/2037	71,511	0.0
20,783	5.500%, 07/01/2037	24,063	0.0
26,708	5.500%, 08/01/2037	31,051	0.0
13,584	5.500%, 08/01/2037	15,750	0.0
34,945	5.500%, 08/01/2037	40,519	0.0
93,783	5.500%, 09/01/2037	109,022	0.0
651	5.500%, 11/01/2037	758	0.0
341,383	5.500%, 01/01/2038	397,270	0.0
577	5.500%, 02/01/2038	671	0.0
1,204	5.500%, 02/01/2038	1,400	0.0
5,592	5.500%, 03/01/2038	6,347	0.0
273,873	5.500%, 03/01/2038	318,868	0.0
71,167	5.500%, 04/01/2038	82,837	0.0
13,004	5.500%, 04/01/2038	14,672	0.0
588	5.500%, 04/01/2038	684	0.0
163,796	5.500%, 05/01/2038	190,472	0.0
2,617	5.500%, 05/01/2038	3,048	0.0
6,250	5.500%, 05/01/2038	7,266	0.0
79,530	5.500%, 06/01/2038	92,582	0.0
25,535	5.500%, 06/01/2038	29,571	0.0
1,586,326	5.500%, 06/01/2038	1,845,068	0.1
36,589	5.500%, 07/01/2038	42,603	0.0
470	5.500%, 07/01/2038	547	0.0
56,952	5.500%, 07/01/2038	65,804	0.0
43,583	5.500%, 07/01/2038	50,754	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
21,439	5.500%, 08/01/2038	$24,908	0.0
9,990	5.500%, 08/01/2038	11,583	0.0
79,477	5.500%, 08/01/2038	92,441	0.0
174,005	5.500%, 11/01/2038	202,640	0.0
45,163	5.500%, 11/01/2038	52,130	0.0
153	5.500%, 12/01/2038	176	0.0
27,025	5.500%, 12/01/2038	31,473	0.0
330,396	5.500%, 01/01/2039	384,759	0.0
47,545	5.500%, 01/01/2039	55,270	0.0
93,887	5.500%, 01/01/2039	109,019	0.0
17,388	5.500%, 03/01/2039	20,249	0.0
161,993	5.500%, 06/01/2039	188,579	0.0
268,775	5.500%, 06/01/2039	312,331	0.0
16,095	5.500%, 05/01/2040	17,943	0.0
15,984	5.500%, 07/01/2041	18,587	0.0
327,893	5.500%, 09/01/2041	379,634	0.0
287	6.000%, 09/01/2021	321	0.0
1,430	6.000%, 04/01/2022	1,602	0.0
3,844	6.000%, 06/01/2022	4,307	0.0
967	6.000%, 01/01/2023	1,083	0.0
185	6.000%, 03/01/2024	208	0.0
71,156	6.000%, 11/01/2028	79,769	0.0
334	6.000%, 04/01/2031	387	0.0
264	6.000%, 01/01/2032	296	0.0
691	6.000%, 11/01/2032	820	0.0
547	6.000%, 11/01/2032	615	0.0
37,583	6.000%, 01/01/2033	44,218	0.0
2,522	6.000%, 09/01/2033	2,866	0.0
368	6.000%, 01/01/2034	417	0.0
66,093	6.000%, 06/01/2035	75,802	0.0
11,067	6.000%, 07/01/2035	13,135	0.0
4,822	6.000%, 07/01/2035	5,412	0.0
4,444	6.000%, 07/01/2035	5,264	0.0
6,010	6.000%, 07/01/2035	6,779	0.0
386	6.000%, 10/01/2035	433	0.0
2,581	6.000%, 10/01/2035	2,901	0.0
53,301	6.000%, 11/01/2035	62,148	0.0
210,545	6.000%, 12/01/2035	237,517	0.0
44,558	6.000%, 12/01/2035	52,914	0.0
2,330	6.000%, 12/01/2035	2,615	0.0
7,574	6.000%, 01/01/2036	8,665	0.0
234	6.000%, 02/01/2036	262	0.0
33,713	6.000%, 02/01/2036	40,010	0.0
33,590	6.000%, 02/01/2036	39,867	0.0
15,991	6.000%, 02/01/2036	18,073	0.0
22,811	6.000%, 03/01/2036	26,897	0.0
29,674	6.000%, 03/01/2036	34,414	0.0
15,409	6.000%, 04/01/2036	18,273	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
32,530	6.000%, 04/01/2036	$38,574	0.0
11,530	6.000%, 05/01/2036	13,250	0.0
11,670	6.000%, 05/01/2036	13,124	0.0
2,403	6.000%, 06/01/2036	2,791	0.0
358	6.000%, 06/01/2036	414	0.0
1,279	6.000%, 07/01/2036	1,443	0.0
3,977	6.000%, 07/01/2036	4,496	0.0
15,532	6.000%, 07/01/2036	17,476	0.0
71,928	6.000%, 07/01/2036	85,418	0.0
3,718	6.000%, 08/01/2036	4,409	0.0
3,521	6.000%, 08/01/2036	4,070	0.0
23,134	6.000%, 08/01/2036	27,002	0.0
362,458	6.000%, 08/01/2036	430,222	0.0
186,933	6.000%, 08/01/2036	215,317	0.0
18,192	6.000%, 08/01/2036	21,588	0.0
12,987	6.000%, 09/01/2036	14,911	0.0
59,111	6.000%, 09/01/2036	66,305	0.0
26,809	6.000%, 09/01/2036	31,785	0.0
13,454	6.000%, 09/01/2036	15,698	0.0
40,288	6.000%, 09/01/2036	46,985	0.0
259	6.000%, 09/01/2036	298	0.0
12,934	6.000%, 09/01/2036	15,361	0.0
2,379	6.000%, 10/01/2036	2,670	0.0
11,951	6.000%, 10/01/2036	14,175	0.0
33,236	6.000%, 10/01/2036	39,428	0.0
38,379	6.000%, 10/01/2036	45,513	0.0
13,571	6.000%, 10/01/2036	15,338	0.0
32,504	6.000%, 10/01/2036	38,547	0.0
47,682	6.000%, 11/01/2036	53,880	0.0
26,913	6.000%, 11/01/2036	31,932	0.0
9,526	6.000%, 11/01/2036	10,903	0.0
15,835	6.000%, 11/01/2036	17,754	0.0
38,360	6.000%, 12/01/2036	45,557	0.0
3,361	6.000%, 12/01/2036	3,992	0.0
99,490	6.000%, 12/01/2036	112,191	0.0
21,658	6.000%, 12/01/2036	24,340	0.0
4,222	6.000%, 12/01/2036	4,787	0.0
1,449	6.000%, 12/01/2036	1,682	0.0
43,358	6.000%, 12/01/2036	48,665	0.0
7,856	6.000%, 01/01/2037	9,314	0.0
573	6.000%, 01/01/2037	677	0.0
11,161	6.000%, 01/01/2037	12,524	0.0
1,006	6.000%, 01/01/2037	1,192	0.0
90,053	6.000%, 02/01/2037	106,832	0.0
8,054	6.000%, 02/01/2037	9,102	0.0
14,053	6.000%, 02/01/2037	16,689	0.0
1,366	6.000%, 02/01/2037	1,541	0.0
18,759	6.000%, 03/01/2037	21,900	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
157,924	6.000%, 03/01/2037	$186,856	0.0
6,724	6.000%, 03/01/2037	7,843	0.0
708	6.000%, 03/01/2037	839	0.0
13,791	6.000%, 03/01/2037	15,723	0.0
16,421	6.000%, 03/01/2037	19,484	0.0
109,553	6.000%, 04/01/2037	127,666	0.0
44,749	6.000%, 04/01/2037	53,128	0.0
7,066	6.000%, 04/01/2037	8,346	0.0
14,426	6.000%, 04/01/2037	17,134	0.0
21,382	6.000%, 04/01/2037	25,085	0.0
30,432	6.000%, 04/01/2037	34,212	0.0
30,885	6.000%, 04/01/2037	35,382	0.0
774	6.000%, 04/01/2037	868	0.0
327	6.000%, 04/01/2037	366	0.0
1,871	6.000%, 04/01/2037	2,218	0.0
2,413	6.000%, 04/01/2037	2,723	0.0
674	6.000%, 04/01/2037	756	0.0
29,435	6.000%, 04/01/2037	33,065	0.0
34,321	6.000%, 04/01/2037	40,760	0.0
2,340	6.000%, 05/01/2037	2,680	0.0
13,657	6.000%, 05/01/2037	15,322	0.0
5,849	6.000%, 05/01/2037	6,570	0.0
5,622	6.000%, 05/01/2037	6,563	0.0
15,140	6.000%, 05/01/2037	17,981	0.0
16,239	6.000%, 05/01/2037	18,319	0.0
1,045	6.000%, 05/01/2037	1,172	0.0
11,227	6.000%, 05/01/2037	12,598	0.0
1,149	6.000%, 05/01/2037	1,290	0.0
25,917	6.000%, 05/01/2037	30,578	0.0
42,120	6.000%, 05/01/2037	47,628	0.0
21,887	6.000%, 05/01/2037	24,724	0.0
86,323	6.000%, 05/01/2037	102,515	0.0
2,608	6.000%, 06/01/2037	2,931	0.0
5,221	6.000%, 06/01/2037	6,162	0.0
5,745	6.000%, 06/01/2037	6,711	0.0
5,283	6.000%, 06/01/2037	5,926	0.0
25,052	6.000%, 06/01/2037	28,105	0.0
3,863	6.000%, 06/01/2037	4,342	0.0
60,979	6.000%, 06/01/2037	72,373	0.0
19,527	6.000%, 07/01/2037	22,274	0.0
89,158	6.000%, 07/01/2037	100,154	0.0
6,083	6.000%, 07/01/2037	7,222	0.0
7,070	6.000%, 07/01/2037	7,927	0.0
3,085	6.000%, 07/01/2037	3,601	0.0
11,908	6.000%, 07/01/2037	13,601	0.0
8,377	6.000%, 07/01/2037	9,853	0.0
54,797	6.000%, 07/01/2037	64,998	0.0
13,878	6.000%, 07/01/2037	15,603	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
32,759	6.000%, 07/01/2037	$36,809	0.0
20,000	6.000%, 08/01/2037	23,686	0.0
4,852	6.000%, 08/01/2037	5,733	0.0
46,431	6.000%, 08/01/2037	54,539	0.0
6,326	6.000%, 08/01/2037	7,105	0.0
39,334	6.000%, 08/01/2037	44,138	0.0
7,984	6.000%, 08/01/2037	8,957	0.0
9,097	6.000%, 08/01/2037	10,205	0.0
17,745	6.000%, 08/01/2037	19,912	0.0
2,662	6.000%, 09/01/2037	3,159	0.0
249,574	6.000%, 09/01/2037	296,410	0.0
8,101	6.000%, 09/01/2037	9,106	0.0
16,060	6.000%, 09/01/2037	19,073	0.0
65,487	6.000%, 09/01/2037	75,851	0.0
1,406	6.000%, 09/01/2037	1,664	0.0
1,184	6.000%, 10/01/2037	1,364	0.0
30,792	6.000%, 10/01/2037	36,500	0.0
51,289	6.000%, 11/01/2037	60,720	0.0
33,013	6.000%, 11/01/2037	38,856	0.0
868	6.000%, 11/01/2037	1,027	0.0
1,091	6.000%, 12/01/2037	1,291	0.0
72,219	6.000%, 12/01/2037	83,697	0.0
19,568	6.000%, 12/01/2037	22,642	0.0
59,571	6.000%, 12/01/2037	70,719	0.0
19,763	6.000%, 02/01/2038	23,026	0.0
73,670	6.000%, 02/01/2038	85,767	0.0
127,546	6.000%, 02/01/2038	151,236	0.0
1,197	6.000%, 03/01/2038	1,421	0.0
4,007	6.000%, 03/01/2038	4,498	0.0
23,889	6.000%, 03/01/2038	28,170	0.0
59,663	6.000%, 05/01/2038	70,322	0.0
3,402	6.000%, 05/01/2038	4,037	0.0
1,071	6.000%, 06/01/2038	1,202	0.0
11,275	6.000%, 06/01/2038	13,379	0.0
42,720	6.000%, 07/01/2038	50,394	0.0
111,640	6.000%, 07/01/2038	130,895	0.0
1,061	6.000%, 08/01/2038	1,254	0.0
15,023	6.000%, 09/01/2038	16,960	0.0
26,489	6.000%, 09/01/2038	31,443	0.0
3,418	6.000%, 09/01/2038	3,853	0.0
6,135	6.000%, 09/01/2038	7,287	0.0
1,508	6.000%, 10/01/2038	1,765	0.0
12,233	6.000%, 10/01/2038	13,726	0.0
26,440	6.000%, 10/01/2038	30,773	0.0
71,531	6.000%, 10/01/2038	80,297	0.0
14,425	6.000%, 10/01/2038	16,916	0.0
11,833	6.000%, 10/01/2038	14,006	0.0
377	6.000%, 10/01/2038	423	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,165	6.000%, 11/01/2038	$1,309	0.0
492	6.000%, 11/01/2038	571	0.0
120,714	6.000%, 11/01/2038	137,752	0.0
68,230	6.000%, 12/01/2038	81,034	0.0
1,905	6.000%, 12/01/2038	2,174	0.0
13,189	6.000%, 12/01/2038	14,905	0.0
18,045	6.000%, 10/01/2039	21,351	0.0
1,366	6.000%, 10/01/2039	1,621	0.0
404,382	6.000%, 02/01/2040	478,014	0.0
17,419	6.000%, 04/01/2040	20,636	0.0
113,076	6.000%, 09/01/2040	127,328	0.0
177,639	6.000%, 10/01/2040	210,447	0.0
262,293	6.000%, 05/01/2041	310,116	0.0
3,939	6.500%, 04/01/2027	4,413	0.0
860	6.500%, 02/01/2028	963	0.0
17	6.500%, 06/01/2029	19	0.0
6,408	6.500%, 01/01/2032	7,200	0.0
7,363	6.500%, 04/01/2032	8,487	0.0
12,684	6.500%, 10/01/2032	14,210	0.0
9,056	6.500%, 10/01/2032	10,152	0.0
5,285	6.500%, 03/01/2038	6,379	0.0
636	7.000%, 08/01/2025	680	0.0
552	7.000%, 02/01/2026	554	0.0
5,529	7.000%, 03/01/2026	5,961	0.0
7,203	7.000%, 03/01/2026	7,303	0.0
1,672	7.000%, 03/01/2026	1,678	0.0
578	7.000%, 12/01/2027	586	0.0
244,038	7.000%, 03/01/2038	293,260	0.0
494,015	7.000%, 04/01/2038	609,523	0.0
9,483	7.500%, 09/01/2031	11,209	0.0
		204,952,480	6.1
	Total U.S. Government Agency Obligations (Cost $343,343,447)	361,097,184	10.7
ASSET-BACKED SECURITIES: 10.6%
	Automobile Asset-Backed Securities: 0.3%
1,800,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,897,344	0.1
1,650,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	1,685,704	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,300,000	AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	$1,304,686	0.0
955,133 (1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	964,854	0.0
700,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	708,090	0.0
1,900,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	1,947,922	0.1
2,650,000	Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	2,701,917	0.1
		11,210,517	0.3
	Home Equity Asset-Backed Securities: 0.2%
1,282,475 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,227,610	0.0
397,256	Home Equity Asset Trust 2005-2 M5, 1.187%, (US0001M + 1.095%), 07/25/2035	398,076	0.0
1,575,216	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.007%, (US0001M + 0.915%), 03/25/2035	1,576,565	0.1
322,274	New Century Home Equity Loan Trust 2005-2 M3, 0.827%, (US0001M + 0.735%), 06/25/2035	322,330	0.0
50,613	Renaissance Home Equity Loan Trust 2003-2 A, 0.972%, (US0001M + 0.880%), 08/25/2033	49,975	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
1,561,798 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$1,683,369	0.1
55,027	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.172%, (US0001M + 0.080%), 11/25/2036	21,190	0.0
		5,279,115	0.2
	Other Asset-Backed Securities: 9.4%
2,000,000 (1)	AGL CLO 12 Ltd. 2021-12A C, 1.980%, (US0003M + 1.850%), 07/20/2034	2,000,066	0.1
8,750,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 1.518%, (US0003M + 1.330%), 01/20/2033	8,764,315	0.3
2,444,683 (1)(3)(4)(6)(9)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	—	—
650,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	643,872	0.0
9,500,000 (1)	Apidos CLO XXXII 2019-32A A1, 1.508%, (US0003M + 1.320%), 01/20/2033	9,508,541	0.3
4,500,000 (1)	Apidos CLO XXXIII 2020-33A A, 1.876%, (US0003M + 1.700%), 07/24/2031	4,501,800	0.1
8,000,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.414%, (US0003M + 1.230%), 01/15/2030	7,975,488	0.2
3,470,000 (1)	Babson CLO Ltd. 2017-1A A2, 1.540%, (US0003M + 1.350%), 07/18/2029	3,469,344	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 1.488%, (US0003M + 1.300%), 07/20/2029	4,392,987	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
750,430 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.054%, 10/25/2036	$750,668	0.0
3,200,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.520%, (US0003M + 1.330%), 01/17/2033	3,206,608	0.1
2,250,000 (1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.338%, (US0003M + 2.150%), 01/20/2032	2,238,773	0.1
5,000,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.534%, (US0003M + 1.350%), 01/15/2033	5,005,570	0.2
1,450,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000%), 04/15/2034	1,443,050	0.0
5,000,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A C, 2.146%, (US0003M + 2.000%), 04/19/2034	4,999,945	0.2
6,300,000 (1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.438%, (US0003M + 2.250%), 07/20/2029	6,284,174	0.2
2,350,000 (1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,461,018	0.1
3,490,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 1.248%, (US0003M + 1.170%), 07/20/2034	3,497,179	0.1
3,000,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 2.078%, (US0003M + 2.000%), 07/20/2034	3,000,294	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,000,000 (1)	Carbone CLO Ltd. 2017-1A A1, 1.328%, (US0003M + 1.140%), 01/20/2031	$4,001,428	0.1
5,500,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 2.210%, (US0003M + 2.050%), 04/20/2034	5,504,895	0.2
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.320%, (US0003M + 1.130%), 04/17/2031	2,400,158	0.1
3,250,000 (1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 2.146%, (US0003M + 2.000%), 07/23/2034	3,250,000	0.1
48,015	Chase Funding Trust Series 2002-4 2A1, 0.832%, (US0001M + 0.740%), 10/25/2032	47,752	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 0.692%, (US0001M + 0.600%), 07/25/2033	103,372	0.0
3,000,000 (1)	CIFC Funding 2017-2A CR Ltd., 1.978%, (US0003M + 1.850%), 04/20/2030	3,000,078	0.1
4,000,000 (1)	CIFC Funding 2019-6A A1 Ltd., 1.514%, (US0003M + 1.330%), 01/16/2033	4,004,008	0.1
5,220,870	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.392%, (US0001M + 0.150%), 10/25/2036	4,820,218	0.1
933,375 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,034,406	0.0
491,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	520,494	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
12,160,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 1.394%, (US0003M + 1.210%), 10/15/2030	$12,159,976	0.4
1,400,000 (1)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	1,471,957	0.0
1,368,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,479,480	0.0
1,200,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 1.204%, (US0003M + 1.020%), 04/15/2031	1,198,859	0.0
7,460,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.356%, (US0003M + 1.200%), 08/15/2030	7,461,529	0.2
5,000,000 (1)	Dryden Senior Loan Fund 2017-47A CR, 2.196%, (US0003M + 2.050%), 04/15/2028	5,000,085	0.2
3,662,325 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,831,920	0.1
2,100,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 1.374%, (US0003M + 1.190%), 10/15/2030	2,100,021	0.1
113,507	GSAMP Trust 2007-FM1 A2A, 0.162%, (US0001M + 0.070%), 12/25/2036	69,857	0.0
1,510,363 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,591,459	0.0
2,000,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 2.188%, (US0003M + 2.000%), 10/20/2027	1,997,504	0.1
4,300,000 (1)(8)	KKR CLO 21 A Ltd., 1.184%, (US0003M + 1.000%), 04/15/2031	4,287,435	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
10,000,000 (1)	LCM 26A A2 Ltd., 1.438%, (US0003M + 1.250%), 01/20/2031	$9,999,970	0.3
2,450,000 (1)	LCM 30A CR Ltd., 2.146%, (US0003M + 2.000%), 04/20/2031	2,450,392	0.1
6,308,000 (1)	LCM XIV L.P. 14A AR, 1.228%, (US0003M + 1.040%), 07/20/2031	6,310,662	0.2
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 0.652%, (US0001M + 0.560%), 10/25/2034	57,316	0.0
2,090,000 (1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.142%, (US0003M + 2.000%), 04/19/2033	2,084,756	0.1
4,600,000 (1)	Magnetite CLO Ltd. 2020-26A A, 1.934%, (US0003M + 1.750%), 07/15/2030	4,603,151	0.1
1,750,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,790,132	0.1
1,902,988 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,054,824	0.1
1,115,287 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,188,450	0.0
2,266,846 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,411,816	0.1
2,000,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.634%, (US0003M + 2.450%), 10/16/2032	2,002,418	0.1
3,700,000 (1)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.926%, (US0003M + 1.750%), 07/25/2030	3,686,628	0.1
1,500,000 (1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	1,497,597	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
9,880,000 (1)	Oaktree CLO 2020-1A AR Ltd., 1.495%, (US0003M + 1.150%), 07/15/2034	$9,900,323	0.3
4,000,000 (1)	OCP CLO 2020-19 A A1 Ltd., 1.938%, (US0003M + 1.750%), 07/20/2031	4,001,452	0.1
5,050,000 (1)	OCP CLO 2021-21A C Ltd., 2.046%, (US0003M + 1.900%), 07/20/2034	5,050,975	0.2
3,950,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	3,933,971	0.1
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.540%, (US0003M + 1.350%), 07/19/2030	3,997,456	0.1
4,250,000 (1)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.176%, (US0003M + 1.000%), 01/25/2031	4,251,237	0.1
1,800,000 (1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.046%, (US0003M + 1.900%), 07/19/2035	1,801,798	0.1
8,000,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.496%, (US0003M + 1.340%), 11/15/2032	8,016,184	0.2
4,000,000 (1)	Palmer Square CLO 2013-2A BR3 Ltd., 2.005%, (US0003M + 1.850%), 10/17/2031	4,000,092	0.1
5,515,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.288%, (US0003M + 1.100%), 07/20/2030	5,509,055	0.2
7,000,000 (1)	Palmer Square CLO Ltd. 2021-2A C, 1.906%, (US0003M + 1.800%), 07/15/2034	7,007,021	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
536,607	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.172%, (US0001M + 1.080%), 03/25/2035	$538,019	0.0
763,794 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.635%, 01/25/2036	772,275	0.0
2,450,000 (1)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	2,450,858	0.1
158,893	Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	169,395	0.0
4,375,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,474,528	0.1
1,500,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,546,182	0.0
3,200,000 (1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,317,565	0.1
1,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,035,910	0.0
1,533,208 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,625,256	0.0
2,600,000 (1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.440%, (US0003M + 2.300%), 04/25/2034	2,601,334	0.1
2,060,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.584%, (US0003M + 1.400%), 01/15/2033	2,062,064	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,800,000 (1)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 2.346%, (US0003M + 2.200%), 07/20/2034	$2,800,000	0.1
1,887,586 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,112,699	0.1
8,200,000 (1)	Symphony CLO XXV Ltd. 2021-25A C, 2.235%, (US0003M + 2.050%), 04/19/2034	8,201,525	0.2
1,755,000 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,986,197	0.1
900,000 (1)	TCW CLO 2018-1A A1B2 Ltd., 1.876%, (US0003M + 1.700%), 04/25/2031	900,376	0.0
6,000,000 (1)	TCW CLO 2020-1A CRR Ltd., 2.196%, (US0003M + 2.050%), 04/20/2034	6,002,382	0.2
5,500,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,449,337	0.2
2,327,636 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.420%, (US0003M + 1.230%), 10/18/2030	2,328,062	0.1
9,500,000 (1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.366%, (US0003M + 1.190%), 11/01/2031	9,499,972	0.3
7,000,000 (1)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.646%, (US0003M + 2.500%), 04/15/2035	7,018,599	0.2
1,370,250 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,365,398	0.0
3,950,000 (1)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	3,949,992	0.1
		315,296,184	9.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.7%
702,084 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	$718,790	0.0
506,174 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	525,871	0.0
909,542 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	933,187	0.0
187,527 (1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	187,527	0.0
750,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 1.673%, (US0001M + 1.600%), 10/15/2031	763,389	0.0
2,000,000 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,046,821	0.1
1,688,353 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	1,731,753	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,499,727	0.0
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,559,267	0.0
2,500,000 (1)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,587,912	0.1
2,100,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,192,795	0.1
2,200,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,297,528	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
5,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	$5,214,830	0.2
1,437,730 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	1,483,879	0.0
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,045,544	0.0
		24,788,820	0.7
	Total Asset-Backed Securities (Cost $352,617,364)	356,574,636	10.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.7%
3,500,000 (1)	Alen 2021-ACEN E Mortgage Trust, 4.073%, (US0001M + 4.000%), 04/15/2034	3,543,479	0.1
12,632,937 (3)(4)	BANK 2019-BNK16 XA, 1.119%, 02/15/2052	753,441	0.0
2,600,000 (1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,444,234	0.1
50,886,942 (3)(4)	BANK 2019-BNK19 XA, 1.092%, 08/15/2061	3,399,426	0.1
22,800,000 (1)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	556,532	0.0
27,713,854 (3)(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.202%, 08/15/2052	1,729,297	0.1
19,573,771 (3)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.208%, 03/15/2052	1,326,779	0.0
3,160,000 (1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	3,242,909	0.1
2,258,000 (1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	2,296,646	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,537,000 (1)(10)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	$2,683,356	0.1
1,348,000 (1)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.525%, 05/25/2052	1,231,799	0.0
4,000,000 (1)	BX Commercial Mortgage Trust 2021-IRON E, 2.423%, (US0001M + 2.350%), 02/15/2038	4,027,910	0.1
2,280,000 (1)(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	2,387,941	0.1
5,500,000 (1)	BX Trust 2020-BXLP C, 1.900%, (US0001M + 1.800%), 06/15/2038	5,518,640	0.2
18,153,217 (3)(4)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	1,043,529	0.0
4,120,000 (1)(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.582%, 08/10/2049	3,207,606	0.1
35,134,456 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.040%, 09/15/2050	1,638,632	0.0
51,766,301 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.693%, 06/10/2051	2,006,565	0.1
2,101,000 (1)(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	2,289,772	0.1
13,582,702 (3)(4)	COMM 2012-CR2 XA, 1.776%, 08/15/2045	131,591	0.0
24,279,125 (3)(4)	COMM 2012-CR3 XA, 1.997%, 10/15/2045	308,801	0.0
65,166,000 (1)(3)(4)	COMM 2012-CR4 XB, 0.769%, 10/15/2045	525,277	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
19,345,692 (3)(4)	COMM 2012-CR5 XA, 1.651%, 12/10/2045	$312,667	0.0
25,371,134 (1)(3)(4)	COMM 2012-LC4 XA, 2.278%, 12/10/2044	227,597	0.0
1,910,000 (1)(3)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	1,885,176	0.1
910,000 (3)	COMM 2016-COR1 C, 4.510%, 10/10/2049	985,677	0.0
75,325,801 (3)(4)	COMM 2016-CR28 XA, 0.781%, 02/10/2049	1,901,193	0.1
3,906,000 (1)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,681,423	0.1
5,080,000 (3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	5,743,929	0.2
5,800,000	CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	6,151,603	0.2
4,520,000 (1)	CSWF 2021-SOP2 D, 2.390%, (US0001M + 2.317%), 06/15/2034	4,518,642	0.1
4,831,698 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.742%, (US0001M + 3.650%), 07/10/2044	3,913,675	0.1
2,000,000 (1)	Extended Stay America Trust 2021-ESH E, 2.925%, (US0001M + 2.850%), 07/15/2038	2,014,993	0.1
2,650,000 (1)	Extended Stay America Trust 2021-ESH F, 3.775%, (US0001M + 3.700%), 07/15/2038	2,669,868	0.1
10,581,218	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	2,017,218	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,470,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	$582,765	0.0
42,327,934 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.336%, 08/25/2022	485,281	0.0
22,000,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	651,035	0.0
27,650,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	783,402	0.0
10,700,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	397,120	0.0
1,500,000 (1)	FREMF 2019-KBF3 C Mortgage Trust, 4.836%, (US0001M + 4.750%), 01/25/2029	1,515,475	0.0
5,200,000 (1)(10)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	3,154,053	0.1
66,383,943 (1)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	308,845	0.0
7,380,000 (1)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	43,672	0.0
507,135,064 (1)(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	57,509	0.0
1,000,000 (1)(3)	FRR Re-REMIC Trust 2018-C1 B725, 3.012%, 02/27/2050	1,006,052	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (1)(3)(6)	FRR Re-REMIC Trust 2018-C1 C725, 0.353%, 02/27/2050	$2,734,210	0.1
6,158,000 (1)(6)	GAM Re-REMIC Trust 2021-FRR1 1B, 4.270%, 07/28/2027	4,751,932	0.1
8,097,000 (1)(6)	GAM Re-REMIC Trust 2021-FRR1 2B, 4.320%, 12/29/2027	6,117,925	0.2
3,070,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,690,224	0.1
29,062,975 (3)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.193%, 11/10/2046	577,760	0.0
39,588,982 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.105%, 06/10/2047	823,095	0.0
6,930,000 (1)(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	7,069,174	0.2
5,310,000 (1)(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	5,309,442	0.2
105,489,400 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	5,902,860	0.2
2,049,721 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.106%, 10/15/2048	57,913	0.0
100,000 (1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	100,498	0.0
18,909,375 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.543%, 06/15/2045	73,779	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
42,820,734 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.810%, 12/15/2049	$1,051,977	0.0
3,720,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.048%, 01/15/2047	3,744,576	0.1
1,000,000 (1)	KNDL 2019-KNSQ F Mortgage Trust, 2.073%, (US0001M + 2.000%), 05/15/2036	967,971	0.0
982,390 (1)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.629%, 11/15/2038	3,179	0.0
5,132,565 (1)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.629%, 11/15/2038	16,609	0.0
2,300,000 (1)	Life 2021-BMR F Mortgage Trust, 2.423%, (US0001M + 2.350%), 03/15/2038	2,312,947	0.1
4,447,000 (1)(3)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.367%, 04/20/2048	4,238,361	0.1
3,151,000 (1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.625%, (US0001M + 2.500%), 07/15/2036	3,151,993	0.1
4,250,000 (1)	MHC Commercial Mortgage Trust 2021-MHC D, 1.674%, (US0001M + 1.601%), 04/15/2038	4,264,124	0.1
1,706,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.063%, 04/15/2047	1,775,006	0.1
3,943,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,360,079	0.1
1,900,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,700,562	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
940,000 (1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/15/2054	$975,797	0.0
2,820,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	3,004,391	0.1
2,060,000 (1)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	1,522,917	0.0
3,520,000 (1)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	2,031,057	0.1
26,675,969 (3)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.184%, 12/15/2047	762,055	0.0
25,106,147 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.689%, 04/15/2054	2,992,309	0.1
1,630,000 (1)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.901%, 11/15/2044	1,610,932	0.0
6,583,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,799,867	0.2
33,942,943 (1)(3)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.257%, 03/15/2048	492,095	0.0
2,500,000 (3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,578,513	0.1
18,718,802 (1)(3)(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.941%, 08/15/2045	191,697	0.0
9,020,000 (1)(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.383%, 03/15/2045	7,032,587	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,510,000 (3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	$8,973,238	0.3
	Total Commercial Mortgage-Backed Securities (Cost $193,080,122)	192,066,683	5.7

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 23.9%
	Affiliated Investment Companies: 23.9%
9,624,245	Voya Emerging Markets Corporate Debt Fund - Class P	99,995,907	3.0
14,633,086	Voya Emerging Markets Hard Currency Debt Fund - Class P	142,672,590	4.2
8,589,572	Voya Emerging Markets Local Currency Debt Fund - Class P	57,550,131	1.7
91,635	Voya Floating Rate Fund - Class P	831,132	0.0
16,743,162	Voya High Yield Bond Fund - Class P	135,787,040	4.0
15,714,422	Voya Investment Grade Credit Fund - Class P	178,515,839	5.3
19,456,424	Voya Securitized Credit Fund - Class P	191,062,084	5.7
	Total Mutual Funds (Cost $793,908,162)	806,414,723	23.9
	Value	Percentage of Net Assets

PURCHASED OPTIONS (11): 0.0%
Total Purchased Options (Cost $1,254,101)	1,358,879	0.0
Total Long-Term Investments (Cost $3,280,076,413)	$3,379,694,027	100.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Commercial Paper: 0.5%
5,000,000	Dominion Resources, Inc., 0.140%, 07/19/2021	$4,999,622	0.2
4,000,000	Entergy Corp., 0.200%, 07/14/2021	3,999,689	0.1
6,200,000	Sherwin-Williams Co., 0.190%, 07/20/2021	6,199,370	0.2
	Total Commercial Paper (Cost $15,198,637)	15,198,681	0.5

	Repurchase Agreements: 0.3%
2,866,000 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,866,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,923,320, due 07/25/21-05/20/71)	2,866,000	0.1
1,289,945 (12)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,289,948, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,315,744, due 08/01/21-06/01/51)	1,289,945	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,638,870 (12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,638,873, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,671,650, due 05/01/24-04/20/71)	$1,638,870	0.0
2,866,000 (12)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,866,007, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,923,328, due 02/28/27)	2,866,000	0.1
2,757,885 (12)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,757,889, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,813,043, due 08/01/21-04/15/62)	2,757,885	0.1
	Total Repurchase Agreements (Cost $11,418,700)	11,418,700	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
9,613,000 (12)(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$9,613,000	0.3
179,000 (12)(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	179,000	0.0
358,000 (12)(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	358,000	0.0
	Total Mutual Funds (Cost $10,150,000)	10,150,000	0.3
	Total Short-Term Investments (Cost $36,767,337)	36,767,381	1.1
	Total Investments in Securities (Cost $3,316,843,750)	$3,416,461,408	101.3
	Liabilities in Excess of Other Assets	(45,428,884)	(1.3)
	Net Assets	$3,371,032,524	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.

(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)
Represents or includes a TBA transaction.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
Corporate Bonds/Notes	27.1%
Mutual Funds	23.9%
Collateralized Mortgage Obligations	15.7%
U.S. Government Agency Obligations	10.7%
Asset-Backed Securities	10.6%
U.S. Treasury Obligations	6.4%
Commercial Mortgage-Backed Securities	5.7%
Municipal Bonds	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(0.2)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.
(10)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$806,414,723	$—	$—	$806,414,723
Purchased Options	—	1,358,879	—	1,358,879
Corporate Bonds/Notes	—	914,620,699	—	914,620,699
Collateralized Mortgage Obligations	—	527,823,766	—	527,823,766
Municipal Bonds	—	2,163,434	—	2,163,434
Asset-Backed Securities	—	356,574,636	—	356,574,636
Commercial Mortgage-Backed Securities	—	192,066,683	—	192,066,683
U.S. Government Agency Obligations	—	361,097,184	—	361,097,184
U.S. Treasury Obligations	—	217,574,023	—	217,574,023
Short-Term Investments	10,150,000	26,617,381	—	36,767,381
Total Investments, at fair value	$816,564,723	$2,599,896,685	$—	$3,416,461,408
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,041,084	—	1,041,084
Futures	7,344,867	—	—	7,344,867
Total Assets	$823,909,590	$2,600,937,769	$—	$3,424,847,359
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,626,705)	$—	$(1,626,705)
Forward Foreign Currency Contracts	—	(340,811)	—	(340,811)
Futures	(3,827,691)	—	—	(3,827,691)
Written Options	—	(881,808)	—	(881,808)
Total Liabilities	$(3,827,691)	$(2,849,324)	$—	$(6,677,015)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund – Class P	$98,587,276	$2,250,718	$—	$(842,087)	$99,995,907	$2,250,718	$—	$—
Voya Emerging Markets Hard Currency Debt Fund – Class P	143,867,617	3,633,596	—	(4,828,623)	142,672,590	3,633,596	—	—
Voya Emerging Markets Local Currency Debt Fund – Class P	60,168,510	918,694	—	(3,537,073)	57,550,131	918,694	—	—
Voya Floating Rate Fund – Class P	805,101	16,091	—	9,940	831,132	16,091	—	—
Voya High Yield Bond Fund – Class P	130,980,813	3,654,339	—	1,151,888	135,787,040	3,654,339	—	—
Voya Investment Grade Credit Fund – Class P	179,924,268	2,738,505	—	(4,146,934)	178,515,839	2,738,505	—	—
Voya Securitized Credit Fund – Class P	184,966,051	2,476,627	—	3,619,406	191,062,084	2,476,627	—	—
	$799,299,636	$15,688,570	$—	$(8,573,483)	$806,414,723	$15,688,570	$—	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,106,218	MXN 122,418,537	Barclays Bank PLC	07/23/21	$(18,700)
USD 2,566,107	CZK 53,820,783	BNP Paribas	08/06/21	64,102
USD 2,148,527	HUF 621,498,481	BNP Paribas	08/06/21	52,375
USD 2,874,101	COP 10,683,261,693	Citibank N.A.	07/23/21	30,419
USD 5,709,750	CNY 36,684,320	Citibank N.A.	08/06/21	51,205
USD 3,421	ILS 11,094	Citibank N.A.	08/06/21	17
USD 849,723	PEN 3,147,883	Credit Suisse International	07/23/21	30,607
USD 849,723	PEN 3,147,883	Credit Suisse International	07/23/21	30,607
USD 4,706,827	BRL 25,054,440	Goldman Sachs International	07/23/21	(318,974)
USD 3,173,067	MYR 13,034,344	Goldman Sachs International	08/06/21	38,341
USD 87,324	PHP 4,202,365	HSBC Bank USA N.A.	08/06/21	1,511
USD 1,287,641	TRY 11,065,391	HSBC Bank USA N.A.	08/06/21	40,228
USD 2,170,542	CLP 1,551,286,349	JPMorgan Chase Bank N.A.	07/23/21	59,302
USD 1,565,912	RON 6,364,323	JPMorgan Chase Bank N.A.	08/06/21	36,105
USD 4,592,486	ZAR 63,520,811	Morgan Stanley Capital Services LLC	08/06/21	164,134
USD 5,237,854	PLN 19,482,975	Morgan Stanley Capital Services LLC	08/06/21	127,394
USD 4,813,451	RUB 350,169,974	Standard Chartered Bank	08/06/21	53,387
USD 5,093,645	THB 158,691,497	Standard Chartered Bank	08/06/21	142,865
USD 5,692,904	IDR 81,522,390,850	Standard Chartered Bank	08/06/21	118,485
SGD 305,095	USD 230,024	Standard Chartered Bank	08/06/21	(3,137)
				$700,273
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	547	09/21/21	$72,477,500	$328,534
U.S. Treasury 2-Year Note	197	09/30/21	43,403,101	(76,525)
U.S. Treasury 5-Year Note	686	09/30/21	84,672,766	(229,764)
U.S. Treasury Long Bond	556	09/21/21	89,377,000	2,375,824
U.S. Treasury Ultra Long Bond	575	09/21/21	110,795,313	4,640,509
			$400,725,680	$7,038,578
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(1,748)	09/21/21	(257,311,063)	(3,521,402)
			$(257,311,063)	$(3,521,402)
At June 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD 81,704,670	$(8,039,022)	$(1,626,705)
					$(8,039,022)	$(1,626,705)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0.733 USD	168,065,000	$1,254,101	$1,358,879
					$1,254,101	$1,358,879
At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0.751 USD	96,037,000	$667,841	$(852,262)
					$667,841	$(852,262)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.720%	3-month USD-LIBOR	09/24/21	USD 46,165,000	$402,518	$(29,546)
							$402,518	$(29,546)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$1,358,879
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,041,084
Interest rate contracts	Variation margin receivable on futures contracts**	7,344,867
Total Asset Derivatives		$9,744,830
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$340,811
Interest rate contracts	Variation margin payable on futures contracts**	3,827,691
Credit contracts	Variation margin payable on centrally cleared swaps**	1,626,705
Interest rate contracts	Written options, at fair value	29,546
Foreign exchange contracts	Written options, at fair value	852,262
Total Liability Derivatives		$6,677,015

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(717,969)	$—	$—	$(3,071,081)	$—	$(3,789,050)
Foreign exchange contracts	(2,527,718)	(2,482,429)	—	—	1,688,114	(3,322,033)
Interest rate contracts	—	—	(20,386,890)	(3,551,106)	2,636,890	(21,301,106)
Total	$(3,245,687)	$(2,482,429)	$(20,386,890)	$(6,622,187)	$4,325,004	$(28,412,189)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(102,186)	$—	$—	$(499,969)		$(602,155)
Foreign exchange contracts	867,951	2,927,974	—	—	(724,576)	3,071,349
Interest rate contracts	—	—	5,028,577	—	372,972	5,401,549
Total	$765,765	$2,927,974	$5,028,577	$(499,969)	$(351,604)	$7,870,743

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$1,358,879	$1,358,879
Forward foreign currency contracts	—	116,477	81,641	61,214	38,341	41,739	95,407	291,528	314,737	1,041,084
Total Assets	$—	$116,477	$81,641	$61,214	$38,341	$41,739	$95,407	$291,528	$1,673,616	$2,399,963
Liabilities:
Forward foreign currency contracts	$18,700	$—	$—	$—	$318,974	$—	$—	$—	$3,137	$340,811
Written options	29,546	—	—	—	—	—	—	—	852,262	881,808
Total Liabilities	$48,246	$—	$—	$—	$318,974	$—	$—	$—	$855,399	$1,222,619
Net OTC derivative instruments by counterparty, at fair value	$(48,246)	$116,477	$81,641	$61,214	$(280,633)	$41,739	$95,407	$291,528	$818,217	1,177,344
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$220,000	$—	$—	$—	$—	$220,000
Net Exposure(1)(2)	$(48,246)	$116,477	$81,641	$61,214	$(60,633)	$41,739	$95,407	$291,528	$818,217	$1,397,344

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2021, the Portfolio had pledged $100,000 in cash collateral to Standard Chartered Bank. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,308,854,063.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$143,292,786
Gross Unrealized Depreciation	(40,388,738)
Net Unrealized Appreciation	$102,904,048
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Communication Services: 1.0%
232,391 (1)	Imax Corp.	$4,996,406	1.0

	Consumer Discretionary: 15.5%
102,056 (1)	Academy Sports & Outdoors, Inc.	4,208,789	0.9
111,623 (1)	Bloomin Brands, Inc.	3,029,448	0.6
88,559 (1)	Boyd Gaming Corp.	5,445,493	1.1
26,980 (1)	Bright Horizons Family Solutions, Inc.	3,969,028	0.8
49,508 (1)	Capri Holdings Ltd.	2,831,362	0.6
18,438 (1)	CROCS, Inc.	2,148,396	0.4
158,905	Dana, Inc.	3,775,583	0.8
11,562 (1)	Deckers Outdoor Corp.	4,440,617	0.9
78,434 (1)	Golden Entertainment, Inc.	3,513,843	0.7
197,807 (1)	Goodyear Tire & Rubber Co.	3,392,390	0.7
47,719	Kontoor Brands, Inc.	2,691,829	0.6
60,641	La-Z-Boy, Inc.	2,246,143	0.5
27,980	LCI Industries	3,677,132	0.8
187,379 (1)	Leslie’s, Inc.	5,151,049	1.1
75,246 (1)(2)	Lindblad Expeditions Holdings, Inc.	1,204,688	0.3
16,012	Lithia Motors, Inc.	5,502,364	1.1
36,640 (1)	Malibu Boats, Inc.	2,686,811	0.6
28,371 (1)	Marriott Vacations Worldwide Corp.	4,519,500	0.9
248,946 (1)	Modine Manufacturing Co.	4,130,014	0.9
46,357 (1)	Six Flags Entertainment Corp.	2,006,331	0.4
59,055	Winnebago Industries	4,013,378	0.8
		74,584,188	15.5

	Consumer Staples: 1.7%
140,739 (1)	elf Beauty, Inc.	3,819,657	0.8
91,227 (1)	Performance Food Group Co.	4,423,597	0.9
		8,243,254	1.7

	Energy: 2.8%
176,965	APA Corp.	3,827,753	0.8
15,683	DHT Holdings, Inc.	101,783	0.0
77,679 (1)(2)	Dril-Quip, Inc.	2,627,880	0.6
291,116	Marathon Oil Corp.	3,965,000	0.8
44,939 (1)	Renewable Energy Group, Inc.	2,801,497	0.6
		13,323,913	2.8

	Financials: 17.4%
107,395	Atlantic Union Bankshares Corp.	3,889,847	0.8
80,251	BankUnited, Inc.	3,425,915	0.7
150,004	Cadence BanCorp	3,132,084	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
80,496	Columbia Banking System, Inc.	$3,103,926	0.6
108,486	ConnectOne Bancorp, Inc.	2,839,079	0.6
52,502	Cowen, Inc.	2,155,207	0.5
208,742	Eastern Bankshares, Inc.	4,293,823	0.9
15,400	First Foundation, Inc.	346,654	0.1
128,078	First Horizon Corp.	2,213,188	0.5
97,538 (1)	Focus Financial Partners, Inc.	4,730,593	1.0
65,215 (1)	Green Dot Corp.	3,055,323	0.6
115,581	Home Bancshares, Inc./ Conway AR	2,852,539	0.6
102,992	New York Community Bancorp., Inc.	1,134,972	0.2
138,583	OFG Bancorp	3,065,456	0.6
47,789	Origin Bancorp, Inc.	2,029,121	0.4
94,522	Pacific Premier Bancorp, Inc.	3,997,335	0.8
19,875 (1)	Palomar Holdings, Inc.	1,499,768	0.3
42,370	Pinnacle Financial Partners, Inc.	3,740,847	0.8
66,021	PJT Partners, Inc.	4,712,579	1.0
27,582	Primerica, Inc.	4,223,908	0.9
80,494	PROG Holdings, Inc.	3,874,176	0.8
171,616	Provident Financial Services, Inc.	3,928,290	0.8
10,213	Signature Bank	2,508,823	0.5
44,725	South State Corp.	3,656,716	0.8
47,454	Stifel Financial Corp.	3,077,866	0.6
134,493 (1)	Trean Insurance Group, Inc.	2,028,154	0.4
47,859	Western Alliance Bancorp.	4,443,708	0.9
		83,959,897	17.4

	Health Care: 14.1%
34,426 (1)	Addus HomeCare Corp.	3,003,324	0.6
71,764 (1)	Akouos, Inc.	900,638	0.2
115,118 (1)	Amicus Therapeutics, Inc.	1,109,738	0.2
33,191 (1)	AMN Healthcare Services, Inc.	3,218,863	0.7
26,071 (1)	Arena Pharmaceuticals, Inc.	1,778,042	0.4
36,319 (1)	Arrowhead Pharmaceuticals, Inc.	3,007,940	0.6
28,021 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,720,279	0.6
14,224 (1)	Blueprint Medicines Corp.	1,251,143	0.3
60,182	Encompass Health Corp.	4,696,001	1.0
49,156	Ensign Group, Inc.	4,260,351	0.9
119,914 (1)(2)	Epizyme, Inc.	996,485	0.2
30,159 (1)	Fate Therapeutics, Inc.	2,617,500	0.5
45,394 (1)	Haemonetics Corp.	3,025,056	0.6
59,093 (1)	Insmed, Inc.	1,681,787	0.3
52,495 (1)	Integer Holdings Corp.	4,945,029	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
33,798 (1)	ModivCare, Inc.	$5,748,026	1.2
33,519 (1)	Natera, Inc.	3,805,412	0.8
97,223 (1)(2)	Ontrak, Inc.	3,157,803	0.7
49,183 (1)	Progyny, Inc.	2,901,797	0.6
46,481 (1)	Rocket Pharmaceuticals, Inc.	2,058,644	0.4
107,874	Select Medical Holdings Corp.	4,558,755	0.9
139,187 (1)	Sotera Health Co.	3,372,501	0.7
37,558 (1)	Syneos Health, Inc.	3,361,065	0.7
		68,176,179	14.1

	Industrials: 15.9%
130,946 (1)	ACV Auctions, Inc.	3,356,146	0.7
129,354 (1)	Air Transport Services Group, Inc.	3,004,893	0.6
24,045	Alamo Group, Inc.	3,671,190	0.8
62,737	Altra Industrial Motion Corp.	4,079,160	0.8
31,939 (1)	ASGN, Inc.	3,095,847	0.6
33,816	Barrett Business Services, Inc.	2,455,380	0.5
88,149 (1)	Builders FirstSource, Inc.	3,760,436	0.8
52,483 (1)	Casella Waste Systems, Inc.	3,328,997	0.7
36,428	Curtiss-Wright Corp.	4,326,189	0.9
50,125	EMCOR Group, Inc.	6,174,899	1.3
36,062	EnerSys	3,524,339	0.7
71,338	Heidrick & Struggles International, Inc.	3,178,108	0.7
105,412	Hillenbrand, Inc.	4,646,561	1.0
39,919 (1)	Huron Consulting Group, Inc.	1,962,019	0.4
35,202	ICF International, Inc.	3,092,848	0.6
35,329	John Bean Technologies Corp.	5,038,622	1.0
23,853	Regal Beloit Corp.	3,184,614	0.7
75,774 (1)	Shoals Technologies Group, Inc.	2,689,977	0.6
16,216 (1)	Skywest, Inc.	698,423	0.1
38,764 (1)	SP Plus Corp.	1,185,791	0.2
96,662 (1)	Sun Country Airlines Holdings, Inc.	3,577,461	0.7
40,335	Werner Enterprises, Inc.	1,795,714	0.4
115,467 (1)	WillScot Mobile Mini Holdings Corp.	3,218,065	0.7
15,203	Woodward, Inc.	1,868,145	0.4
		76,913,824	15.9

	Information Technology: 16.8%
189,444	Absolute Software Corp.	2,743,149	0.6
117,777 (1)	ACI Worldwide, Inc.	4,374,238	0.9
161,583 (1)	Avaya Holdings Corp.	4,346,583	0.9
33,939	Badger Meter, Inc.	3,330,095	0.7
73,873 (1)	Box, Inc.	1,887,455	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
21,853	CMC Materials, Inc.	$3,294,121	0.7
39,241 (1)	Commvault Systems, Inc.	3,067,469	0.6
24,282 (1)	Concentrix Corp.	3,904,546	0.8
269,184 (1)	Diebold Nixdorf, Inc.	3,456,323	0.7
65,471 (1)	Envestnet, Inc.	4,966,630	1.0
23,344 (1)	Euronet Worldwide, Inc.	3,159,610	0.7
92,554	EVERTEC, Inc.	4,039,982	0.8
306,676 (1)	Harmonic, Inc.	2,612,880	0.5
70,696 (1)	Intapp, Inc.	1,979,488	0.4
35,649 (1)	Itron, Inc.	3,564,187	0.7
24,599 (1)	j2 Global, Inc.	3,383,592	0.7
176,355 (1)	Knowles Corp.	3,481,248	0.7
49,334 (1)	Onto Innovation, Inc.	3,603,355	0.7
41,434 (1)	Q2 Holdings, Inc.	4,250,300	0.9
78,287 (1)(2)	SMART Global Holdings, Inc.	3,732,724	0.8
12,425 (1)(2)	SunPower Corp.	363,058	0.1
74,688 (1)	Ultra Clean Holdings, Inc.	4,012,239	0.8
233,115 (1)	Viavi Solutions, Inc.	4,116,811	0.9
251,394 (1)	Vonage Holdings Corp.	3,622,588	0.8
		81,292,671	16.8

	Materials: 6.4%
99,890	Avient Corp.	4,910,592	1.0
149,159 (1)(2)	Cleveland-Cliffs, Inc.	3,215,868	0.7
111,472	Commercial Metals Co.	3,424,420	0.7
165,365	Glatfelter Corp.	2,310,149	0.5
53,796 (1)	Ingevity Corp.	4,376,843	0.9
24,754	Minerals Technologies, Inc.	1,947,397	0.4
59,067	Sealed Air Corp.	3,499,720	0.7
44,386	Sensient Technologies Corp.	3,842,052	0.8
93,751 (1)	Summit Materials, Inc.	3,267,222	0.7
		30,794,263	6.4

	Real Estate: 6.4%
127,970	Acadia Realty Trust	2,810,221	0.6
131,102	American Assets Trust, Inc.	4,888,794	1.0
194,074 (1)	Chatham Lodging Trust	2,497,732	0.5
113,592	CubeSmart	5,261,582	1.1
217,663 (1)	Cushman & Wakefield PLC	3,802,573	0.8
128,516	Easterly Government Properties, Inc.	2,709,117	0.6
68,628 (1)	EPR Properties	3,615,323	0.7
30,780 (1)	Ryman Hospitality Properties	2,430,389	0.5
151,203 (1)	Xenia Hotels & Resorts, Inc.	2,832,032	0.6
		30,847,763	6.4

	Utilities: 1.6%
52,266	Black Hills Corp.	3,430,217	0.7
28,844	NorthWestern Corp.	1,736,986	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
51,234	Portland General Electric Co.	$2,360,863	0.5
		7,528,066	1.6

	Total Common Stock (Cost $417,701,663)	480,660,424	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Repurchase Agreements: 0.8%
1,000,000 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/01/21-01/15/59)	1,000,000	0.2
1,000,000 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/30/21-07/01/51)	1,000,000	0.2
28,718 (3)	HSBC Securities USA, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $28,718, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $29,292, due 11/15/21- 02/15/48)	28,718	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.985%-4.000%, Market Value plus accrued interest $1,020,000, due 08/01/35-06/01/51)	$1,000,000	0.2
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	1,000,000	0.2
	Total Repurchase Agreements (Cost $4,028,718)	4,028,718	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
10,392,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $10,392,000)	10,392,000	2.2
	Total Short-Term Investments (Cost $14,420,718)	14,420,718	3.0
	Total Investments in Securities (Cost $432,122,381)	$495,081,142	102.6
	Liabilities in Excess of Other Assets	(12,367,209)	(2.6)
	Net Assets	$482,713,933	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited) (continued)

Sector Diversification as of June 30, 2021 (as a percentage of net assets)
Financials	17.4%
Information Technology	16.8%
Industrials	15.9%
Consumer Discretionary	15.5%
Health Care	14.1%
Real Estate	6.4%
Materials	6.4%
Energy	2.8%
Consumer Staples	1.7%
Utilities	1.6%
Communication Services	1.0%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$480,660,424	$—	$—	$480,660,424
Short-Term Investments	10,392,000	4,028,718	—	14,420,718
Total Investments, at fair value	$491,052,424	$4,028,718	$—	$495,081,142

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $441,233,955.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$76,591,914
Gross Unrealized Depreciation	(22,744,687)
Net Unrealized Appreciation	$53,847,227

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-CAPAPALL (0621-082321)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Balanced Portfolio, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 2, 2021